N-2 - USD ($)			12 Months Ended
		Jul. 01, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Cover [Abstract]
Entity Central Index Key		0002065812
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		New FS Specialty Lending Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Fund	Pro Forma Successor Fund (Pre-Listing)	Pro Forma Successor Fund (Post-Listing)
Shareholder Transaction Expenses
Maximum Sales Load (as a percentage of the offering price) imposed on purchases of common shares(1)	None	None	None
Dividend Reinvestment and Cash Purchase Plan Fees	None	None	None

(1)	No sales load will be charged in connection with the issuance of the Successor Fund Shares as part of the Reorganization. Common shares will not be available for purchase from the Successor Fund but, once listed, may be purchased on the NYSE through a broker-dealer subject to individually negotiated commission rates. Common shares purchased in the secondary market may be subject to brokerage commissions or other charges.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of average net assets attributable to common shares)(2)
Base Management Fee	2.28	%(3)	2.45	%(4)(5)	2.10	%(6)
Incentive Fee
Capital Gains Incentive Fee	--	%(7)	--	(8)	--	(8)
Income Incentive Fee	--	%(9)	--	(10)	1.81	% (11)
Interest Payments on Borrowed Funds (12)	2.31%		3.05%		3.05%
Other Expenses (13)	1.10%		1.10%		1.10%
Total Annual Expenses	5.69%		6.60%		8.06%
Base Management Fee Waiver	—		—		(0.21	)% (14)
Incentive Fee Waiver	—		—		(0.87	)% (15)
Total Annual Fund Operating Expenses After Fee Waiver	5.69%		6.60%		6.98%

(2)	Assumes leverage in the amount of 23% of gross assets of the Fund and 29% of gross assets of the Successor Fund.

(3)	The Fund pays the Adviser an annual fee, payable quarterly, in an annual amount equal to 1.75% of the Fund’s average weekly gross assets. Common shareholders bear the portion of the investment management fee attributable to the assets purchased with the proceeds of leverage, which means that common shareholders effectively bear the entire management fee.

(4)	For each quarter ending prior to the Listing Date, the Successor Fund will pay the Adviser an annual fee, payable quarterly, in an annual amount equal to 1.75% of the Successor Fund’s average daily gross assets. Common shareholders bear the portion of the investment management fee attributable to the assets purchased with the proceeds of leverage, which means that common shareholders effectively bear the entire management fee.

(5)	Following the Reorganization, but prior to the Listing Date, the Successor Fund’s base management fee as a percentage of net assets attributable to common shares will be higher than the Fund’s as a result of the Successor Fund’s greater ability to utilize leverage, which will increase the Successor Fund’s gross assets relative to the Fund’s.

(6)	For each quarter ending after the Listing Date, the Successor Fund will pay the Adviser an annual fee, payable quarterly, in an annual amount equal to 1.50% of the Successor Fund’s average daily gross assets. Common shareholders bear the portion of the investment management fee attributable to the assets purchased with the proceeds of leverage, which means that common shareholders effectively bear the entire management fee.

(7)	Pursuant to the terms of the Fund Advisory Agreement, the incentive fee on capital gains is determined and payable in arrears as of the end of each calendar year (or upon termination of such agreement). Such fee equals 20.0% of the Fund’s “incentive fee capital gains,” which are the Fund’s realized capital gains on a cumulative basis from inception, calculated as of the end of the applicable period, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid incentive fees on capital gains. The Fund accrues for the incentive fee on capital gains, which, if earned, are paid annually. The Fund accrues the incentive fee on capital gains based on net realized and unrealized gains; however, the fee payable to the Adviser is based on realized gains and no such fee is payable with respect to unrealized gains unless and until such gains are actually realized.

(8)	The Successor Fund does not pay an incentive fee on capital gains.

(9)	The Adviser may also be entitled to receive from the Fund a subordinated incentive fee on income. The subordinated incentive fee on income under the Fund Advisory Agreement is calculated and payable quarterly in arrears and equals 20.0% of the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter subject to a hurdle rate, expressed as a rate of return on adjusted capital, equal to 1.625% per quarter, or an annualized hurdle rate of 6.5%. As a result, the Adviser will not earn this incentive fee for any quarter until the Fund’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.625%. For purposes of this fee, “adjusted capital” means cumulative gross proceeds generated from sales of the Fund’s common shares (including proceeds from its distribution reinvestment plan) reduced for distributions from non-liquidating dispositions of the Fund’s investments paid to shareholders and amounts paid for share repurchases pursuant to the Fund’s share repurchase program. Once the Fund’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, the Adviser will be entitled to a “catch-up” fee equal to the amount of the Fund’s pre-incentive fee net investment income in excess of the hurdle rate, until the Fund’s pre-incentive fee net investment income for such quarter equals 2.031%, or 8.125% annually, of adjusted capital. This “catch-up” feature will allow the Adviser to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, the Adviser will be entitled to receive 20.0% of the Fund’s pre-incentive fee net investment income.

(10)	Pursuant to the terms of the Successor Fund Investment Advisory Agreement, the Adviser may be entitled to receive an incentive fee on income. For any quarter ending prior to the Listing Date, the incentive fee on income is calculated and payable quarterly in arrears and equals 20.0% of the Successor Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter subject to a hurdle rate, expressed as a rate of return on adjusted capital, equal to 1.625% per quarter, or an annualized hurdle rate of 6.5%. As a result, the Adviser will not earn this incentive fee for any quarter until the Successor Fund’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.625%. For purposes of this fee, “adjusted capital” means cumulative gross proceeds generated from sales of common shares by the Successor Fund (or the Fund as the predecessor of the Successor Fund) (including proceeds from its distribution reinvestment plan) reduced for distributions from non-liquidating dispositions of the Successor Fund’s (or the Fund’s as the predecessor of the Successor Fund) investments paid to shareholders and amounts paid for share repurchases pursuant to the Successor Fund’s (or the Fund’s as the predecessor of the Successor Fund) share repurchase program. Once the Successor Fund’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, the Adviser will be entitled to a “catch-up” fee equal to the amount of the Successor Fund’s pre-incentive fee net investment income in excess of the hurdle rate, until the Successor Fund’s pre-incentive fee net investment income for such quarter equals 2.031%, or 8.125% annually, of adjusted capital. This “catch-up” feature will allow the Adviser to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, the Adviser will be entitled to receive 20.0% of the Successor Fund’s pre-incentive fee net investment income.

(11)	Pursuant to the terms of the Successor Fund Investment Advisory Agreement, for any quarter ending after the Listing Date, the incentive fee on income is calculated and payable quarterly in arrears and equals 20.0% of the Successor Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter subject to a hurdle rate, expressed as a rate of return on net assets, equal to 1.5% per quarter, or an annualized hurdle rate of 6.0%. As a result, the Adviser will not earn this incentive fee for any quarter until the Successor Fund’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.5%. Once the Successor Fund’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, the Adviser will be entitled to a “catch-up” fee equal to the amount of the Successor Fund’s pre-incentive fee net investment income in excess of the hurdle rate, until the Successor Fund’s pre-incentive fee net investment income for such quarter equals 1.875%, or 7.5% annually, of net assets. This “catch-up” feature will allow the Adviser to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, the Adviser will be entitled to receive 20.0% of the Successor Fund’s pre-incentive fee net investment income.

(12)	The Fund currently utilizes leverage in the form of borrowings and debt securities. Although the Fund is permitted to utilize borrowings to the maximum extent permitted under the 1940 Act, as of December 31, 2024, the Fund had outstanding borrowings of $500 million, which represented 23% of the Fund’s gross assets and the pro forma Successor Fund would have had outstanding borrowings of approximately $622,503,000, which would have represented 29% of the Successor Fund’s gross assets.

(13)	“Other expenses” are estimated based upon those incurred by the Fund during the fiscal year ended December 31, 2024. Other expenses do not include expenses related to realized or unrealized investment gains or losses.

(14)	Effective on the Listing Date and for so long as the Successor Fund is a registered closed-end fund, the Adviser has contractually agreed to waive a portion of the Successor Fund’s base management fee such that the base management fee shall not exceed an amount equal to the annual rate of 1.35% of the Successor Fund’s average daily gross assets. Amounts waived by the Adviser will not be subject to recoupment from the Successor Fund.

(15)	Effective on the Listing Date and for so long as the Successor Fund is a registered closed-end fund, the Adviser has contractually agreed to waive a portion of the Successor Fund’s incentive fee. After giving effect to such fee waiver, the incentive fee on income will be calculated and payable quarterly in arrears and equals 10.00% of the Successor Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter subject to a hurdle rate, expressed as a rate of return on net assets, equal to 1.5% per quarter, or an annualized hurdle rate of 6.0%. As a result, the Adviser will not earn this incentive fee for any quarter until the Successor Fund’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.5%. Once the Successor Fund’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, the Adviser will be entitled to a “catch-up” fee equal to the amount of the Successor Fund’s pre-incentive fee net investment income in excess of the hurdle rate, until the Successor Fund’s pre-incentive fee net investment income for such quarter equals 1.667%, or 6.667% annually, of net assets. This “catch-up” feature will allow the Adviser to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, the Adviser will be entitled to receive 10.00% of the Successor Fund’s pre-incentive fee net investment income. Amounts waived by the Adviser will not be subject to recoupment from the Successor Fund.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
Fund	$57	$169	$280	$550
Pro Forma Successor Fund (pre-Listing Date)	$66	$193	$317	$610
Pro Forma Successor Fund (post-Listing Date)	$60	$178	$294	$574

Purpose of Fee Table , Note [Text Block]

The following tables illustrate the anticipated change in the “Total Expense Ratio” (a Fund’s annual operating expenses expressed as a percentage of its average net assets attributable to its common shares) for the shareholder of each Fund expected as a result of the Reorganization.

The table below sets forth the annual expenses for the Fund for the 12-month period ended December 31, 2024 and (i) the pro forma annual expenses for the Successor Fund, assuming the Reorganization had taken place on the first day of the 12-month period ended December 31, 2024 and the Listing Date did not occur during such 12-month period, and (ii) the pro forma annual expenses for the Successor Fund, assuming the Reorganization had taken place on the first day of the 12-month period ended December 31, 2024 and the Listing Date had taken place on the first day of the 12-month period ended December 31, 2024.

Basis of Transaction Fees, Note [Text Block]		as a percentage of the offering price
Other Expenses, Note [Text Block]		“Other expenses” are estimated based upon those incurred by the Fund during the fiscal year ended December 31, 2024. Other expenses do not include expenses related to realized or unrealized investment gains or losses.
Acquired Fund Incentive Allocation, Note [Text Block]
(7)	Pursuant to the terms of the Fund Advisory Agreement, the incentive fee on capital gains is determined and payable in arrears as of the end of each calendar year (or upon termination of such agreement). Such fee equals 20.0% of the Fund’s “incentive fee capital gains,” which are the Fund’s realized capital gains on a cumulative basis from inception, calculated as of the end of the applicable period, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid incentive fees on capital gains. The Fund accrues for the incentive fee on capital gains, which, if earned, are paid annually. The Fund accrues the incentive fee on capital gains based on net realized and unrealized gains; however, the fee payable to the Adviser is based on realized gains and no such fee is payable with respect to unrealized gains unless and until such gains are actually realized.

(8)	The Successor Fund does not pay an incentive fee on capital gains.

Incentive Allocation [Percent]		20.00%
Financial Highlights [Abstract]
Senior Securities Amount			$ 500,000	$ 400,000	$ 762,751	$ 775,667	$ 905,667	$ 1,236,667	[1]	$ 1,131,667	[1]	$ 1,220,000	[1]	$ 873,665	[1]	$ 1,040,494	[1]
Senior Securities Coverage per Unit	[2]		$ 4,007	$ 4,905	$ 3,299	$ 3,066	$ 2,577	$ 2.92		$ 3.34		$ 3.43		$ 4.83		$ 3.32
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives, significant investment strategies and operating policies, and investment restrictions of the Successor Fund will be identical to those of the Fund (other than with respect to the portfolio criteria imposed on BDCs by the 1940 Act).

The Fund’s investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation by investing primarily in private and public credit in a broad set of industries, sectors and sub-sectors. The Fund’s investment policy is to invest primarily in a portfolio of secured and unsecured floating and fixed rate loans, bonds and other types of credit instruments, which, under normal circumstances, will represent at least 80% of the Fund’s total assets. This investment policy may not be changed without at least 60 days’ prior notice to holders of the Fund’s common shares of any such change. In accordance with the best interests of the Fund’s shareholders, the Adviser monitors the Fund’s targeted investment mix as economic conditions evolve.

The Fund seeks to achieve its investment objectives by focusing on strategies such as direct originations, including innovative capital structure solutions, and broadly syndicated loan and bond transactions, which may include event-driven investments, opportunistic performing credit and special situations. By focusing on these opportunities, the Adviser believes it can create a portfolio that offers high potential income and returns while limiting risk.

For additional information regarding the Fund’s investments, see “Investment Strategies and Risks” in the Statement of Additional Information.

Fundamental Investment Restrictions

See “Investment Restrictions” in the Statement of Additional Information for additional information regarding the fundamental investment restrictions of the Fund.

Any policies of the Fund not described as fundamental in this Joint Proxy Statement/Prospectus may be changed by the Board without shareholder approval.

Risk Factors [Table Text Block]

RISK FACTORS

Risks Related to the Reorganization

Expenses. The Successor Fund may incur higher total expenses relative to the Fund for a period after the completion of the Reorganization due to expenses associated with the Reorganization.

The Fund will bear costs incurred in connection with the Reorganization. Because the Fund has already incurred costs attributable to the Reorganization and because the Fund is responsible for paying those costs, if shareholders do not approve the Reorganization Proposal, the Fund will continue to be responsible for the costs arising from the proposed Reorganization even though the proposed Reorganization will not occur, and those costs may be material.

Neither the Fund nor the Adviser will pay any expenses of shareholders arising out of or in connection with the Reorganization (e.g., expenses incurred by the shareholder as a result of attending the shareholder meeting, voting on the Reorganization or other action taken by the shareholder in connection with the Reorganization). See “Additional Information about the Funds and the Reorganization—Board Considerations and Recommendation.”

Tax Considerations. See “Additional Information about the Funds and the Reorganization—U.S. Federal Income Tax Considerations in Connection with the Reorganization” for a summary of certain U.S. federal income tax considerations in connection with the Reorganization.

Risks Related to the Listing

There Can be No Assurance that the Listing will be Completed. Immediately after the closing of the Reorganization, common shares of the Successor Fund will remain illiquid assets for which there will not be a secondary market. However, the Successor Fund intends to seek to list its common shares on the NYSE. The listing of the Successor Fund’s common shares is subject to the approval of the NYSE and satisfaction of the NYSE’s listing standards. The Successor Fund intends to apply for listing on the NYSE as soon as practicable following the closing of the Reorganization. There can be no assurance the Successor Fund will successfully complete any such listing.

Discount to Net Asset Value Risk. If the Successor Fund completes a listing of its common shares, shares of closed-end funds frequently trade at a price lower than their net asset value. This is commonly referred to as “trading at a discount.” This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that a fund’s net asset value may decrease. Because the shares of the Fund have been illiquid, this risk may be more pronounced during the period shortly after the Listing Date, during which the Successor Fund shares may experience greater volatility and may trade at significant discounts to net asset value, due to factors such as the absence of a prior public market, unseasoned trading, the limited number of shares available for trading and limited information about the Successor Fund.

The Successor Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. Whether investors will realize a gain or loss upon the sale of the Successor Fund’s common shares will depend upon whether the market value of the shares at the time of sale is above or below the price the investor paid, taking into account transaction costs, for the common shares and is not directly dependent upon the Successor Fund’s net asset value. Because the market value of the Successor Fund’s common shares will be determined by factors such as the relative demand for and supply of the common shares in the market, general market conditions and other factors beyond the control of the Successor Fund, the Successor Fund cannot predict whether its common shares will trade at, below or above NAV, or below or above the initial listing price for the common shares. As a result, even if the Successor Fund does complete a listing, shareholders may not receive a return of all of their invested capital upon a sale of their shares on the exchange.

Fractional shares of the Successor Fund received in the Reorganization will be sold in the open market by the Fund’s transfer agent when a shareholder’s shares are transferred from the books of the Successor Fund to a broker or other financial intermediary. The cash received by a shareholder upon such sale by the transfer agent may be reduced if such sales occur at a time that the common shares of the Successor Fund are trading at a discount to NAV.

Risks of Investing in the Successor Fund

Closed-End Investment Company; Liquidity Risks. The Successor Fund will be a non-diversified, closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. Closed-end investment companies differ from open-end investment companies (commonly known as mutual funds) in that investors in a closed-end investment company do not have the right to redeem their shares on a daily basis at a price based on the investment company’s net asset value.

Closed-End Fund Regulatory Considerations. Business development companies, or BDCs, are a specialized type of closed-end fund subject to regulation under only certain sections of the 1940 Act. Closed-end funds are subject to 1940 Act reporting requirements rather than Exchange Act reporting requirements. Unlike a BDC, a closed-end fund is not required to invest at least 70% of its assets in “qualifying assets” as defined in the 1940 Act. Additionally, closed-end funds are not required to offer significant managerial assistance to their “eligible portfolio companies” (as defined in the 1940 Act) as BDCs are. While a BDC may issue multiple classes of debt securities, and generally may utilize leverage up to 50% of its total assets, a closed-end fund may only issue one class of debt securities and generally may only utilize leverage up to 33 1/3% of its total assets. Furthermore, a closed-end fund is prohibited from issuing shares for less than net asset value per share, while a BDC may do so with shareholder approval. Finally, unlike a BDC, which may pay its investment adviser performance fees based on capital gains, a closed-end fund may pay performance fees based on capital gains or capital appreciation only if (i) it uses a fulcrum fee, which generally requires the investment adviser to have as much downside as upside in relation to the relevant performance index; and (ii) all of its common shareholders are “qualified clients” as defined in the Investment Advisers Act of 1940.

Whereas BDCs are subject to Exchange Act reporting requirements applicable to operating companies (i.e. annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K), registered closed-end funds are subject to 1940 Act reporting requirements applicable to registered investment companies (i.e. annual reports on Form N-CSR and semi-annual reports on Form N-CSRS).

See “Proposal 3: The Reorganization Proposal—Comparison of Business Development Companies and Closed-End Funds” in the Joint Proxy Statement/Prospectus.

Delaware Control Share Statute. Once the common shares of the Successor Fund are listed on the NYSE, the Successor Fund will become automatically subject to the control share statute (the “Control Share Statute”) contained in Subchapter III of the Delaware Statutory Trust Act (the “DSTA”). The Control Share Statute provides that an acquirer of shares above a series of voting power thresholds has no voting rights under the DSTA or the governing documents of the Successor Fund with respect to shares acquired in excess of that threshold (i.e., the “control shares”) unless the restoration of voting rights is approved by shareholders.

The Control Share Statute could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Successor Fund and may reduce market demand for the Successor Fund’s common shares, which could have the effect of increasing the likelihood that the Successor Fund’s common shares trade at a discount to net asset value and increasing the amount of any such discount.

Restriction on Sales of Shares Below Net Asset Value. The provisions of the 1940 Act generally require that the public offering price (less underwriting commissions and discounts) of common shares sold by a closed-end investment company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering), unless such sale is made with the consent of a majority of its common shareholders. The Successor Fund may, from time to time, seek the consent of common shareholders to permit the issuance and sale by the Successor Fund of common shares at a price below the then-current net asset value, subject to certain conditions. If such consent is obtained, the Successor Fund may, contemporaneous with and in no event more than one year following the receipt of such consent, sell common shares at price below net asset value in accordance with any conditions adopted in connection with the giving of such consent. Information regarding any consent of common shareholders obtained by the Successor Fund and the applicable conditions imposed on the issuance and sale by the Successor Fund of common shares at a price below net asset value will be disclosed in the prospectus relating to any such offering of common shares at a price below net asset value. Until such consent of common shareholders, if any, is obtained, the Successor Fund may not sell common shares at a price below net asset value. Following the listing of the Successor Fund’s common shares on the NYSE, this restriction may make it more difficult for the Successor Fund to raise additional assets in the future if the common shares trade at a discount to net asset value. Because the Successor Fund’s advisory fee is based upon average daily gross assets, the Adviser’s interest in recommending the issuance and sale of common shares at a price below net asset value may conflict with the interests of the Successor Fund and its common shareholders.

Future transactions may limit the ability of the Successor Fund to use capital loss carryforwards. The Predecessor Fund has capital loss carryforwards for U.S. federal income tax purposes. By reason of the Reorganization, the Successor Fund will succeed to and take into account the capital loss carryforwards of the Predecessor Fund. Subject to certain limitations, capital loss carryforwards may be used to offset future recognized capital gains. Section 382 of the Internal Revenue Code (the “Code”) imposes an annual limitation on the ability of a corporation, including a RIC, that undergoes an “ownership change” to use its capital loss carryforwards. Generally, an ownership change occurs if certain five percent shareholders and public groups increase their ownership in us by, collectively, 50 percentage points or more during a three-year period. The listing may make it more likely that future transactions involving the common shares of the Successor Fund, including transfers by existing shareholders, could result in such an ownership change. Accordingly, there can be no assurance that an ownership change limiting the ability of the Successor Fund to use capital loss carryforwards (and built-in, unrecognized losses, if any) will not occur in the future. Such a limitation would, for any given year, have the effect of potentially increasing the amount of the Successor Fund’s U.S. federal net capital gains for such year and, hence, the amount of capital gains dividends the Successor Fund would need to distribute to remain a RIC and to avoid U.S. income and excise tax liability.

General Risks of Investing in the Funds

Risks Related to the Funds’ Business and Structure

The Funds’ ability to achieve their investment objectives depends on the Adviser’s ability to manage and support their investment process. If a Fund’s agreement with the Adviser were to be terminated, or if the Adviser loses any members of its senior management team, the Funds’ ability to achieve their investment objectives could be significantly harmed.

Because the Funds have no employees, they depend on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Funds’ investments. The Funds’ future success depends to a significant extent on the continued service of the Adviser, as well as its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Funds’ ability to achieve their investment objectives.

The Funds’ ability to achieve their investment objectives depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Funds’ investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to the Funds, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Funds’ investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Funds’ investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Funds’ investment process could have a material adverse effect on the Funds’ business, financial condition and results of operations.

In addition, each Fund’s investment advisory agreement has termination provisions that allow the parties to terminate the agreement without penalty. The Funds’ investment advisory agreements may be terminated at any time, without penalty, by the Adviser, upon 60 days’ written notice to the applicable Fund. If a Fund’s investment advisory agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreement is terminated, it may be difficult for the applicable Fund to replace the Adviser. Furthermore, the termination of a Fund’s investment advisory agreement may adversely impact the terms of any existing or future financing arrangement, which could have a material adverse effect on such Fund’s business, financial condition and results of operations.

Because the Funds’ business model depends to a significant extent upon relationships with issuers, private equity sponsors, investment banks and commercial banks, the inability of the Adviser to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect the Funds’ business.

If the Adviser fails to maintain its existing relationships with issuers, private equity sponsors, investment banks and commercial banks on which it relies to provide us with potential investment opportunities or develop new relationships with other issuers, sponsors or sources of investment opportunities, the Funds may not be able to grow the investment portfolio. In addition, individuals with whom the Adviser has relationships generally are not obligated to provide the Funds with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Funds.

The Funds operate in a highly competitive market for investment opportunities, which could reduce returns and result in losses.

A number of entities compete with the Funds to make the types of investments that the Funds plan to make and the Funds believe that recent market trends have increased the number of competitors seeking to invest in loans to private, middle market companies in the United States. The Funds compete with public and private funds, commercial and investment banks, commercial financing companies and, to the extent they provide an alternative form of financing, private equity and hedge funds. Many of the Funds’ competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Funds do. For example, the Funds believe some of the Funds’ competitors have access to funding sources that are not available to the Funds. In addition, some of the Funds’ competitors could have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than the Funds. Furthermore, many of the Funds’ competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Funds as a BDC and closed-end fund, respectively, or the source of income, asset diversification and distribution requirements the Funds must satisfy to maintain their qualification as RICs. The competitive pressures the Funds face could have a material adverse effect on the Funds’ business, financial condition, results of operations and cash flows. As a result of this competition, the Funds can provide no assurance that they will be able to take advantage of attractive investment opportunities that arise from time to time, and the Funds can provide no assurance that they will be able to identify and make investments that are consistent with their respective investment objectives.

The amount of capital in the private debt markets and overall competition for loans could result in short-term returns for the Funds that are lower than their long-term targets. If there is a decrease in the number of new investment opportunities in U.S. middle market companies, and if such conditions continue for an extended amount of time, they could have a material adverse effect on the Funds’ business, financial condition and results of operations.

Identifying, structuring and consummating investments involves competition among capital providers and market and transaction uncertainty. The Adviser can provide no assurance that it will be able to identify a sufficient number of suitable investment opportunities or to avoid prepayment of existing investments to satisfy the Funds’ investment objectives, including as necessary to effectively structure credit facilities or other forms of leverage. The loan origination market is very competitive, which can result in loan terms that are more favorable to borrowers, and conversely less favorable to lenders, such as lower interest rates and fees, weaker borrower financial and other covenants, borrower rights to cure defaults, and other terms more favorable to borrowers than current or historical norms. Increased competition could cause the Funds to make more loans that are “cov-lite” in nature and, in a distressed scenario, there can be no assurance that these loans will retain the same value as loans with a full package of covenants. As a result of these conditions, the market for leveraged loans could become less advantageous than expected for the Funds, and this could increase default rates, decrease recovery rates or otherwise harm the Funds’ returns. The risk of prepayment is also higher in the current competitive environment if borrowers are offered more favorable terms by other lenders. The financial markets have experienced substantial fluctuations in prices and liquidity for leveraged loans. Any further disruption in the credit and other financial markets could have substantial negative effects on general economic conditions, the availability of required capital for companies and the operating performance of such companies. These conditions also could result in increased default rates and credit downgrades, and affect the liquidity and pricing of the investments made by the Funds. Conversely, periods of economic stability and increased competition among capital providers could increase the difficulty of locating investments that are desirable for the Funds.

With respect to the investments the Funds make, the Funds do not seek to compete based primarily on the interest rates the Funds offer, and the Funds believe that some of the Funds’ competitors could make loans with interest rates that will be lower than the rates the Funds offer. In the secondary market for acquiring existing loans, the Funds compete generally on the basis of pricing terms. With respect to all investments, the Funds could lose some investment opportunities if the Funds do not match competitors’ pricing, terms and structure. However, if we match the Funds’ competitors’ pricing, terms and structure, the Funds could experience decreased net interest income, lower yields and increased risk of credit loss. The Funds could also compete for investment opportunities with accounts managed or sponsored by the Adviser or its affiliates. Although he Adviser allocates opportunities in accordance with its allocation policy, allocations to such other accounts will reduce the amount and frequency of opportunities available to the Funds and thus not necessarily be in the best interests of the Funds and their securityholders. Moreover, the performance of investments will not be known at the time of allocation.

Each Fund’s board of trustees may change its investment policy by providing shareholders with 60 days’ prior notice, or may modify or waive its current operating policies and strategy without prior notice or shareholder approval, the effects of which may be adverse.

Prior to September 29, 2023, the Fund’s investment objectives were to generate current income and long-term capital appreciation by investing primarily in privately-held U.S. companies in the energy and power industry. Prior to September 29, 2023, the Fund’s investment policy was to invest, under normal circumstances, at least 80% of its total assets in securities of Energy companies.

In May 2023, the Fund announced that its board of trustees approved its transition from an investment policy of investing primarily in energy companies to a diversified credit investment policy of investing across private and public credit in a broader set of industries, sectors and sub-sectors. The Fund notified its shareholders of the new policy, which became effective on September 29, 2023. Under its new investment policy, the Fund’s current investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation by investing primarily in private and public credit in a broad set of industries, sectors and sub-sectors. The Fund’s current investment policy is to invest primarily in a portfolio of secured and unsecured floating and fixed rate loans, bonds and other types of credit instruments, which, under normal circumstances, will represent at least 80% of the Fund’s total assets. The Successor Fund’s investment objectives and investment policies will be identical to the Fund’s (other than with respect to the portfolio criteria imposed on BDCs by the 1940 Act).

This investment policy may be changed by the board of trustees if the Fund provides shareholders with at least 60 days’ prior notice. In addition, the Funds’ board of trustees has the authority to modify or waive the current operating policies, investment criteria and strategy without prior notice and without shareholder approval. The Funds cannot predict the effect any changes to the Funds’ investment policies, current operating policies, investment criteria and strategy would have on the Funds’ business, net asset value, operating results and the value of the Funds’ common shares. However, the effects might be adverse, which could negatively impact the Funds’ ability to pay distributions to shareholders and cause shareholders to lose all or part of their investment. Finally, if the Successor Fund is not successful in listing its common shares, Successor Fund shareholders will be limited in their ability to sell their common shares in response to any changes in the Successor Fund’s investment policy, operating policies, investment criteria or strategy.

If the Funds, their affiliates and their respective third-party service providers are unable to maintain the availability of electronic data systems and safeguard the security of data, the Funds’ ability to conduct business may be compromised, which could impair the Funds’ liquidity, disrupt the Funds’ business, damage the Funds’ reputation or otherwise adversely affect the Funds’ business.

Cybersecurity refers to the combination of technologies, processes, and procedures established to protect information technology systems and data from unauthorized access, attack, or damage. The Funds, their affiliates and their respective third-party service providers are subject to cybersecurity risks. The Funds’ business operations rely upon secure information technology systems for data processing, storage and reporting. The Funds depend on the effectiveness of the information and cybersecurity policies, procedures and capabilities maintained by the Funds’ affiliates and third-party service providers to protect their computer and telecommunications systems and the data that reside on or are transmitted through them. Cybersecurity risks have significantly increased in recent years and, while the Funds have not experienced any material losses relating to cyber attacks or other information security breaches, the Funds could suffer such losses in the future. The Funds, their affiliates and their respective third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact, as well as cyber-attacks that do not have a security impact but may nonetheless cause harm, such as causing denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) on websites, servers or other online systems. If one or more of such events occur, it potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Funds’ operations or the operations of the Funds’ affiliates and their respective third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Funds’ business, financial condition or results of operations.

Substantial costs may be incurred in order to prevent any cyber incidents in the future. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Funds may be required to expend significant additional resources to modify the Funds’ protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. There is no assurance that any efforts to mitigate cybersecurity risks undertaken by the Funds, their affiliates, or heir respective third-party service providers will be effective. If the Funds fail to comply with the relevant laws and regulations, the Funds could suffer financial losses, a disruption of the Funds’ business, liability to investors, regulatory intervention or reputational damage.

Changes in laws or regulations governing the Funds’ operations or the operations of the Funds’ business partners may adversely affect the Funds’ business or cause the Funds to alter their business strategy.

The Funds, their portfolio companies and other counterparties are subject to regulation at the local, state and federal level. New legislation may be enacted, amended or repealed or new interpretations, rulings or regulations could be adopted, including those governing the types of investments the Funds are permitted to make, any of which could harm the Funds and their shareholders, potentially with retroactive effect. For example, certain provisions of the Dodd-Frank Act, which influences many aspects of the financial services industry, have been amended or repealed and the Code has been substantially amended and reformed. Uncertainty regarding the new presidential administration’s agenda with respect to legislation and regulations affecting the financial services industry or taxation could also adversely impact the Funds’ business or the business of the Funds’ portfolio companies. New or repealed legislation, interpretations, rulings or regulations could require changes to certain business practices of the Funds or their portfolio companies, negatively impact the operations, cash flows or financial condition of the Funds or their portfolio companies, impose additional costs on the Funds or their portfolio companies or otherwise adversely affect the Funds’ business or the business of the Funds’ portfolio companies.

Additionally, any changes to or repeal of the laws and regulations governing the Funds’ operations relating to permitted investments may cause the Funds to alter the Funds’ investment strategy to avail the Funds’ of new or different opportunities. Such changes could result in material differences to the Funds’ strategies and plans and may result in the Funds’ investment focus shifting from the areas of expertise of the Adviser to other types of investments in which the Adviser may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the Funds’ financial condition and results of operations and the value of a shareholder’s investment.

The Small Business Credit Availability Act, or the SBCA Act, allows BDCs to incur additional leverage.

On March 23, 2018, the SBCA Act became law. The SBCA Act, among other things, amends Section 61(a) of the 1940 Act to add a new Section 61(a)(2) which reduces the asset coverage requirements for senior securities applicable to BDCs from 200% to 150% provided that certain disclosure and approval requirements are met. Before the reduced asset coverage requirements under Section 61(a)(2) are effective with respect to the Fund, the application of that section of the 1940 Act must be approved by either (1) a “required majority,” as defined in Section 57(o) of the 1940 Act, of the Fund’s board of trustees or (2) a majority of votes cast at a special or annual meeting of the Fund’s shareholders. If the Fund chooses to seek such approval, the Fund may be able to incur substantial additional indebtedness, and, therefore the risk of an investment in the Fund may increase. As of the date of this Joint Proxy Statement/Prospectus, the asset coverage ratio applicable to the Fund remains 200%. See “Risks Related to Debt Financing—The Funds incur indebtedness to make investments, which magnifies the potential for gain or loss on amounts invested in the Funds’ common shares and may increase the risk of investing in the Funds’ common shares.”

As SEC-reporting companies, the Funds are subject to regulations not applicable to private companies, such as provisions of the Sarbanes-Oxley Act. Efforts to comply with such regulations involve significant expenditures, and non-compliance with such regulations may adversely affect the Funds.

As SEC-reporting companies, the Funds are subject to the Sarbanes-Oxley Act, and the related rules and regulations promulgated by the SEC. Management is required to report on the Funds’ internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. The Funds are required to review on an annual basis their internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting.

Developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact the Funds’ financial performance and the Funds’ ability to make distributions. This process also may result in a diversion of the Funds’ management’s time and attention. The Funds cannot be certain of when the Funds’ evaluation, testing and remediation actions will be completed or the impact of the same on the Funds’ operations. In addition, the Funds may be unable to ensure that the process is effective or that the Funds’ internal controls over financial reporting are or will be effective in a timely manner. In the event that the Funds are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, the Funds may be adversely affected.

The Funds may invest in derivatives or other assets that expose us to certain risks, including market risk, liquidity risk and other risks similar to those associated with the use of leverage.

The Funds may use derivative instruments including, in particular, swaps and other similar transactions, in seeking to achieve their investment objectives or for other reasons, such as cash management, financing activities or to hedge their positions. Accordingly, these derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage. The use of derivatives may subject the Funds to various risks, including counterparty risk, currency risk, leverage risk, liquidity risk, correlation risk, index risk and regulatory risk.

Furthermore, the Funds’ ability to successfully use derivatives depends on the Adviser’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. Additionally, segregated liquid assets, amounts paid by the Funds as premiums and cash or other assets held in margin accounts with respect to derivatives are not otherwise available to us for investment purposes.

Rule 18f-4 under the 1940 Act, or the Derivatives Rule, provides a comprehensive framework for the use of derivatives by BDCs and closed-end funds. The Derivatives Rule permits BDCs and closed-end funds, subject to various conditions described below, to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act.

BDCs and closed-end funds that don’t qualify as “limited derivatives users” as defined below, are required by the Derivatives Rule to, among other things, (i) adopt and implement a derivatives risk management program, or DRMP, and new testing requirements; (ii) comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk, or VaR; and (iii) comply with new requirements related to board and SEC reporting. The DRMP must be administered by a “derivatives risk manager,” who is appointed by the board and periodically reviews the DRMP and reports to the board.

The Derivatives Rule provides an exception from the DRMP, VaR limit and certain other requirements for a BDC or closed-end fund that limits its “derivatives exposure” to no more than 10% of its net assets (as calculated in accordance with the Derivatives Rule), or a limited derivatives user, provided that the BDC or closed-end fund establishes appropriate policies and procedures reasonably designed to manage derivatives risks, including the risk of exceeding the 10% “derivatives exposure” threshold.

The requirements of the Derivatives Rule may limit the Funds’ ability to engage in derivatives transactions as part of the Funds’ investment strategies. These requirements may also increase the cost of the Funds’ investments and cost of doing business, which could adversely affect the value of the Funds’ investments and/or the Funds’ performance. The rule also may not be effective to limit the Funds’ risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the Funds’ derivatives or other investments. There may be additional regulation of the use of derivatives transactions by BDCs and closed-end funds, which could significantly affect the Funds’ use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives transactions may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

The Funds may experience fluctuations in their quarterly results.

The Funds could experience fluctuations in their quarterly operating results due to a number of factors, including the Funds’ ability or inability to make investments in companies that meet their investment criteria, the interest rate payable on the debt securities the Funds acquire, the level of the Funds’ expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Funds encounter competition in the Funds’ markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

The Funds and their portfolio companies may maintain cash balances at financial institutions that exceed federally insured limits and may otherwise be materially affected by adverse developments affecting the financial services industry, such as actual events or concerns involving liquidity, defaults or non-performance by financial institutions or transactional counterparties.

The Funds’ cash is held in accounts at U.S. banking institutions. Cash held by the Funds and their portfolio companies in non-interest-bearing and interest-bearing operating accounts may exceed the Federal Deposit Insurance Corporation insurance limits. If such banking institutions were to fail, the Funds or their portfolio companies could lose all or a portion of those amounts held in excess of such insurance limitations. In addition, actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions, transactional counterparties or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems, which could adversely affect the Funds’ and the Funds’ portfolio companies’ business, financial condition, results of operations, or prospects.

Although the Funds assess their portfolio companies’ banking relationships as necessary or appropriate, the Funds’ and their portfolio companies’ access to funding sources and other credit arrangements in amounts adequate to finance or capitalize the Funds’ and their portfolio companies’ respective current and projected future business operations could be significantly impaired by factors that affect the Funds or their portfolio companies, the financial institutions with which the Funds or their portfolio companies have arrangements directly, or the financial services industry or economy in general. These factors could include, among others, events such as liquidity constraints or failures, the ability to perform obligations under various types of financial, credit or liquidity agreements or arrangements, disruptions or instability in the financial services industry or financial markets, or concerns or negative expectations about the prospects for companies in the financial services industry. These factors could involve financial institutions or financial services industry companies with which the Funds and their portfolio companies have financial or business relationships but could also include factors involving financial markets or the financial services industry generally.

In addition, investor concerns regarding the U.S. or international financial systems could result in less favorable commercial financing terms, including higher interest rates or costs and tighter financial and operating covenants, or systemic limitations on access to credit and liquidity sources, thereby making it more difficult for the Funds or their portfolio companies to acquire financing on acceptable terms or at all.

The Funds are subject to risks associated with artificial intelligence and machine learning technology.

Artificial intelligence, including machine learning and similar tools and technologies that collect, aggregate, analyze or generate data or other materials, or collectively, AI, and its current and potential future applications including in the private investment and financial industries, as well as the legal and regulatory frameworks within which AI operates, continue to rapidly evolve.

Recent technological advances in AI pose risks to the Funds, the Adviser, and the Funds’ portfolio investments. The Funds and their portfolio investments could also be exposed to the risks of AI if third-party service providers or any counterparties, whether or not known to the Funds, also use AI in their business activities. The Funds and their portfolio companies may not be in a position to control the use of AI technology in third-party products or services.

Use of AI could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming accessible by other third-party AI applications and users. While the Adviser does not currently use AI to make investment recommendations, the use of AI could also exacerbate or create new and unpredictable risks to the Funds’ business, the Adviser’s business, and the business of the Funds’ portfolio companies, including by potentially significantly disrupting the markets in which the Funds and their portfolio companies operate or subjecting the Funds, their portfolio companies and the Adviser to increased competition and regulation, which could materially and adversely affect the business, financial condition or results of operations of the Funds, their portfolio companies and the Adviser. In addition, the use of AI by bad actors could heighten the sophistication and effectiveness of cyber and security attacks experienced by the Funds’ portfolio companies and the Adviser.

Independent of its context of use, AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that AI technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error—potentially materially so—and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI technology. To the extent that the Funds or their portfolio investments are exposed to the risks of AI use, any such inaccuracies or errors could have adverse impacts on the Funds or their investments.

AI technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.

The Funds and the Adviser could be the target of litigation.

The Funds and the Adviser could become the target of securities class action litigation or other similar claims if the Funds’ common share price fluctuates significantly or for other reasons. The proceedings could continue without resolution for long periods of time and the outcome of any such proceedings could materially adversely affect the Funds’ business, financial condition, and/or operating results. Any litigation or other similar claims could consume substantial amounts of management’s time and attention, and that time and attention and the devotion of associated resources could, at times, be disproportionate to the amounts at stake. Litigation and other claims are subject to inherent uncertainties, and a material adverse impact on the Funds’ financial statements could occur for the period in which the effect of an unfavorable final outcome in litigation or other similar claims becomes probable and reasonably estimable. In addition, the Funds could incur expenses associated with defending themselves against litigation and other similar claims, and these expenses could be material to the Funds’ earnings in future periods.

The Funds’ business and operations could be negatively affected if the Funds become subject to shareholder activism, which could cause the Funds to incur significant expense, hinder the execution of the Funds’ investment strategy or impact the Funds share price.

Shareholder activism, which could take many forms, including making public demands that the Funds consider certain strategic alternatives, engaging in public campaigns to attempt to influence the Funds’ corporate governance and/or management, and commencing proxy contests to attempt to elect the activists’ representatives or others to the Funds’ boards of trustees, or arise in a variety of situations, has been increasing in the BDC and closed-end fund spaces recently. While the Funds are currently not subject to any shareholder activism, because of a variety of reasons, the Funds may in the future become the target of shareholder activism. Shareholder activism could result in substantial costs and divert management’s and the Funds’ boards of trustees’ attention and resources from the Funds’ business. Additionally, such shareholder activism could give rise to perceived uncertainties as to the Funds’ future and adversely affect the Funds’ relationships with service providers and the Funds’ portfolio companies. Also, the Funds may be required to incur significant legal and other expenses related to any activist shareholder matters.

Risks Related to the Adviser and its Respective Affiliates

There may be conflicts of interest related to obligations the Adviser’s senior management and investment teams have to the Funds ‘affiliates and to other clients.

The members of the senior management and investment teams of the Adviser serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Funds do, or of investment vehicles managed by the same personnel. For example, the officers, managers and other personnel of the Adviser serve and may serve in the future in similar capacities for the investment advisers to the other funds managed or advised by FS Investments or, prior to the Adviser Transaction, EIG, and may serve in similar or other capacities for the investment advisers to future investment vehicles affiliated with FS Investments or, prior to the Adviser Transaction, EIG. In serving in these multiple and other capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in the Funds’ best interests or in the best interest of the Funds’ shareholders. The Funds’ investment objectives may overlap with the investment objectives of such investment funds, accounts or other investment vehicles. For example, the Funds rely on the Adviser to manage their day-to-day activities and to implement their investment strategy. The Adviser and certain of its affiliates are presently, and plan in the future to continue to be, involved with activities which are unrelated to the Funds. As a result of these activities, the Adviser, its employees and certain of its affiliates will have conflicts of interest in allocating their time between the Funds and other activities in which they are or may become involved, including the management of other entities affiliated with FS Investments. The Adviser and its employees will devote only as much of its or their time to the Funds’ business as the Adviser and its employees, in their judgment, determine is reasonably required, which may be substantially less than their full time. The officers of the Adviser and its affiliates devote as much time to the Funds as the Adviser deems appropriate; however, these officers may have conflicts in allocating their time and services among the Funds and the Adviser and its affiliates’ accounts. During times where there are turbulent conditions or distress in the credit markets or other times when the Funds will need focused support and assistance from the Adviser and affiliates’ employees, other entities that the Adviser advises or manages will likewise require greater focus and attention, placing the Adviser and the Funds’ resources in high demand. In such situations, the Funds may not receive the necessary support and assistance the Funds require or would otherwise receive if the Adviser or its affiliates did not act as a manager for other entities.

The Funds, directly or through the Adviser, may obtain confidential information about the companies or securities in which the Funds have invested or may invest. If the Funds possess confidential information about such companies or securities, there may be restrictions on the Adviser’s ability to dispose of, increase the amount of, or otherwise take action with respect to the securities of such companies. The Adviser and the Funds’ management of other accounts could create a conflict of interest to the extent the Adviser or FS is aware of material non-public information concerning potential investment decisions. For example, an affiliate of FS’s membership in a loan syndicate or on a loan borrower’s creditors’ committee could potentially prevent the Adviser from entering into a transaction involving a CLO that holds the related loan. The Funds have implemented compliance procedures and practices designed to ensure that investment decisions are not improperly made while in possession of material non-public information. There can be no assurance, however, that these procedures and practices will be effective. In addition, this conflict and these procedures and practices may limit the freedom of the Adviser to make potentially profitable investments, which could have an adverse effect on the Funds’ operations. These limitations imposed by access to confidential information could materially adversely affect the Funds business, financial condition and results of operations, and the Funds’ ability to pay dividends to shareholders.

There are risks and conflicts of interests associated with the Base Management Fee each Fund is obligated to pay the Adviser.

Each Fund pays the Adviser a base management fee based on gross assets, regardless of the performance of the portfolio. The Adviser’s entitlement to such non-performance-based compensation might reduce its incentive to devote the time and effort of its professionals to seeking profitable opportunities for the Funds’ portfolio, which could result in worse performance for the Funds’ portfolio and could materially adversely affect the Funds’ business, financial condition and results of operations, and their ability to pay dividends to shareholders. Furthermore, the participation of the Adviser (including its investment professionals) in the Funds’ valuation process, and the financial interest of the Funds’ interested trustees in the Adviser, creates a conflict of interest as the base management fee payable to the Adviser is based, in part, on the Funds’ gross assets.

The Adviser and its affiliates, including the Funds’ officers and some of the Funds’ trustees, face conflicts of interest caused by compensation arrangements with the Funds and their affiliates, which could result in actions that are not in the best interests of the Funds’ shareholders.

The Adviser and its affiliates receive substantial fees from the Funds in return for their services, and these fees could influence the advice provided to the Funds. The Funds pay to the Adviser an incentive fee that is based on the performance of the Funds’ portfolio and an annual base management fee that is based on the value of the Funds’ gross assets. Because the incentive fee is based on the performance of the portfolio, the Adviser may be incentivized to make investments on the Funds’ behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee is determined may also encourage the Adviser to use leverage to increase the return on the Funds’ investments. In addition, because the base management fee of each Fund is based upon the value of such Fund’s gross assets, which includes any borrowings for investment purposes, the Adviser may be incentivized to recommend the use of leverage or the issuance of additional equity to make additional investments and increase the average value of the Funds’ gross assets. Under certain circumstances, the use of leverage may increase the likelihood of default, which could disfavor holders of the Funds’ common shares. The Funds’ compensation arrangements could therefore result in the Funds making riskier or more speculative investments, or relying more on leverage to make investments, than would otherwise be the case. This could result in higher investment losses, particularly during cyclical economic downturns.

The Funds may be obligated to pay the Adviser incentive compensation even if the Funds incur a net loss due to a decline in the value of the portfolio.

Each Funds’ investment advisory agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Funds may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the portfolio or if the Funds incur a net loss for that quarter.

Any incentive fee payable by a Fund that relates to such Fund’s net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. The Adviser is not under any obligation to reimburse a Fund for any part of the incentive fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund paying an incentive fee on income the Fund never received.

For U.S. federal income tax purposes, the Funds are required to recognize taxable income (such as deferred interest that is accrued as original issue discount) in some circumstances in which the Funds do not receive a corresponding payment in cash and to make distributions with respect to such income to maintain the applicable Fund’s status as a RIC. Under such circumstances, the Funds may have difficulty meeting the Annual Distribution Requirement necessary to maintain RIC tax treatment under the Code. This difficulty in making the required distribution may be amplified to the extent that the Funds are required to pay an incentive fee with respect to such accrued income. As a result, the Funds may have to sell some of their investments at times and/or at prices the Funds would not consider advantageous, raise additional debt or equity capital, or forgo new investment opportunities for this purpose. If the Funds are not able to obtain cash from other sources, the Funds may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

The time and resources that the Adviser and individuals employed by the Adviser devote to the Funds may be diverted and the Funds may face additional competition due to the fact that individuals employed by the Adviser are not prohibited from raising money for or managing another entity that makes the same types of investments that the Funds target.

Neither the Adviser, nor persons providing services to the Funds on behalf of the Adviser, are prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Funds target. As a result, the time and resources that these individuals may devote to the Funds may be diverted. In addition, the Funds may compete with any such investment entity for the same investors and investment opportunities.

The Funds’ incentive fee may induce the Adviser to make speculative investments.

The incentive fee payable by the Funds to the Adviser may create an incentive for it to enter into investments on the Funds’ behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to the Adviser is determined may encourage it to use leverage to increase the return on the Funds’ investments. In addition, the fact that the Funds’ base management fees are payable based upon gross assets, which would include any borrowings for investment purposes, may encourage the Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor holders of the Funds’ common shares. Such a practice could result in the Funds investing in more speculative securities than would otherwise be in the Funds’ best interests, which could result in higher investment losses, particularly during cyclical economic downturns. In addition, with respect to the Predecessor Fund prior to the Adviser Transaction, since EIG will receive a portion of the advisory fees paid to the Adviser with respect to the Predecessor Fund, EIG may have an incentive to recommend investments that are riskier or more speculative.

The Adviser’s liability is limited under the Funds’ investment advisory agreements, and the Funds are required to indemnify the Adviser against certain liabilities, which may lead it to act in a riskier manner on the Funds’ behalf than it would when acting for its own account.

Pursuant to the each Fund’s investment advisory agreement, the Adviser and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with, or acting on behalf of, the Adviser will not be liable to the applicable Fund for their acts under such investment advisory agreement, absent willful misfeasance, bad faith or gross negligence in the performance of their duties. Each Fund has agreed to indemnify, defend and protect the Adviser and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with, or acting on behalf of, the Adviser with respect to all damages, liabilities, costs and expenses resulting from acts of the Adviser not arising out of willful misfeasance, bad faith or gross negligence in the performance of their duties under the applicable investment advisory agreement. These protections may lead the Adviser to act in a riskier manner when acting on the Funds’ behalf than it would when acting for its own account.

Risks Related to Business Development Companies and Closed-End Funds

The Funds are uncertain of sources for funding of future capital needs and if the Funds cannot obtain debt or equity financing on acceptable terms, or at all, the Funds ability to acquire investments and to expand operations will be adversely affected.

Any working capital reserves the Funds maintain may not be sufficient for investment purposes, and the Funds may require debt or equity financing to operate. The Funds may also need to access the capital markets to refinance existing debt obligations to the extent maturing obligations are not repaid with cash flows from operations. In order to maintain RIC tax treatment, the Funds must make distributions to the Funds’ shareholders each tax year on a timely basis generally of an amount at least equal to 90% of the Funds’ investment company taxable income, determined without regard to any deduction for distributions paid, and the amounts of such distributions will therefore not be available to fund investment originations or to repay maturing debt. In addition, with certain limited exceptions, the Funds are only allowed to borrow amounts or issue debt securities or preferred shares, which we refer to collectively as “senior securities,” such that the Fund’s asset coverage, as calculated pursuant to the 1940 Act, equals at least 200% immediately after such borrowing, and that the Successor Fund’s asset coverage, as calculated pursuant to the 1940 Act, equals at least 300% immediately after such borrowing, which, in certain circumstances, may restrict the Funds’ ability to borrow or issue debt securities or preferred shares. In the event that the Funds develop a need for additional capital in the future for investments or for any other reason, and the Funds cannot obtain debt or equity financing on acceptable terms, or at all, the Funds’ ability to acquire investments and to expand the Funds’ operations will be adversely affected. As a result, the Funds would be less able to allocate the portfolio among various issuers and industries and achieve the Funds’ investment objectives, which may negatively impact the Funds’ results of operations and reduce the Funds’ ability to make distributions to the Funds’ shareholders.

The requirement that the Fund invest a sufficient portion of its assets in qualifying assets could preclude it from investing in accordance with its current business strategy; conversely, the failure to invest a sufficient portion of its assets in qualifying assets could result in its failure to maintain the Fund’s status as a BDC.

As a BDC, the Fund may not acquire any assets other than “qualifying assets” unless, at the time of such acquisition, at least 70% of its total assets are qualifying assets. Therefore, it may be precluded from investing in what it believes are attractive investments if such investments are not qualifying assets. Similarly, these rules could prevent the Fund from making additional investments in existing portfolio companies, which could result in the dilution of the Fund’s position, or could require the Fund to dispose of investments at an inopportune time to comply with the 1940 Act. If the Fund were forced to sell non-qualifying investments in the portfolio for compliance purposes, the proceeds from such sale could be significantly less than the current value of such investments. Conversely, if the Fund fails to invest a sufficient portion of its assets in qualifying assets, it could lose its status as a BDC.

Regulations governing the Fund’s operation as a BDC, the Successor Fund’s operation as a closed-end fund, and the Fund’s and the Successor Fund’s operation as a RIC will affect the Fund’s ability to raise, and the way in which the Fund raises, additional capital or borrow for investment purposes, which may have a negative effect on the Fund’s growth.

As a result of the Funds’ need to satisfy the Annual Distribution Requirement in order to maintain RIC tax treatment under Subchapter M of the Code, the Funds may need to periodically access the capital markets to raise cash to fund new investments. The Fund may issue “senior securities,” as defined in the 1940 Act, including issuing preferred shares, borrowing money from banks or other financial institutions or issuing debt securities only in amounts such that the Fund’s asset coverage, as defined in the 1940 Act, equals at least 200% after such incurrence or issuance and the Successor Funds may issue “senior securities,” as defined in the 1940 Act, including issuing preferred shares only in amounts such that the Successor Fund’s asset coverage, as defined in the 1940 Act, equals at least 200% after issuance, or borrowing money from banks or other financial institutions or issuing debt securities only in amounts such that the Successor Fund’s asset coverage, as defined in the 1940 Act, equals at least 200% after such incurrence or issuance. The Fund’s ability to issue certain other types of securities is also limited. Under the 1940 Act, the Funds are also generally prohibited from issuing or selling their shares at a price per share, after deducting underwriting commissions, that is below their net asset value per share, without first obtaining approval for such issuance from their respective shareholders and independent trustees. Compliance with these limitations on the Funds’ ability to raise capital may unfavorably limit their investment opportunities. These limitations may also reduce the Funds’ ability in comparison to other companies to profit from favorable spreads between the rates at which the Funds can borrow and the rates at which they can lend.

In addition, because the Funds incur indebtedness for investment purposes, if the value of the Funds’ assets declines, the Funds may be unable to satisfy the asset coverage test under the 1940 Act, which would prohibit the Funds from paying distributions and, as a result, could cause the Funds to be subject to corporate-level tax on their income and capital gains, regardless of the amount of distributions paid. If the Funds cannot satisfy the asset coverage test, the Funds may be required to sell a portion of their investments and, depending on the nature of the Funds’ debt financing, repay a portion of their indebtedness at a time when such sales may be disadvantageous.

The Funds’ ability to enter into transactions with the Funds’ affiliates is restricted.

The Funds are prohibited under the 1940 Act from participating in certain transactions with certain of their affiliates without the prior approval of a majority of the independent members of the Funds’ board of trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of a Fund’s outstanding voting securities will be such Fund’s affiliate for purposes of the 1940 Act and the respective Fund will generally be prohibited from buying or selling any securities from or to such affiliate, absent the prior approval of such Fund’s board of trustees. The 1940 Act also prohibits certain “joint” transactions with certain of the Funds’ affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of the Fund’s board of trustees and, in some cases, the SEC. In an order dated June 4, 2013, the SEC granted exemptive relief permitting the Fund, subject to the satisfaction of certain conditions, to co-invest in certain privately negotiated investment transactions with the Fund’s co-investment affiliates. Effective April 9, 2018, or the JV Effective Date, and in connection with the transition of advisory services to a joint advisory relationship with EIG, the Fund’s board of trustees authorized and directed that the Fund (i) withdraw from this order, except with respect to any transaction in which the Fund participated in reliance on the Original Order prior to the JV Effective Date, and (ii) rely on an exemptive relief order dated April 10, 2018, granted to EIG and its affiliates which permits the Fund to participate in co-investment transactions with certain other EIG advised funds, or the EIG Order. If a person acquires more than 25% of a Fund’s voting securities, it will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons to the extent not covered by the Funds’ exemptive relief, absent the prior approval of the SEC. Similar restrictions limit the Funds’ ability to transact business with the Funds’ officers or trustees or their affiliates. As a result of these restrictions, the Funds may be prohibited from buying or selling any security from or to any portfolio company of a fund managed by the Adviser without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to the Funds. Effective November 13, 2024, and in connection with the change to the Fund’s investment strategy, the Fund’s board of trustees authorized and directed that the Fund (x) withdraw from the EIG Order, except with respect to any transaction in which the Fund participated in reliance on the EIG Order prior to such date, and (y) rely on an exemptive relief order dated November 13, 2024, granted to the Fund and certain of its affiliates which permits the Fund, subject to the satisfaction of certain conditions, to co-invest in certain privately negotiated investment transactions with certain of the Fund’s affiliates. On April 29, 2024, a new exemptive order was granted to the Fund and certain of its affiliates which permits the Fund, subject to the satisfaction of certain conditions, to co-invest in certain privately negotiated investment transactions with certain of the Fund’s affiliates, which order includes streamlined terms and conditions as compared to past comparable orders (the “FS Order”). Pursuant to the FS Order, the Fund is permitted to co-invest in certain privately negotiated transactions with certain affiliates of the Adviser, including, among others, FS Credit Opportunities Corp. and FS Credit Income Fund. The Successor Fund may rely on the FS Order.

Risks Related to the Funds’ Investments

Inflation may adversely affect the business, results of operations and financial condition of the Funds’ portfolio companies.

Certain of the Funds’ portfolio companies are in industries that may be impacted by inflation. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on the Funds’ loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in the Funds’ portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of the Funds’ investments could result in future realized or unrealized losses and therefore reduce the Funds’ net assets resulting from operations.

The Funds’ investments in prospective portfolio companies may be risky, and the Funds could lose all or part of the Funds’ investment.

The Funds’ investments may be risky and there is no limit on the amount of any such investments in which the Funds may invest.

Senior Secured Loans, Second Lien Secured Loans and Senior Secured Bonds. There is a risk that any collateral pledged by portfolio companies in which the Funds have taken a security interest may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent the Funds’ debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Funds’ security interest may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the debt. Secured debt that is under-collateralized involves a greater risk of loss. In addition, second lien secured debt is granted a second priority security interest in collateral, which means that any realization of collateral will generally be applied to pay senior secured debt in full before second lien secured debt is paid. Consequently, the fact that debt is secured does not guarantee that the Funds will receive principal and interest payments according to the debt’s terms, or at all, or that the Funds will be able to collect on the debt should the Funds be forced to enforce the Funds’ remedies.

Unsecured Debt. The Funds’ unsecured debt investments will generally rank junior in priority of payment to senior debt and will generally be unsecured. This may result in a heightened level of risk and volatility or a loss of principal, which could lead to the loss of the entire investment. These investments may involve additional risks that could adversely affect the Funds’ investment returns. To the extent interest payments associated with such debt are deferred, such debt may be subject to greater fluctuations in valuations, and such debt could subject the Funds and the Funds’ shareholders to non-cash income. Because the Funds will not receive any principal repayments prior to the maturity of some of the Funds’ unsecured debt investments, such investments will be of greater risk than amortizing loans.

Equity and Equity-Related Securities. The Funds may make select equity investments in income-oriented preferred or common equity interests. In addition, when the Funds invest in senior secured loans and notes or unsecured debt, the Funds may acquire warrants to purchase equity securities. In connection with certain of the Funds’ debt investments or any restructurings of these debt investments, the Funds may on occasion receive equity interests, including warrants or options, as additional consideration or otherwise in connection with a restructuring. The equity interests the Funds receive may not appreciate in value and, in fact, may decline in value. Accordingly, the Funds may not be able to realize gains from the Funds’ equity interests, and any gains that the Funds do realize on the disposition of any equity interests may not be sufficient to offset any other losses the Funds experience.

Convertible Securities. The Funds may invest in convertible securities, such as bonds, debentures, notes, preferred stocks or other securities that may be converted into, or exchanged for, a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by us is called for redemption, it will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Funds’ ability to achieve their investment objectives.

Non-U.S. Securities. The Funds may invest in non-U.S. securities, which may include securities denominated in U.S. dollars or in non-U.S. currencies and securities of companies in emerging markets, to the extent permitted by the 1940 Act. Because evidences of ownership of such securities usually are held outside the United States, the Funds would be subject to additional risks if the Funds invested in non-U.S. securities, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the non-U.S. securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Because non-U.S. securities may be purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected unfavorably by changes in currency rates and exchange control regulations. In addition, investing in securities of companies in emerging markets involves many risks, including potential inflationary economic environments, regulation by foreign governments, different accounting standards, political uncertainties and economic, social, political, financial, tax and security conditions in the applicable emerging market, any of which could negatively affect the value of companies in emerging markets or investments in their securities.

Structured Products. The Funds may invest in structured products, which may include collateralized debt obligations, collateralized bond obligations, collateralized loan obligations, structured notes and credit-linked notes. When investing in structured products, the Funds may invest in any level of the subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). Structured products may be highly levered and therefore, the junior debt and equity tranches that the Funds may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, the Funds will generally have the right to receive payments only from the issuer or counterparty, and will generally not have direct rights against the underlying borrowers or entities. Furthermore, the investments the Funds make in structured products are at times thinly traded or have only a limited trading market. As a result, investments in such structured products may be characterized as illiquid securities.

Derivatives. The Funds may invest from time to time in derivatives, including total return swaps, interest rate swaps, credit default swaps and foreign currency forward contracts. Derivative investments have risks, including: the imperfect correlation between the value of such instruments and the Funds’ underlying assets, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Funds’ portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Funds are owed this fair market value in the termination of the derivative contract and the Funds claim is unsecured, the Funds will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Funds may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Funds as premiums and cash or other assets held in margin accounts with respect to the Funds’ derivative investments would not be available to the Funds for other investment purposes, which may result in lost opportunities for gain.

Investments in Asset-Based Opportunities. The Funds may invest in asset-based opportunities through joint ventures, investment platforms, private investment funds or other business entities that provide one or more of the following services: origination or sourcing of potential investment opportunities, due diligence and negotiation of potential investment opportunities and/or servicing, development and management (including turnaround) and disposition of investments. Such investments may be in or alongside existing or newly formed operators, consultants and/or managers that pursue such opportunities and may or may not include capital and/or assets contributed by third-party investors. Such investments may include opportunities to direct-finance physical assets, such as airplanes and ships, and/or operating assets, such as financial service entities, as opposed to investment securities, or to invest in origination and/or servicing platforms directly. In valuing the Funds’ investments, the Funds rely primarily on information provided by operators, consultants and/or managers. Valuations of illiquid securities involve various judgments and consideration of factors that may be subjective. There is a risk that inaccurate valuations could adversely affect the value of the Funds’ common shares. The Funds may not be able to promptly withdraw the Funds’ investment in these asset-based opportunities, which may result in a loss to the Funds and adversely affect the Funds’ investment returns.

Below Investment Grade Risk. In addition, the Funds invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid.

International investments create additional risks.

The Funds expect to make investments in portfolio companies that are domiciled outside of the United States. The Funds anticipate that up to 30% of their investments may be in these types of assets. the Fund’s investments in foreign portfolio companies are deemed “non-qualifying assets,” which means, as required by the 1940 Act, they, along with other non-qualifying assets, may not constitute more than 30% of the Funds’ total assets at the time of the Funds’ acquisition of any asset, after giving effect to the acquisition. Notwithstanding the limitation on the Funds’ ownership of foreign portfolio companies, such investments subject the Funds to many of the same risks as the Funds’ domestic investments, as well as certain additional risks, including the following:

•	foreign governmental laws, rules and policies, including those restricting the ownership of assets in the foreign country or the repatriation of profits from the foreign country to the United States;

•	foreign currency devaluations that reduce the value of and returns on the Funds’ foreign investments;

•	adverse changes in the availability, cost and terms of investments due to the varying economic policies of a foreign country in which the Funds invest;

•	adverse changes in tax rates, the tax treatment of transaction structures and other changes in operating expenses of a particular foreign country in which the Funds invest;

•	the assessment of foreign-country taxes (including withholding taxes, transfer taxes and value added taxes, any or all of which could be significant) on income or gains from the Funds’ investments in the foreign country;

•	adverse changes in foreign-country laws, including those relating to taxation, bankruptcy and ownership of assets;

•	changes that adversely affect the social, political and/or economic stability of a foreign country in which the Funds invest;

•	high inflation in the foreign countries in which the Funds invest, which could increase the costs to the Funds of investing in those countries;

•	deflationary periods in the foreign countries in which the Funds invest, which could reduce demand for the Funds’ assets in those countries and diminish the value of such investments and the related investment returns to the Funds; and

•	legal and logistical barriers in the foreign countries in which the Funds invest that materially and adversely limit the Funds’ ability to enforce their contractual rights with respect to those investments.

In addition, the Funds may make investments in countries whose governments or economies may prove unstable. Certain of the countries in which the Funds may invest may have political, economic and legal systems that are unpredictable, unreliable or otherwise inadequate with respect to the implementation, interpretation and enforcement of laws protecting asset ownership and economic interests. In some of the countries in which the Funds may invest, there may be a risk of nationalization, expropriation or confiscatory taxation, which may have an adverse effect on the Funds’ portfolio companies in those countries and the rates of return that the Funds are able to achieve on such investments. The Funds may also lose the total value of any investment which is nationalized, expropriated or confiscated. The financial results and investment opportunities available to the Funds, particularly in developing countries and emerging markets, may be materially and adversely affected by any or all of these political, economic and legal risks.

The Funds’ investments in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities, subject the Funds indirectly to the underlying risks of such private investment funds and additional fees and expenses.

The Funds may invest in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities which would be required to register as investment companies but for an exemption under Sections 3(c)(1) and 3(c)(7) of the 1940 Act. The Funds’ investments in private funds are subject to substantial risks. Investments in such private investment funds expose the Funds to the risks associated with the businesses of such funds or entities as well as such private investment funds’ portfolio companies. These private investment funds may or may not be registered investment companies and, thus, may not be subject to protections afforded by the 1940 Act, covering, among other areas, liquidity requirements, governance by an independent board, affiliated transaction restrictions, leverage limitations, public disclosure requirements and custody requirements.

The Funds rely primarily on information provided by managers of private investment funds in valuing the Funds investments in such funds. There is a risk that inaccurate valuations provided by managers of private investment funds could adversely affect the value of the Funds’ common shares. In addition, there can be no assurance that a manager of a private investment fund will provide advance notice of any material change in such private investment fund’s investment program or policies and thus, the Funds’ investment portfolio may be subject to additional risks which may not be promptly identified by the Adviser. Moreover, the Funds may not be able to withdraw the Funds’ investments in certain private investment funds promptly after the Funds make a decision to do so, which may result in a loss to the Fund and adversely affect the Funds’ investment returns.

Investments in the securities of private investment funds may also involve duplication of advisory fees and certain other expenses. By investing in private investment funds indirectly through the Funds, shareholders bear a pro rata portion of the Funds’ advisory fees and other expenses, and also indirectly bear a pro rata portion of the advisory fees, performance-based allocations and other expenses borne by the Funds as an investor in the private investment funds. In addition, the purchase of the shares of some private investment funds requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such investment companies’ portfolio securities.

In addition, certain private investment funds may not provide the Funds with the liquidity the Funds require and would thus subject the Funds to liquidity risk. Further, even if an investment in a private investment fund is deemed liquid at the time of investment, the private investment fund may, in the future, alter the nature of the Funds investments and cease to be a liquid investment fund, subjecting the Funds to liquidity risk.

The Funds may acquire various structured financial instruments for purposes of “hedging” or reducing the Funds risks, which may be costly and ineffective and could reduce the cash available to service debt or for distribution to shareholders.

The Funds may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase the Funds losses. Further, hedging transactions may reduce cash available to service the Funds debt or pay distributions to the Funds’ shareholders.

Investing in middle market companies involves a number of significant risks, any one of which could have a material adverse effect on the Funds’ operating results.

Investments in middle market companies involve some of the same risks that apply generally to investments in larger, more established companies. However, such investments have more pronounced risks in that they:

•	may have limited financial resources and may be unable to meet the obligations under their debt securities that the Funds hold, which may be accompanied by a deterioration in the value of any collateral pledged under such securities and a reduction in the likelihood of the Funds realizing any guarantees the Funds may have obtained in connection with the Funds’ investment;

•	have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tends to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

•	are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Funds’ portfolio company and, in turn, on the Funds;

•	generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, the Funds’ executive officers and trustees and members of the Adviser may, in the ordinary course of business, be named as defendants in litigation arising from the Funds’ investments in the portfolio companies; and

•	may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

If the Funds’ portfolio is concentrated in a single or limited number of investments at any given time, the Funds’ performance may be significantly adversely affected by the unfavorable performance of a small number of such investments or a substantial write-down of the value of any one investment.

The Funds may from time to time hold securities of a single portfolio company that comprise more than 5% of the Funds total assets and/or more than 10% of the outstanding voting securities of the portfolio company. For that reason, the Funds are each classified as a non-diversified management investment company under the 1940 Act. As of December 31, 2024, the Fund had an investment in two portfolio companies, which represented approximately 20.0% of the Fund’s total investment portfolio, by fair value. A consequence of the concentration of a small number of investments at any given time is that the aggregate income and returns the Funds realize may be significantly adversely affected by the unfavorable performance of a single or small number of such investments or a substantial write-down of the value of any one investment.

The Funds’ portfolio companies may incur debt that ranks equally with, or senior to, the Funds’ investments in such companies.

The Funds’ portfolio companies may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which the Funds invest. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which the Funds are entitled to receive payments with respect to the debt instruments in which the Funds invest. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to the Funds investment in that portfolio company would typically be entitled to receive payment in full before the Funds receive any proceeds. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to the Funds. In the case of debt ranking equally with debt instruments in which the Funds invest, the Funds would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.

There may be circumstances where the Funds’ debt investments could be subordinated to claims of other creditors or the Funds could be subject to lender liability claims.

If one of the Funds’ portfolio companies were to go bankrupt, depending on the facts and circumstances, including the extent to which the Funds actually provided managerial assistance to that portfolio company, if any, a bankruptcy court might recharacterize the Funds’ debt investment and subordinate all or a portion of the Funds’ claim to that of other creditors. In situations where a bankruptcy carries a high degree of political significance, the Fund’s legal rights may be subordinated to other creditors. The Funds may also be subject to lender liability claims for actions taken by the Funds with respect to a borrower’s business or in instances where the Funds exercise control over the borrower or the Fund renders significant managerial assistance.

Second priority liens on collateral securing debt investments that the Funds make to their portfolio companies may be subject to control by senior creditors with first priority liens. If there is a default, the value of the collateral may not be sufficient to repay in full both the first priority creditors and the Funds.

Certain debt investments that the Funds make in portfolio companies may be secured on a second priority basis by the same collateral securing first priority debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by such company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the Funds. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then the Funds, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against such company’s remaining assets, if any.

The Funds may also make unsecured debt investments in portfolio companies, meaning that such investments will not benefit from any interest in collateral of such companies. Liens on any such portfolio company’s collateral, if any, will secure the portfolio company’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio company under its secured debt agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Funds. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Funds’ unsecured debt obligations after payment in full of all secured debt obligations. If such proceeds were not sufficient to repay the outstanding secured debt obligations, then the Funds’ unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio company’s remaining assets, if any.

The rights the Funds may have with respect to the collateral securing the debt investments the Funds make in their portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Funds enter into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to control the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. The Funds may not have the ability to control or direct such actions, even if the Funds’ rights are adversely affected.

The Funds generally will not control the Funds’ portfolio companies.

The Fund does not control, and the Funds do not expect to control, most of their portfolio companies, even though the Funds may have board representation or board observation rights, and the Funds’ debt agreements with such portfolio companies may contain certain restrictive covenants. As a result, the Funds are subject to the risk that a portfolio company in which the Funds invest may make business decisions with which the Funds disagree and the management of such company, as representatives of the holders of their common equity, may take risks or otherwise act in ways that do not serve the Funds’ interests as debt investors. Due to the lack of liquidity for the Funds’ investments in non-traded companies, the Funds may not be able to dispose of the Funds’ interests in their portfolio companies as readily as the Funds would like or at an appropriate valuation. As a result, a portfolio company may make decisions that could decrease the value of the Funds’ portfolio holdings.

Declines in market values or fair market values of the Funds’ investments could result in significant net unrealized depreciation of the Funds’ portfolios, which, in turn, would reduce the Funds’ net asset value.

Under the 1940 Act, the Funds are required to carry the Funds’ investments at market value or, if no market value is ascertainable, at fair value, in accordance with policies and procedures approved by the board of trustees. While most of the Funds’ investments are not and will not be publicly traded, applicable accounting standards require the Funds to assume as part of the Funds’ valuation process that the Funds’ investments are sold in a principal market to market participants (even if the Funds plan on holding an investment through its maturity) and impairments of the market values or fair market values of the Funds’ investments, even if unrealized, must be reflected in the Funds’ financial statements for the applicable period as unrealized depreciation, which could result in a significant reduction to the Funds’ net asset value for a given period.

A significant portion of the Fund’s investment portfolio does not have, and a significant portion of the Successor Fund’s portfolio will not have, a readily available market price and is and will be recorded at fair value in accordance with policies and procedures approved by the Funds’ board of trustees and, as a result, there is and will be uncertainty as to the value of the Funds’ portfolio investments.

Under the 1940 Act, the Funds are required to carry the Funds’ portfolio investments at market value or, if no market value is ascertainable, at fair value in accordance with policies and procedures approved by the board of trustees. There is not a public market for the securities of certain of the companies in which the Funds invest. Many of the Funds’ investments are not publicly-traded or actively-traded on a secondary market but are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors or are not traded at all. As a result, the Adviser, with oversight from the Funds’ board of trustees, will value these securities quarterly at fair value.

Pursuant to Rule 2a-5 under the 1940 Act, the board has designated the Adviser to perform, subject to board oversight, fair value determinations of the Funds’ investments. Certain factors that may be considered in determining the fair value of the Funds’ investments include dealer quotes for securities traded on the secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to comparable companies, discounted cash flows and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Funds’ determinations of fair value may differ materially from the values that would have been used if a ready market for these securities existed. Due to this uncertainty, the Funds’ fair value determinations may cause the Funds’ net asset value on a given date to materially understate or overstate the value that the Funds may ultimately realize upon the sale of one or more of the Funds’ investments.

The Funds are exposed to risks associated with changes in interest rates.

The Funds are subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Funds’ investments, investment opportunities and cost of capital and, accordingly, may have a material adverse effect on the Funds’ investment objectives, rate of return on invested capital and ability to service the Funds’ debt and make distributions to shareholders. Any reduction in the level of interest rates on new investments relative to interest rates on the Funds’ current investments could also adversely impact the Funds’ net investment income. In addition, an increase in interest rates would make it more expensive to use debt for the Funds’ financing needs, if any.

Each Fund’s investment portfolio primarily consists or will consist, as applicable, of senior secured debt with maturities typically ranging from three to seven years. The longer the duration of these securities, generally, the more susceptible they are to changes in market interest rates. As market interest rates have increased, those securities with a lower yield-at-cost have experienced a mark-to-market unrealized loss. An impairment of the fair market value of the Funds’ investments, even if unrealized, must be reflected in the Funds’ financial statements for the applicable period and may therefore have a material adverse effect on the Funds’ results of operations for that period. A reduction in interest rates may result in both lower interest rates on new investments and higher repayments on current investments with high interest rates, which may have an adverse impact on the Funds’ net investment income and results of operations.

Because the Funds incur indebtedness to make investments, the Funds’ net investment income is dependent, in part, upon the difference between the rate at which the Funds borrow funds or pay interest on outstanding debt securities and the rate at which the Funds invest these funds. The recent increases in interest rates have made it more expensive to use debt to finance the Funds’ investments and to refinance the Fund’s current financing arrangements. In addition, certain of the Fund’s financing arrangements provide for adjustments in the loan interest rate along with changes in market interest rates. Therefore, in periods of rising interest rates, the Funds’ cost of funds will increase, which could materially reduce the Funds’ net investment income. Any reduction in the level of interest rates on new investments relative to interest rates on the Funds’ current investments could also adversely impact the Funds’ net investment income.

The Funds’ have and may continue to structure the majority of the Funds’ debt investments with floating interest rates to position the Funds’ portfolios more favorably for rate increases. However, there can be no assurance that this will successfully mitigate the Funds’ exposure to interest rate risk. For example, in rising interest rate environments, payments under floating rate debt instruments generally will rise and there may be a significant number of issuers of such floating rate debt instruments that will be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, the Funds’ fixed rate investments may decline in value because the fixed rate of interest paid thereunder may be below market interest rates.

Furthermore, because a rise in the general level of interest rates can be expected to lead to higher interest rates applicable to the Funds’ debt investments, an increase in interest rates would make it easier for the Funds to meet or exceed the incentive fee hurdle rate in the investment advisory agreement and may result in a substantial increase of the amount of incentive fees payable to the Adviser with respect to pre-incentive fee net investment income.

A covenant breach by the Funds’ portfolio companies may harm the Funds’ operating results.

A portfolio company’s failure to satisfy financial or operating covenants imposed by the Funds or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that the Funds hold. The Funds may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company.

The Funds’ portfolio companies may be highly leveraged.

Some of the Funds’ portfolio companies may be highly leveraged, which may have adverse consequences to these companies and to the Funds as an investor. These companies may be subject to restrictive financial and operating covenants and the leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to take advantage of business opportunities may be limited. Further, a leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

The Funds may not realize gains from their equity investments.

Certain investments that the Funds may make may include equity related securities, such as rights and warrants that may be converted into or exchanged for shares or the cash value of the shares. In addition, the Funds may make direct equity investments in portfolio companies. The equity interests the Funds receive may not appreciate in value and, in fact, may decline in value. Accordingly, the Funds may not be able to realize gains from their equity interests, and any gains that the Funds do realize on the disposition of any equity interests may not be sufficient to offset any other losses the Funds experience. The Funds may also be unable to realize any value if a portfolio company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow the Funds to sell the underlying equity interests. The Funds may be unable to exercise any put rights the Funds acquire which grant the Funds the right to sell their equity securities back to the portfolio company for the consideration provided in the applicable investment documents if the issuer is in financial distress.

An investment strategy focused primarily on privately-held companies presents certain challenges, including the lack of available information about these companies.

The Funds’ investments are and are expected to be primarily in privately-held companies. Investments in private companies pose significantly greater risks than investments in public companies. First, private companies have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress. As a result, these companies, which may present greater credit risk than public companies, may be unable to meet the obligations under their debt and equity securities that the Funds hold. Second, the investments themselves often may be illiquid. The securities of most of the companies in which the Funds invest are not publicly-traded or actively-traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors. In addition, such securities may be subject to legal and other restrictions on resale. As such, the Funds may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. In addition, in a restructuring, the Funds may receive substantially different securities than their original investment in a portfolio company, including securities in a different part of the capital structure. These investments may also be difficult to value because little public information generally exists about private companies, requiring an experienced due diligence team to analyze and value the potential portfolio company. Finally, these companies often may not have third-party debt ratings or audited financial statements. The Funds must therefore rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act and other rules and regulations that govern public companies. If the Funds are unable to uncover all material information about these companies, or receive timely information, the Funds may not make a fully informed investment decision, and the Funds may lose money on their investments.

A lack of liquidity in certain of the Funds’ investments may adversely affect the Funds’ business.

The Funds invest in certain companies whose securities are not publicly-traded or actively-traded on the secondary market and are, instead, traded on a privately-negotiated over-the-counter secondary market for institutional investors, and whose securities are subject to legal and other restrictions on resale or are otherwise less liquid than publicly-traded securities. The illiquidity of certain of the Funds’ investments may make it difficult for the Funds to sell these investments when desired. In addition, if the Funds are required to liquidate all or a portion of their portfolio quickly, the Funds may realize significantly less than the value at which the Funds had previously recorded these investments. The reduced liquidity of the Funds’ investments may make it difficult for the Funds to dispose of them at a favorable price or at all, and, as a result, the Funds may suffer losses.

The Funds may not have the funds or ability to make additional investments in their portfolio companies.

The Funds may not have the funds or ability to make additional investments in their portfolio companies. After the Funds’ initial investment in a portfolio company, the Funds may be called upon from time to time to provide additional funds to such company or have the opportunity to increase the Funds’ investment through the exercise of a warrant to purchase common stock. There is no assurance that the Funds will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on the Funds’ part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for the Funds to increase their participation in a successful operation or may reduce the expected return on the investment.

Prepayments of the Funds’ debt investments by their portfolio companies could adversely impact the Funds’ results of operations and reduce their return on equity.

The Funds are subject to the risk that the investments the Funds make in their portfolio companies may be repaid prior to maturity. When this occurs, the Funds will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid and the Funds could experience significant delays in reinvesting these amounts. Any future investment in a new portfolio company may also be at lower yields than the debt that was repaid. As a result, the Funds’ results of operations could be materially adversely affected if one or more of the Funds’ portfolio companies elect to prepay amounts owed to the Funds. Additionally, prepayments, net of prepayment fees, could negatively impact the Funds’ return on equity.

The Funds’ investments may include original issue discount and PIK instruments.

The Funds have invested in original issue discount or PIK instruments and intend to continue to do so. To the extent that the Funds invest in original issue discount or PIK instruments and the accretion of original issue discount or PIK interest income constitutes a portion of their income, the Funds will be exposed to risks associated with the requirement to include such non-cash income in taxable and accounting income prior to receipt of cash, including the following:

•	The higher interest rates on PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans;

•	Original issue discount and PIK instruments may have unreliable valuations because the accruals require judgments about collectability of the deferred payments and the value of any associated collateral;

•	An election to defer PIK interest payments by adding them to the principal on such instruments increases the Funds’ future investment income which increases the Funds’ gross assets and, as such, increases the Adviser’s future base management fees which, thus, increases the Adviser’s future income incentive fees at a compounding rate;

•	Market prices of PIK instruments and other zero coupon instruments are affected to a greater extent by interest rate changes, and may be more volatile than instruments that pay interest periodically in cash. While PIK instruments are usually less volatile than zero coupon debt instruments, PIK instruments are generally more volatile than cash pay securities;

•	The deferral of PIK interest on an instrument increases the loan-to-value ratio, which is a measure of the riskiness of a loan, with respect to such instrument;

•	Even if the conditions for income accrual under GAAP are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan;

•	For accounting purposes, cash distributions to investors representing original issue discount income are not derived from paid-in capital, although they may be paid from the offering proceeds. Thus, although a distribution of original issue discount income may come from the cash invested by investors, the 1940 Act does not require that investors be given notice of this fact;

•	Tax legislation requires that certain income be recognized for tax purposes no later than when recognized for financial reporting purposes;

•	The required recognition of PIK interest for U.S federal income tax purposes may have a negative impact on liquidity, as it represents a non-cash component of the Funds’ investment company taxable income that may require cash distributions to shareholders in order to maintain the Funds’ ability to be subject to tax as a RIC; and

•	Original issue discount may create a risk of non-refundable cash payments to the Adviser based on non-cash accruals that may never be realized.

The Funds may from time to time enter into total return swaps, credit default swaps, fixed priced swaps or other derivative transactions which expose us to certain risks, including credit risk, market risk, commodity risk, liquidity risk and other risks similar to those associated with the use of leverage.

The Funds may from time to time enter into total return swaps, credit default swaps or other derivative transactions that seek to modify or replace the investment performance of a particular reference security or other asset. These transactions are typically individually negotiated, non-standardized agreements between two parties to exchange payments, with payments generally calculated by reference to a notional amount or quantity. Swap contracts and similar derivative contracts are not traded on exchanges; rather, banks and dealers act as principals in these markets. These investments may present risks in excess of those resulting from the referenced security or other asset. Because these transactions are not an acquisition of the referenced security or other asset itself, the investor has no right directly to enforce compliance with the terms of the referenced security or other asset and has no voting or other consensual rights of ownership with respect to the referenced security or other asset. In the event of insolvency of a counterparty, the Funds will be treated as a general creditor of the counterparty and will have no claim of title with respect to the referenced security or other asset.

A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the referenced security or other assets underlying the total return swap during a specified period, in return for periodic payments based on a fixed or variable interest rate.

A total return swap is subject to market risk, liquidity risk and risk of imperfect correlation between the value of the total return swap and the debt obligations underlying the total return swap. In addition, the Funds may incur certain costs in connection with a total return swap that could in the aggregate be significant.

A credit default swap is a contract in which one party buys or sells protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring during a specified period. Generally, if the Funds sell credit protection using a credit default swap, the Funds will receive fixed payments from the swap counterparty and if a credit event occurs with respect to the applicable issuer, the Funds will pay the swap counterparty par for the issuer’s defaulted debt securities and the swap counterparty will deliver the defaulted debt securities to us. Generally, if the Funds buy credit protection using a credit default swap, the Funds will make fixed payments to the counterparty and if a credit event occurs with respect to the applicable issuer, the Funds will deliver the issuer’s defaulted securities underlying the swap to the swap counterparty and the counterparty will pay us par for the defaulted securities. Alternatively, a credit default swap may be cash settled and the buyer of protection would receive the difference between the par value and the market value of the issuer’s defaulted debt securities from the seller of protection.

Credit default swaps are subject to the credit risk of the underlying issuer. If the Funds are selling credit protection, there is a risk that the Funds will not properly assess the risk of the underlying issuer, a credit event will occur and the Funds will have to pay the counterparty. If the Funds are buying credit protection, there is a risk that the Funds will not properly assess the risk of the underlying issuer, no credit event will occur and the Funds will receive no benefit for the premium paid.

A fixed price swap is a contract between two parties in which settlements are made at a specified time based on the difference between the fixed priced specified in the contract and the referenced settlement price. When the referenced settlement price is less than the price specified in the contract, one party receives an amount from the second party based on the price difference multiplied by the volume. Similarly, when the referenced settlement price exceeds the price specified in the contract, one party pays the second party an amount based on the price difference multiplied by the volume.

A fixed price swap is subject to commodity risk of the underlying commodity. If the Funds are purchasing fixed price swaps for oil, there is a risk the fixed price the Funds paid to enter the contract for oil will be more than the price of oil at the specified settlement date, and the Funds will owe the counterparty the difference in price multiplied by the volume of the contracted volume.

A derivative transaction is also subject to the risk that a counterparty will default on its payment obligations thereunder or that the Funds will not be able to meet their obligations to the counterparty. In some cases, the Funds may post collateral to secure their obligations to the counterparty, and the Funds may be required to post additional collateral upon the occurrence of certain events such as a decrease in the value of the reference security or other asset. In some cases, the counterparty may not collateralize any of its obligations to the Funds.

Derivative investments effectively add leverage to a portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. In addition to the risks described above, such arrangements are subject to risks similar to those associated with the use of leverage. See “—Risks Related to Debt Financing.”

The Funds may invest through joint ventures, partnerships or other special purpose vehicles and the Funds’ investments through these vehicles may entail greater risks, and investments in which the Funds have a non-controlling interest may involve risks specific to third-party management of those investments.

The Funds may co-invest with third parties through partnerships, joint ventures or other entities, thereby acquiring jointly-controlled or non-controlling interests in certain investments in conjunction with participation by one or more third parties in such investment. The Funds may have interests or objectives that are inconsistent with those of the third-party partners or co-venturers. Although the Funds may not have full control over these investments, and therefore may have a limited ability to protect their position therein, the Funds expect that the Funds will negotiate appropriate rights to protect their interests. Nevertheless, such investments may involve risks not present in investments where a third party is not involved, including the possibility that a third-party partner or co-venturer may have financial difficulties, resulting in a negative impact on such investment, may have economic or business interests or goals which are inconsistent with the Funds’, or may be in a position to take (or block) action in a manner contrary to the Funds’ investment objectives or the increased possibility of default by, diminished liquidity or insolvency of, the third party, due to a sustained or general economic downturn. Third-party partners or co-venturers may opt to liquidate an investment at a time during which such liquidation is not optimal for the Funds. In addition, the Funds may in certain circumstances be liable for the actions of their third-party partners or co-venturers. In those circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to such investments, including incentive compensation arrangements.

Risks Related to Debt Financing

The Funds incurs indebtedness to make investments, which magnifies the potential for gain or loss on amounts invested in the Funds’ common shares and may increase the risk of investing in the Funds’ common shares.

The use of borrowings and other types of financing, also known as leverage, magnifies the potential for gain or loss on amounts invested and, therefore, increases the risks associated with investing in the Funds’ common shares. When the Funds use leverage to partially finance their investments, through borrowing from banks and other lenders or issuing debt securities, the Funds, and therefore Fund shareholders, will experience increased risks of investing in the Funds’ common shares. Any lenders and debt holders would have fixed dollar claims on the Funds’ assets that are senior to the claims of shareholders. If the value of the Funds’ assets increases, then leverage would cause the net asset value attributable to common shares to increase more sharply than it would have had the Funds not utilized leverage. Conversely, if the value of the Funds’ assets decreases, leverage would cause net asset value to decline more sharply than it otherwise would have had the Funds not utilized leverage. Similarly, any increase in the Funds’ income in excess of interest payable on the Funds’ indebtedness would cause the Funds’ net investment income to increase more than it would without leverage, while any decrease in the Funds’ income would cause net investment income to decline more sharply than it would have had the Funds not utilized leverage. Such a decline could negatively affect the Funds’ ability to make distributions to shareholders. Leverage is generally considered a speculative investment technique.

In addition, the decision to utilize leverage will increase the Funds’ assets and, as a result, will increase the amount of base management fees payable to the Adviser. See “Risks Related to the Adviser and its Respective Affiliates—the Adviser and its affiliates, including the Funds’ officers and some of the Funds’ trustees, face conflicts of interest caused by compensation arrangements with the Funds and their affiliates, which could result in actions that are not in the best interests of the Funds’ shareholders.”

Illustration. The following table illustrates the effect of leverage on returns from an investment in the Funds’ common shares assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $2,003,456,000 in total assets, (ii) a weighted average cost of funds of 7.77%, (iii) $500,000,000 in debt outstanding and (iv) $1,503,456,000 in shareholders’ equity. In order to compute the “Corresponding return to shareholders,” the “Assumed Return on Portfolio (net of expenses)” is multiplied by the assumed total assets to obtain an assumed return to the Funds. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds times the assumed debt outstanding, and the product is subtracted from the assumed return to the Funds in order to determine the return available to shareholders. The return available to shareholders is then divided by shareholders’ equity to determine the “Corresponding return to shareholders.” Actual interest payments may be different.

Assumed Return on Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding return to shareholders	(15.91)%	(9.25)%	(2.59)%	4.08%	10.74%

Similarly, assuming (i) approximately $2,003,456,000 in total assets, (ii) a weighted average cost of funds of approximately 7.77% and (iii) $500,000,000 in debt outstanding, the Funds’ assets would need to yield an annual return (net of expenses) of approximately 1.94% in order to cover the annual interest payments on the Fund’s outstanding debt.

The agreements governing the Fund’s debt financing arrangement contain, and agreements governing future debt financing arrangements may contain, various covenants which, if not complied with, could have a material adverse effect on the Funds’ ability to meet their investment obligations and to pay distributions to shareholders.

The agreements governing the Fund’s debt financing arrangement contain, and agreements governing future debt financing arrangements may contain, certain financial and operational covenants. These covenants require the Fund and its subsidiaries to, among other things, maintain certain financial ratios, including asset coverage and minimum shareholders’ equity. Compliance with these covenants depends on many factors, some of which are beyond the Funds’ and their subsidiaries’ control. In the event of deterioration in the capital markets and pricing levels subsequent to this period, net unrealized depreciation in the Funds’ and their subsidiaries’ portfolios may increase in the future and could result in non-compliance with certain covenants, or the Funds taking actions which could disrupt the Funds’ business and impact their ability to meet their investment objectives.

There can be no assurance that the Funds and their subsidiaries will continue to comply with the covenants under their financing arrangements. Failure to comply with these covenants could result in a default which, if the Funds and their subsidiaries were unable to obtain a waiver, consent or amendment from the debt holders, could accelerate repayment under any or all of the Fund’s and their subsidiaries’ debt instruments and thereby force the Funds to liquidate investments at a disadvantageous time and/or at a price which could result in losses, or allow the Funds’ lenders to sell assets pledged as collateral under the Funds’ financing arrangements in order to satisfy amounts due thereunder. These occurrences could have a material adverse impact on the Funds’ liquidity, financial condition, results of operations and ability to pay distributions.

Risks Related to U.S. Federal Income Tax

The Funds will be subject to corporate-level income tax if a Fund is unable to qualify as a RIC under Subchapter M of the Code or to satisfy the RIC Annual Distribution Requirements.

Besides maintaining the Fund’s election to be treated as a BDC under the 1940 Act (or, following the Reorganization, as a closed-end management investment company), in order for the Fund or the Successor Fund, as applicable, to qualify as a RIC under Subchapter M of the Code, such Fund must meet the following annual distribution, income source and asset diversification requirements.

•	The Annual Distribution Requirement will be satisfied if the applicable Fund distributes to its shareholders on an annual basis at least 90% of its net ordinary income (and its net short-term capital gain in excess of net long-term capital loss, if any). The Funds will be subject to a 4% nondeductible U.S. federal excise tax, however, to the extent that a Fund does not satisfy a calendar year distribution requirement. Because the Funds use debt financing, they are subject to certain asset coverage ratio requirements under the 1940 Act and are currently, and may in the future become, subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Funds from making distributions necessary to satisfy the Annual Distribution Requirement of the requirement to avoid excise tax. If the Funds are unable to obtain cash from other sources, the applicable Fund could fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax, or could be subject to income or excise tax on undistributed income.

•	The “90% Income Test” will be satisfied if the applicable Fund earns at least 90% of its gross income for each tax year from dividends, interest, gains from the sale of securities or similar sources.

•	The “Diversification Tests” will be satisfied if the applicable Fund meet certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy these requirements, at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other securities if such securities of any one issuer do not represent more than 5% of the value of such Fund’s assets or more than 10% of the outstanding voting securities of such issuer; and no more than 25% of the value of a Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by the applicable Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the applicable Fund having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of the Funds’ investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

The Funds must satisfy these tests on an ongoing basis in order to maintain RIC tax treatment, and may be required to make distributions to shareholders at times when it would be more advantageous to invest cash in the Funds’ existing or other investments, or when the Funds do not have funds readily available for distribution. Compliance with the RIC tax requirements may hinder the Funds’ ability to operate solely on the basis of maximizing profits and the value of shareholders’ investments. Also, the rules applicable to each Fund’s qualification as a RIC are complex, with many areas of uncertainty. If a Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce such Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions. Such a failure may have a material adverse effect on the Funds and on any investment in the Funds. The Code provides certain forms of relief from RIC disqualification due to failures of the 90% Income Test or any of the Diversification Tests, although there may be additional taxes due in such cases. The Funds cannot assure you that either Fund would qualify for any such relief should such Fund fail either the 90% Income Test or any of the Diversification Tests.

Some of the Funds’ investments may be subject to corporate-level income tax.

The Funds may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes. The Funds may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).

The Funds may have difficulty paying their required distributions if they recognize income before or without receiving cash representing such income.

For U.S. federal income tax purposes, the Funds may be required to recognize taxable income in circumstances in which the Funds do not receive a corresponding payment in cash. For example, the Funds’ investments may include debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or debt obligations that were issued with warrants). To the extent original issue discount or PIK interest constitutes a portion of the Funds’ income, the Funds must include in taxable income each tax year a portion of the original issue discount or PIK interest that accrues over the life of the instrument, regardless of whether cash representing such income is received by the Funds in the same tax year. The Funds may also have to include in income other amounts that they have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. The Funds anticipate that a portion of their income may constitute original issue discounts or other income required to be included in taxable income prior to receipt of cash. Further, the Funds may elect to amortize market discounts and include such amounts in the Funds’ taxable income in the current tax year, instead of upon disposition, as not making the election would limit the Funds’ ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in the Funds’ investment company taxable income for the tax year of the accrual, a Fund may be required to make a distribution to their shareholders in order to satisfy the Annual Distribution Requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Funds may have difficulty meeting the Annual Distribution Requirement necessary to maintain RIC tax treatment under Subchapter M of the Code. The Funds may have to sell some of their investments at times and/or at prices the Funds would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Funds are not able to obtain cash from other sources, the Funds may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax.

Furthermore, the Funds may invest in the equity securities of non-U.S. corporations (or other non-U.S. entities classified as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury regulations as “passive foreign investment companies” and/or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition. In certain circumstances, these rules also could require the Funds to recognize taxable income or gains where the Funds do not receive a corresponding payment in cash and, unless the income and gains are related to the Funds’ business of investing in stocks and securities, all or a portion of such taxable income and gains may not be considered qualifying income for purposes of the 90% Income Test.

The Funds’ portfolio investments may present special tax issues.

Investments in below-investment grade debt instruments and certain equity securities may present special tax issues for the Funds. U.S. federal income tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless debt in equity securities, how payments received on obligations in default should be allocated between principal and interest income, as well as whether exchanges of debt instruments in a bankruptcy or workout context are taxable. Such matters could cause the Funds to recognize taxable income for U.S. federal income tax purposes, even in the absence of cash or economic gain, and require the Funds to make taxable distributions to shareholders to maintain their RIC status or preclude the imposition of either U.S. federal corporate income or excise taxation.

Additionally, because such taxable income may not be matched by corresponding cash received by the Funds, the Funds may be required to borrow money or dispose of other investments to be able to make distributions to shareholders. These and other issues will be considered by the Funds, to the extent determined necessary, in order that the Funds minimize the level of any U.S. federal income or excise tax that they would otherwise incur.

If the Fund and the Successor Fund do not qualify as a “publicly offered regulated investment company,” as defined in the Code, you may be taxed as though you received a distribution of some of the Funds’ expenses.

A “publicly offered regulated investment company” is a RIC whose shares are either (i) continuously offered pursuant to a public offering, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the tax year. If the Fund or the Successor Fund does not qualify as a publicly offered regulated investment company for any tax year, a noncorporate shareholder’s allocable portion of the applicable Fund’s affected expenses, including management fees, will be treated as an additional distribution to the shareholder and will be deductible by such shareholder only to the extent permitted under the limitations described below. For noncorporate shareholders, including individuals, trusts, and estates, significant limitations generally apply to the deductibility of certain expenses of a non-publicly offered regulated investment company, including management fees. In particular, these expenses, referred to as miscellaneous itemized deductions, are deductible to an individual only to the extent they exceed 2% of such a shareholder’s adjusted gross income for the taxable years after 2025 and are entirely not deductible against gross income before 2026, are not deductible for alternative minimum tax purposes and are subject to the overall limitation on itemized deductions imposed by the Code. Although the Funds believe that the Fund is currently, and the Successor Fund will be, considered a publicly offered regulated investment company, as defined in the Code, and expect to continue to be treated as “publicly offered” following the listing of the Successor Fund’s common shares on the NYSE, there can be no assurance, however, that each Fund will be considered a publicly offered regulated investment company in the future.

Legislative or regulatory tax changes could adversely affect investors.

At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any of those new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of the Funds or their shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in shares of the Funds or the value or the resale potential of the Funds’ investments.

Risks Related to an Investment in the Funds’ Common Shares

The Fund’s common shares are not listed on an exchange or quoted through a quotation system. Therefore, shareholders will have limited liquidity and may not receive a full return of invested capital upon selling common shares.

The Fund’s common shares are illiquid assets for which there is not a secondary market. While the Successor Fund intends to list its common shares on the NYSE, until such listing, the Successor Fund’s common shares will be illiquid assets for which there will not be a secondary market. There can be no assurance that the listing of Successor Fund’s common shares will occur. If the Reorganization is not approved and/or if the listing does not occur, there can be no assurance that the Fund or the Successor Fund will complete a liquidity event. A liquidity event could include (1) a listing of common shares on a national securities exchange, (2) the sale of all or substantially all of the Funds’ assets either on a complete portfolio basis or individually followed by a liquidation or (3) a merger or another transaction approved by the board of trustees in which shareholders likely will receive cash or shares of a publicly-traded company, including potentially a company that is an affiliate of the Funds.

In addition, any shares repurchased pursuant to a Fund’s share repurchase program, if any, may be purchased at a price which may reflect a discount from the purchase price a shareholder paid for the common shares being repurchased.

The Funds are not obligated to complete a liquidity event by a specified date; therefore, it will be difficult for an investor to sell his or her common shares.

While the Fund intends to complete the Reorganization, following which the Successor Fund will seek to list is common shares on a national securities exchange, neither the Fund nor the Successor Fund is obligated to complete a liquidity event by a specified date. A liquidity event could include (1) a listing of common shares on a national securities exchange, (2) the sale of all or substantially all of the Funds’ assets either on a complete portfolio basis or individually followed by a liquidation, or (3) a merger or another transaction approved by the board of trustees in which shareholders likely will receive cash or shares of a publicly-traded company, including potentially a company that is an affiliate of the Funds. However, there can be no assurance that the Fund or the Successor Fund will complete a liquidity event by a specified date or at all. If the Funds do not successfully complete a liquidity event, liquidity for an investor’s common shares will be limited to the Fund’s share repurchase program, if any. The Fund’s share repurchase program is currently suspended. In addition, in the future, the board of trustees may amend, suspend or terminate the share repurchase program upon 30 days’ notice. In March 2020, the Fund’s board of trustees determined to suspend for an indefinite period of time the Fund’s share repurchase program and will reassess the Fund’s ability to recommence such program in future periods. The Fund will notify shareholders of such developments (1) in a period report to shareholders or (2) by means of a separate mailing to shareholders, accompanied by disclosure in a current or periodic report under the Exchange Act. In addition, although the Fund has adopted a share repurchase program generally, the Fund has discretion to not repurchase common shares, to suspend the share repurchase program and to cease repurchases. Further, the share repurchase program has many limitations and should not be relied upon as a method to sell common shares promptly or at a desired price. The Fund’s distribution reinvestment plan was terminated effective September 15, 2023.

Only a limited number of common shares may be repurchased pursuant to the Fund’s share repurchase program, if any, and, to the extent shareholders are able to sell the Fund’s common shares under the Fund’s share repurchase program, shareholders may not be able to recover the amount of their investment in those shares.

The Fund’s share repurchase program includes numerous restrictions that limit shareholders’ ability to sell their common shares. Historically, the Fund limited the number of common shares repurchased pursuant to the Fund’s share repurchase program as follows: (1) the Fund limited the number of common shares to be repurchased during any calendar year to the number of common shares the Fund could repurchase with the proceeds received from the issuance of common shares under the Fund’s distribution reinvestment plan, although at the discretion of the Fund’s board of trustees, the Fund could also use cash on hand, cash available from borrowings and cash from the liquidation of securities investments as of the end of the applicable period to repurchase common shares; (2) the Fund limited the number of common shares to be repurchased in any calendar year to 10% of the weighted average number of common shares outstanding in the prior calendar year, or 2.5% in each calendar quarter (though the actual number of common shares that the Fund offered to repurchase could be less in light of the limitations noted above); (3) unless shareholders tendered all of their common shares, shareholders must tender at least 25% of the number of common shares they have purchased and generally must maintain a minimum balance of $5,000 subsequent to submitting a portion of their common shares for repurchase by the Fund; and (4) to the extent that the number of common shares tendered for repurchase exceeded the number of common shares that the Fund was able to repurchase, the Fund would repurchase common shares on a pro rata basis, not on a first-come, first-served basis. Furthermore, the maximum number of common shares to be repurchased for any repurchase offer could further be limited by the terms of the Fund’s financing arrangements. In addition to the historical limitations described above, which the Funds intend to apply in the future, the Funds will have no obligation to repurchase common shares if the repurchase would violate the restrictions on distributions under federal law or Delaware law, which prohibits distributions that would cause a trust to fail to meet statutory tests of solvency. Any of the foregoing limitations may prevent the Funds from accommodating all repurchase requests made in any year.

The Fund’s share repurchase program is currently suspended. In addition, in the future, the board of trustees may amend, suspend or terminate the share repurchase program upon 30 days’ notice. In March 2020, the Fund’s board of trustees determined to suspend for an indefinite period of time the Fund’s share repurchase program and will reassess the Fund’s ability to recommence such program in future periods. The Fund will notify shareholders of such developments (1) in a period report to shareholders or (2) by means of a separate mailing to shareholders, accompanied by disclosure in a current or periodic report under the Exchange Act. In addition, although the Fund has adopted a share repurchase program generally, the Fund has discretion to not repurchase common shares, to suspend the share repurchase program and to cease repurchases. Further, the share repurchase program has many limitations and should not be relied upon as a method to sell common shares promptly or at a desired price. The Fund’s distribution reinvestment plan was terminated effective September 15, 2023.

If the Reorganization is completed but the listing does not occur, there can be no assurance that the Successor Fund will adopt a share repurchase program or, if the Successor Fund does adopt a share repurchase program, what the terms of such program will be. If the Reorganization does not occur, the Board will reassess whether to maintain the suspension of the Predecessor Fund’s share repurchase program or whether to recommence the share repurchase program.

There is a risk that investors in the Funds’ common shares may not receive distributions or that the Funds’ distributions may not grow over time.

The Funds cannot assure shareholders that the Funds will achieve investment results that will allow us to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Funds’ board of trustees and will depend on their earnings, net investment income, financial condition, maintenance of the Funds’ RIC status, compliance with applicable BDC regulations, in the case of the Fund, and such other factors as the Funds’ board of trustees may deem relevant from time to time. In addition, due to the asset coverage test applicable to the Fund as a BDC, the Fund may be limited in its ability to make distributions.

The Funds’ distribution proceeds may exceed earnings. Therefore, portions of the distributions that the Funds may make may represent a return of capital to shareholders, which lowers their tax basis in their common shares.

The Funds may pay all or a substantial portion of their distributions from the proceeds of the continuous public offering of common shares or from borrowings in anticipation of future cash flow, which may constitute a return of shareholders’ capital and will lower such shareholders’ tax basis in their common shares. For instance, the Funds expect a portion of the enhanced distributions expected to be paid to shareholders until the achievement of a long-term liquidity event may represent a return of capital to shareholders. A return of capital generally is a return of a shareholder’s investment rather than a return of earnings or gains derived from the Funds’ investment activities and will be made after deducting the fees and expenses payable in connection with the offering, including any fees payable to the Adviser. Moreover, a return of capital will generally not be taxable, but will reduce each shareholder’s cost basis in their common shares, and will result in a higher reported capital gain or lower reported capital loss when the common shares on which such return of capital was received are sold.

The Funds may pay distributions from borrowings or the sale of assets to the extent the Funds’ cash flows from operations, net investment income or earnings are not sufficient to fund declared distributions.

The Funds may fund distributions from the uninvested proceeds of the continuous public offering of common shares and borrowings, and the Funds have not established limits on the amount of funds the Funds may use from such sources to make any such distributions. The Funds have paid and may continue to pay distributions from the sale of assets to the extent distributions exceed the Funds’ earnings or cash flows from operations.

The timing of the Fund’s repurchase offers pursuant to its share repurchase programs, if any, may be at a time that is disadvantageous to shareholders.

If and when the Fund make quarterly repurchase offers pursuant to its share repurchase program, the Fund may offer to repurchase common shares at a price that is lower than the price that investors paid for common shares in the applicable offering. As a result, to the extent investors have the ability to sell their common shares to the Fund as part of the Fund’s share repurchase program, the price at which an investor may sell common shares may be lower than what an investor paid in connection with the purchase of common shares in the applicable offering.

In addition, in the event an investor chooses to participate in the Fund’s share repurchase program, the investor will be required to provide the Fund with notice of intent to participate prior to knowing what the repurchase price will be on the repurchase date. Although an investor will have the ability to withdraw a repurchase request prior to the expiration date of such tender offer, to the extent an investor seeks to sell common shares to the Fund as part of the Fund’s share repurchase programs, the investor will be required to do so without knowledge of what the repurchase price of the common shares will be on the repurchase date.

The Fund’s share repurchase program is currently suspended. In March 2020, the Board determined to suspend for an indefinite period of time the Fund’s share repurchase program and will reassess our ability to recommence such program in future periods. The Fund expects the quarterly tender offers to remain suspended until the listing. If the Reorganization is completed but the listing does not occur, there can be no assurance that the Successor Fund will adopt a share repurchase program or, if the Successor Fund does adopt a share repurchase program, what the terms of such program will be. If the Reorganization does not occur, the Board will reassess whether to maintain the suspension of the Predecessor Fund’s share repurchase program or whether to recommence the share repurchase program.

A shareholder’s interest in the Funds will be diluted if the Funds issue additional common shares, which could reduce the overall value of an investment in the Funds.

The Funds’ investors do not have preemptive rights to any common shares the Funds issue in the future. The Fund’s declaration of trust authorizes the Fund to issue 700,000,000 common shares. Pursuant to the Fund’s declaration of trust, a majority of the Fund’s entire board of trustees may amend the Fund’s declaration of trust to increase the number of authorized common shares without shareholder approval. The Successor Fund’s declaration of trust authorizes the Successor Fund to issue an unlimited number of common shares. After an investor purchases common shares, the board of trustees may elect to sell additional common shares in the future, issue equity interests in private offerings or issue share-based awards to the Funds’ independent trustees or employees of the Adviser. To the extent the Funds issue additional equity interests after an investor purchases common shares, an investor’s percentage ownership interest in the Funds will be diluted. In addition, depending upon the terms and pricing of any additional offerings and the value of the Funds’ investments, an investor may also experience dilution in the book value and fair value of their common shares.

Certain provisions of the Funds’ respective declarations of trust and bylaws could deter takeover attempts and have an adverse impact on the value of the Funds’ common shares.

The Funds’ respective declarations of trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire the Funds. The Funds’ respective board of trustees may, without shareholder action, authorize the issuance of shares in one or more classes or series, including preferred shares; and the Fund’s board of trustees may, without shareholder action, amend the Fund’s declaration of trust to increase the number of the Fund’s common shares, of any class or series, that the Fund has authority to issue. In addition, a trustee of the Fund may be removed only by vote of at least two-thirds of the votes entitled to be cast, while a trustee of the Successor Fund may be removed only by a vote of at least two-thirds of the Continuing Trustees followed by a vote of the holders of at least three-fourths of the outstanding shares of the Successor Fund. These anti-takeover provisions may inhibit a change of control in circumstances that could give the holders of the Funds’ common shares the opportunity to realize a premium over the value of the Funds’ common shares.

General Risk Factors

Future disruptions or instability in capital markets could negatively impact the valuation of the Funds’ investments and the Funds’ ability to raise capital.

From time to time, the global capital markets may experience periods of disruption and instability, which could be prolonged and which could materially and adversely impact the broader financial and credit markets, have a negative impact on the valuations of the Funds’ investments and reduce the availability to us of debt and equity capital. For example, between 2008 and 2009, instability in the global capital markets resulted in disruptions in liquidity in the debt capital markets, significant write-offs in the financial services sector, the re-pricing of credit risk in the broadly syndicated credit market and the failure of major domestic and international financial institutions. In particular, the financial services sector was negatively impacted by significant write-offs as the value of the assets held by financial firms declined, impairing their capital positions and abilities to lend and invest. While market conditions have recovered from the events of 2008 and 2009, there have been continuing periods of volatility. For example, continued uncertainty surrounding the negotiation of trade deals between Britain and the European Union following the United Kingdom’s exit from the European Union and uncertainty between the United States and other countries with respect to trade policies, treaties, and tariffs, among other factors, have caused disruption in the global markets. There can be no assurance that market conditions will not worsen in the future.

While most of the Funds’ investments are not publicly traded, applicable accounting standards require us to assume as part of the Funds’ valuation process that the Funds’ investments are sold in a principal market to market participants (even if the Funds plan on holding an investment through its maturity) and impairments of the market values or fair market values of the Funds’ investments, even if unrealized, must be reflected in the Funds’ financial statements for the applicable period, which could result in significant reductions to the Funds’ net asset value for the period. With certain limited exceptions, the Funds are only allowed to borrow amounts or issue debt securities if asset coverage, as calculated pursuant to the 1940 Act, meets the applicable 1940 Act requirements. Equity capital may also be difficult to raise during periods of adverse or volatile market conditions because, subject to some limited exceptions, as a BDC or registered closed-end fund, as applicable, the Funds are generally not able to issue additional common shares at a price less than net asset value without first obtaining approval for such issuance from shareholders and the independent trustees. If the Funds are unable to raise capital or refinance existing debt on acceptable terms, then the Funds may be limited in the Funds’ ability to make new commitments or to fund existing commitments to the Funds’ portfolio companies. Significant changes in the capital markets may also affect the pace of the Funds’ investment activity and the potential for liquidity events involving the Funds’ investments. Thus, the illiquidity of the Funds’ investments may make it difficult for us to sell such investments to access capital if required, and as a result, the Funds could realize significantly less than the value at which the Funds have recorded the Funds’ investments if the Funds were required to sell them for liquidity purposes.

Future economic recessions or downturns could impair the Funds’ portfolio companies and harm the Funds’ operating results.

Many of the Funds’ portfolio companies may be susceptible to economic slowdowns or recessions and may be unable to repay the Funds’ loans or meet other obligations during these periods. Therefore, the Funds’ non-performing assets are likely to increase, and the value of the Funds’ portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing the Funds’ debt investments and the value of the Funds’ equity investments. Economic slowdowns or recessions could lead to losses of value in the Funds’ portfolio and a decrease in the Funds’ revenues, net income, net worth and assets. Unfavorable economic conditions also could increase the Funds’ funding costs, limit the Funds’ access to the capital markets or result in a decision by lenders not to extend credit to us on terms the Funds deem acceptable. These events could prevent us from increasing investments and harm the Funds’ operating results. Economic downturns or recessions may also result in a portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders. This could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its assets representing collateral for its obligations, which could trigger cross defaults under other agreements and jeopardize the Funds’ portfolio company’s ability to meet its obligations under the debt that the Funds hold and the value of any equity securities the Funds own. The Funds may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio company. In addition, if one of the Funds’ portfolio companies were to go bankrupt, even though the Funds may have structured the Funds’ interest as senior debt or preferred equity, depending on the facts and circumstances, including the extent to which the Fund actually provided managerial assistance to that portfolio company, a bankruptcy court might recharacterize the Funds’ debt or equity holding and subordinate all or a portion of the Funds’ claim to those of other creditors.

Events outside of the Funds’ control, including public health crises, could negatively affect the Funds’ portfolio companies and the Funds’ results of operations.

Periods of market volatility have occurred and could continue to occur in response to pandemics or other events outside of the Funds’ control. The Funds, the Adviser, and the portfolio companies in which the Funds invest in could be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, such as acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, labor strikes, major plant breakdowns, pipeline or electricity line ruptures, failure of technology, defective design and construction, accidents, demographic changes, government macroeconomic policies, social instability, etc.). Some force majeure events could adversely affect the ability of a party (including us, the Adviser, a portfolio company or a counterparty to us, the Adviser, or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, force majeure events, such as the cessation of the operation of equipment for repair or upgrade, could similarly lead to the unavailability of essential equipment and technologies. These risks could, among other effects, adversely impact the cash flows available from a portfolio company, cause personal injury or loss of life, including to a senior manager of the Adviser or its affiliates, damage property, or instigate disruptions of service. In addition, the cost to a portfolio company or us of repairing or replacing damaged assets resulting from such force majeure event could be considerable. It will not be possible to insure against all such events, and insurance proceeds received, if any, could be inadequate to completely or even partially cover any loss of revenues or investments, any increases in operating and maintenance expenses, or any replacements or rehabilitation of property. Certain events causing catastrophic loss could be either uninsurable, or insurable at such high rates as to adversely impact us, the Adviser, or portfolio companies, as applicable. Force majeure events that are incapable of or are too costly to cure could have permanent adverse effects. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Funds invest or the Funds’ portfolio companies operate specifically. Such force majeure events could result in or coincide with: increased volatility in the global securities, derivatives and currency markets; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprise; greater governmental involvement in the economy or in social factors that impact the economy; less governmental regulation and supervision of the securities markets and market participants and decreased monitoring of the markets by governments or self-regulatory organizations and reduced enforcement of regulations; limited, or limitations on, the activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on credit and securities markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

The Funds are currently operating in a period of capital markets disruption and economic uncertainty.

The success of the Funds’ activities is affected by general economic and market conditions, including, among others, interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and trade barriers. These factors could affect the level and volatility of securities prices and the liquidity of the Funds’ investments. Volatility or illiquidity could impair the Funds’ profitability or result in losses. These factors also could adversely affect the availability or cost of the Funds’ leverage, which would result in lower returns. In addition, the U.S. capital markets have experienced extreme volatility and disruption including certain regional bank failures, and an inflationary economic environment. Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets.

These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Funds’ business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Funds’ funding costs, limit the Funds’ access to the capital markets or result in a decision by lenders not to extend credit to us. These events have limited and could continue to limit the Funds’ investment originations, limit the Funds’ ability to grow and have a material negative impact on the Funds’ operating results and the fair values of the Funds’ debt and equity investments.

If a period of capital market disruption and instability continues for an extended period of time, there is a risk that investors in the Funds’ equity securities may not receive distributions consistent with historical levels or at all or that the Funds’ distributions may not grow over time and a portion of the Funds’ distributions may be a return of capital.

In the past, the Funds’ board of trustees has suspended declaring regular cash distributions to shareholders until such time that the Funds’ board of trustees and the Adviser believe that market conditions and the Funds’ financial condition support the resumption of such distributions. The Funds’ future ability to pay regular distributions consistent with the Funds’ historical range or to pay distributions fully in cash rather than in common shares might be adversely affected by the impact of one or more of the risk factors described herein. If the Funds are unable to satisfy the asset coverage test applicable to us under the 1940 Act as a business development company or if the Funds violate certain covenants under the Funds’ existing or future credit facilities or other leverage, the Funds may also be limited in the Funds’ ability to make distributions. If the Funds declare a distribution and if more shareholders opt to receive cash distributions rather than participate in the Funds’ dividend reinvestment plan, the Funds may be forced to sell some of the Funds’ investments in order to make cash distribution payments. To the extent the Funds make distributions to shareholders that include a return of capital, such portion of the distribution essentially constitutes a return of the shareholder’s investment. Although such return of capital may not be taxable, such distributions would generally decrease a shareholder’s basis in the Funds’ common shares and may therefore increase such shareholder’s tax liability for capital gains upon the future sale of such shares. A return of capital distribution may cause a shareholder to recognize a capital gain from the sale of the Funds’ common shares even if the shareholder sells its shares for less than the original purchase price.

Uncertainty about federal government initiatives could negatively impact the Funds’ business, financial condition and results of operations.

There is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events, including the 2024 U.S. presidential election, have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. The presidential administration’s changes to U.S. policy may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Funds cannot predict the impact, if any, of these changes to the Funds’ business, they could adversely affect the Funds’ business, financial condition, operating results and cash flows. Until the Funds know what policy changes are made and how those changes impact the Funds’ business and the business of the Funds’ competitors over the long term, the Funds will not know if, overall, the Funds will benefit from them or be negatively affected by them.

Global economic, political and market conditions may adversely affect the Funds’ business, results of operations and financial condition.

The current global financial market situation, as well as various social and political tensions in the United States and around the world (including the current conflict in Ukraine and Russia and the conflicts in the Middle East) may contribute to increased market volatility, may have long-term effects on the United States and worldwide financial markets and may cause economic uncertainties or deterioration in the U.S. and worldwide. For example, the impact of downgrades by rating agencies to the U.S. government’s sovereign credit rating or its perceived creditworthiness as well as potential government shutdowns and uncertainty surrounding transfers of power could adversely affect the U.S. and global financial markets and economic conditions. Since 2010, several EU countries have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is ongoing concern about national-level support for the Euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union member countries. In addition, the fiscal policy of foreign nations, such as Russia and China, may have a severe impact on the worldwide and U.S. financial markets. The U.K.’s decision to leave the EU (the so-called “Brexit”) led to volatility in global financial markets. The longer term economic, legal, political and social implications of Brexit remain unclear. Brexit has led to ongoing political and economic uncertainty and periods of increased volatility in both the U.K. and in wider European markets for some time. Brexit could lead to calls for similar referendums in other European jurisdictions, which could cause increased economic volatility in the European and global markets. This mid- to long-term uncertainty could have adverse effects on the economy generally and on the Funds’ ability to earn attractive returns. In particular, currency volatility could mean that the Funds’ returns are adversely affected by market movements and could make it more difficult, or more expensive, for us to execute prudent currency hedging policies. Potential decline in the value of the British Pound and/or the Euro against other currencies, along with the potential further downgrading of the U.K.’s sovereign credit rating, could also have an impact on the performance of certain investments made in the U.K. or Europe.

The ongoing invasion of Ukraine by Russia and related sanctions have increased global political and economic uncertainty. Because Russia is a major exporter of oil and natural gas, the invasion and related economic sanctions have reduced the supply, and increased the price, of energy, which has a material effect on inflation and may continue to exacerbate ongoing supply chain issues. There is also the ongoing risk of retaliatory actions by Russia against countries which have enacted sanctions, including cyberattacks against financial and governmental institutions, which could result in business disruptions and further economic turbulence. Although the Funds have no direct exposure to Russia or Ukraine, the broader consequences of the invasion may have a material adverse impact on the Funds’ portfolio and the value of an investment in us. Moreover, sanctions and export control laws and regulations are complex, frequently changing, and increasing in number, and they may impose additional legal compliance costs or business risks associated with the Funds’ operations.

Similarly, conflicts in the Middle East, including the conflict between Israel and Hamas, could have a negative impact on the economy and business activity globally, and therefore could adversely impact the performance of the Funds’ investments. The severity and duration of any such conflict and its future impact on global economic and market conditions (including, for example, oil prices and/or the shipping industry) are impossible to predict, and as a result, present material uncertainty and risk with respect to us, the performance of the Funds’ investments and operations, and the Funds’ ability to achieve the Funds’ investment objectives. Similar risks exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in the Middle East or the immediate surrounding areas.

The Adviser’s financial condition may be adversely affected by a significant general economic downturn and it may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on the Adviser’s businesses and operations (including ours). A recession, slowdown and/or sustained downturn in the global economy (or any particular segment thereof) could have a pronounced impact on us and could adversely affect the Funds’ profitability, impede the ability of us and/or the Funds’ portfolio companies to perform under or refinance their existing obligations and impair the Funds’ ability to effectively deploy the Funds’ capital or realize its investments on favorable terms.

Any of the foregoing events could result in substantial or total losses to us in respect of certain investments, which losses will likely be exacerbated by the presence of leverage in a portfolio company’s capital structure.

Changes to United States tariff and import/export regulations may have a negative effect on the Funds’ portfolio companies.

There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the Funds’ portfolio companies’ access to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on the Funds’ business, financial condition and results of operations.

Economic sanction laws in the United States and other jurisdictions may prohibit us and the Funds’ affiliates from transacting with certain countries, individuals and companies.

Economic sanction laws in the United States and other jurisdictions may prohibit us or the Funds’ affiliates from transacting with certain countries, individuals and companies. In the United States, the U.S. Department of the Treasury’s Office of Foreign Assets Control administers and enforces laws, executive orders and regulations establishing U.S. economic and trade sanctions, which prohibit, among other things, transactions with, and the provision of services to, certain non-U.S. countries, territories, entities and individuals. These types of sanctions may significantly restrict or completely prohibit investment activities in certain jurisdictions, and if the Funds, the Funds’ portfolio companies or other issuers in which the Funds invest were to violate any such laws or regulations, the Funds may face significant legal and monetary penalties.

The Foreign Corrupt Practices Act, or FCPA, and other anti-corruption laws and regulations, as well as anti-boycott regulations, may also apply to and restrict the Funds’ activities, the Funds’ portfolio companies and other issuers of the Funds’ investments. If an issuer or the Funds were to violate any such laws or regulations, such issuer or the Funds may face significant legal and monetary penalties. The U.S. government has indicated that it is particularly focused on FCPA enforcement, which may increase the risk that an issuer or the Funds become the subject of such actual or threatened enforcement. In addition, certain commentators have suggested that private investment firms and the funds that they manage may face increased scrutiny and/or liability with respect to the activities of their underlying portfolio companies. As such, a violation of the FCPA or other applicable regulations by us or an issuer of the Funds’ portfolio investments could have a material adverse effect on us. The Funds are committed to complying with the FCPA and other anti-corruption laws and regulations, as well as anti-boycott regulations, to which it is subject. As a result, the Funds may be adversely affected because of its unwillingness to enter into transactions that violate any such laws or regulations

Effects of Leverage [Text Block]

Effects of Leverage

Assuming that leverage will represent approximately 29% of the Successor Fund’s gross assets and that the Successor Fund will bear expenses relating to that leverage at an average annual rate of 7.77%, then the incremental income generated by the Successor Fund’s portfolio (net of estimated expenses including expenses related to the leverage) must exceed approximately 2.22% to cover such interest specifically related to the borrowing. These numbers are merely estimates used for illustration. Actual interest rates may vary frequently and in the future may be significantly higher or lower than the rate estimated above.

The following table is designed to assist the investor in understanding the effects of leverage by illustrating the effect on the return to a holder of the Successor Fund’s common shares of leverage in the amount of approximately 29% of the Successor Fund’s gross assets, assuming hypothetical annual returns of the Successor Fund’s portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to holders of common shares when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Share Total Return	(17.11)%	(10.11)%	(3.11)%	3.89%	10.89%

Common share total return is composed of two elements: distributions on common shares paid by the Successor Fund (the amount of which will be largely determined by the Successor Fund’s net investment income after paying distributions or interest on its outstanding leverage) and gains or losses on the value of the securities the Successor Fund owns. As required by SEC rules, the table above assumes that the Successor Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Successor Fund must assume that the distributions it receives on its investments are entirely offset by losses in the value of those securities.

During the time in which the Successor Fund is utilizing leverage, the amount of the fees paid to the Adviser for investment management services will be higher than if the Successor Fund did not utilize such leverage because the fees paid will be calculated based on the Successor Fund’s gross assets, which may create a conflict of interest between the Adviser and the common shareholders. Because the Successor Fund’s leverage costs will be borne by the Successor Fund at a specified rate, the Successor Fund’s common shareholders will bear the cost associated with such leverage.

Annual Dividend Payment	[3]		(0.34)	(0.19)	(0.12)	(0.12)	(0.17)	(0.5)		(0.5)		(0.71)		(0.71)		(0.71)
Effects of Leverage [Table Text Block]
Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Share Total Return	(17.11)%	(10.11)%	(3.11)%	3.89%	10.89%

Return at Minus Ten [Percent]		(17.11%)
Return at Minus Five [Percent]		(10.11%)
Return at Zero [Percent]		(3.11%)
Return at Plus Five [Percent]		3.89%
Return at Plus Ten [Percent]		10.89%
Effects of Leverage, Purpose [Text Block]

The following table is designed to assist the investor in understanding the effects of leverage by illustrating the effect on the return to a holder of the Successor Fund’s common shares of leverage in the amount of approximately 29% of the Successor Fund’s gross assets, assuming hypothetical annual returns of the Successor Fund’s portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to holders of common shares when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

NAV Per Share	[3]		$ 3.3	$ 3.43	$ 3.88	$ 3.59	$ 3.25	$ 5.43		$ 6.01		$ 6.65		$ 7.61		$ 6.5		$ 8.57
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Additional Information About the Common Shares of the Funds

Shareholders of each Fund are entitled to share equally in dividends declared by such Fund’s Board as payable to holders of the Fund’s common shares and in the net assets of the Fund available for distribution to holders of the common shares. Shareholders do not have preemptive or conversion rights and each Fund’s common shares are not redeemable. The outstanding common shares of the Fund are, and the common shares of the Successor Fund will be, fully paid and nonassessable, except as provided under such Fund’s declaration of trust.

There is currently no market for the Fund’s common shares. In November 2016, the Fund closed its continuous public offering of common shares to new investors. Following the closing of the Fund’s continuous public offering, the Fund continued to issue shares pursuant to its distribution reinvestment plan until it was terminated effective September 15, 2023.

The Listing. Following the Reorganization, the Successor Fund intends to list its common shares on the NYSE under the ticker symbol “FSSL.” During the period following the closing of the Reorganization but prior to the listing of the common shares of the Successor Fund on the NYSE, the Successor Fund does not expect that there will be a secondary market for its common shares. Because the Successor Fund is a closed-end fund, its common shares are not redeemable at the option of shareholders, and they are not exchangeable for securities of any other fund. Therefore, Successor Fund shareholders may not be able to sell their Successor Fund common shares promptly or at a desired price.

Following the listing of the Successor Fund’s common shares on the NYSE, investors will typically purchase and sell common shares of the Successor Fund through a registered broker-dealer on the NYSE, thereby incurring a brokerage commission set by the broker-dealer. Alternatively, investors may purchase or sell common shares of each of the Funds through privately negotiated transactions.

In the Reorganization, Fund shareholders holding fractional shares of the Fund will receive a corresponding fractional share of the Successor Fund in the Reorganization. However, following the Listing Date, when a shareholder’s Successor Fund common shares are transferred from the books of the Successor Fund’s transfer agent to a broker or other financial intermediary, the Successor Fund’s transfer agent will aggregate the fractional shares of such transferring shareholders and sell the resulting whole shares on the NYSE for the account of all applicable shareholders entitled to receive such fractional shares, and each applicable shareholder will be entitled to a pro rata share of the proceeds from such sale net of brokerage commissions.

No portion of the Successor Fund’s common shares will be subject to any lock-up period following the listing on the NYSE.

The common shares of the Successor Fund are designed primarily for long-term investors, and the Successor Fund should not be viewed as a vehicle for trading purposes.

Determination of Net Asset Value. Prior to the listing of its common shares on the NYSE, the Successor Fund will determine its net asset value (“NAV”) per common share quarterly. Following such listing, the Successor Fund intends to determine its NAV per common share on each day that the NYSE is open for business as of the close of the regular trading session on the NYSE. The Successor Fund will calculate its NAV per common share by subtracting liabilities (including accrued expenses and distributions) from its total assets (the value of securities, plus cash and other assets, including interest and distributions accrued but not yet received) and dividing the result by the total number of outstanding common shares.

Valuation of Portfolio Investments. The Fund determines the net asset value, or NAV, of its common stock on each day that the NYSE is open for business as of the close of the regular trading session on the NYSE. The Fund calculates the NAV of its common stock by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Fund (the value of securities, plus cash and other assets, including interest and distributions accrued but not yet received) and dividing the result by the total number of its outstanding shares of common stock. The Fund’s assets and liabilities are valued in accordance with the principles set forth below.

Each Fund’s Board is responsible for overseeing the valuation of the Fund’s portfolio investments at fair value as determined in good faith pursuant to the Adviser’s valuation policy (the “Valuation Policy”). Under the Valuation Policy, the Board has designated the Adviser to be the Fund’s valuation designee, with day-to-day responsibility for implementing the portfolio’s valuation process set forth in the Valuation Policy subject to the oversight of the Board. The audit committee of the Board is responsible for overseeing the Adviser’s implementation of the Fund’s valuation process. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Adviser has adopted methods for determining the fair value of such securities and other assets, pursuant to the responsibility for applying such fair valuation methods that has been designated to it by the Board. In connection with the valuation process, the Board receives valuation reports from the Adviser as valuation designee on a quarterly basis.

Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosure (“ASC Topic 820”), issued by the Financial Accounting Standards Board, or FASB, clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical securities; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Funds expect that their portfolios will primarily consist of securities listed or traded on a recognized securities exchange or automated quotation system, or exchange-traded securities, or securities traded on a privately negotiated over-the-counter secondary market for institutional investors for which indicative dealer quotes are available, or over-the-counter (“OTC”) securities. The Funds also may invest in certain illiquid securities issued by private companies and/or thinly traded public companies. These investments are generally subject to restrictions on resale and ordinarily have not established a trading market.

For purposes of calculating NAV, the Funds uses the following valuation methods:

•	The market value of each exchange-traded security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded.

•	If no sale is reported for an exchange-traded security on the valuation date or if a security is an OTC security, the Fund values such investments using quotations obtained from an approved independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by such service from dealers on the valuation date. If a quoted price from such pricing service is deemed by the Adviser to be unreliable (and therefore, not readily available), the Adviser may recommend that the investment may be fair valued by some other means, including, but not limited to, a valuation provided by an approved independent third-party valuation service or by the Adviser’s Fair Value Committee (the “Fair Value Committee”). For investments for which an approved independent third-party pricing service is unable to obtain quoted prices, the Fund may obtain bid and ask prices directly from dealers who make a market in such securities. In all cases, investments are valued at the mid-point of the prevailing bid-ask range obtained from such sources unless there is a compelling reason to use some other value within the bid-ask range and the justification thereof is documented and retained by the Adviser

•	To the extent that the Fund holds investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Fund will value such investments at fair value as determined in good faith by the Adviser, under the oversight of the Board, in accordance with the Valuation Policy. In making such determination, it is expected that the Adviser may rely upon valuations obtained from an approved independent third-party valuation service. With respect to these investments for which market quotations are not readily available, the Fund undertakes a multi-step valuation process each quarter, as described below:

•	The quarterly fair valuation process begins with the Adviser facilitating the delivery of updated quarterly financial and other information relating to each investment to the independent third-party valuation service;

•	The independent third-party valuation service then reviews and analyzes the information, along with relevant market and economic data, and determines proposed valuations for each investment according to the valuation methodologies in the Valuation Policy and communicates the information to the Advisor in the form of a valuation range;

•	The Adviser then reviews the preliminary valuation information for each portfolio company or investment and provides feedback about the accuracy, completeness and timeliness of the valuation-related inputs considered by the independent third-party valuation service and any suggested revisions thereto prior to the independent third-party valuation service finalizing its valuation range;

•	The Adviser then provides the audit committee of the Board with valuation-related information for each investment along with any applicable supporting materials and other information that is relevant to the fair valuation process;

•	The audit committee of the Board meets with the Adviser to receive the relevant quarterly reporting and to discuss any questions from the audit committee in connection with the audit committee’s role in overseeing the fair valuation process; and preliminary valuations will then be presented to and discussed with the audit committee of the Board;

•	Following the completion of fair valuation oversight activities, the audit committee of the Board, with assistance from the Adviser, provides the Board with a report regarding the quarterly valuation process.

Determination of fair value involves subjective judgments and estimates. Accordingly, the notes to the Funds’ consolidated financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Fund’s consolidated financial statements. In making its determination of fair value, the Adviser may use any independent third-party pricing or valuation service, for which it has performed the appropriate level of due diligence. However, the Adviser shall not be required to determine fair value in accordance with the valuation provided by any single source, and may use any relevant data, including information sourced by the Adviser, or from any approved independent third-party valuation or pricing service, that the Adviser deems to be reliable in determining fair value under the circumstances.

Below is a description of factors that the Adviser, any approved independent third-party valuation service and the audit committee of the Board may consider when determining the fair value of the Fund’s investments.

The valuation methods utilized for each portfolio company may vary depending on industry and company-specific considerations. Typically, the first step is to make an assessment as to the enterprise value of the portfolio company’s business in order to establish whether the portfolio company’s enterprise value is greater than the amount of its debt as of the valuation date. This analysis helps to determine a risk profile for the applicable portfolio company and its related investments, and the appropriate valuation methodology to utilize as part of the security valuation analysis. The enterprise valuation may be determined using a market or income approach.

Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, the Fund may incorporate these factors into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the borrower in relation to the face amount of its outstanding debt and the quality of collateral securing the borrower’s debt.

For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (i.e., the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.

Valuation of Collateralized Loan Obligation, or CLO, subordinated notes considers a variety of relevant factors, including recent purchases and sales known to the Adviser in similar securities and output from a third-party financial model. The third-party financial model contains detailed information on the characteristics of CLOs, including recent information about assets and liabilities, and is used to project future cash flows. Key inputs to the model include assumptions for future loan default rates, recovery rates, prepayment rates, reinvestment rates and discount rates. These are determined by considering both observable and third-party market data and prevailing general market assumptions and conventions.

The Fund’s equity interests in companies for which there is no liquid public market are valued at fair value. Generally, the value of the Fund’s equity interests in public companies for which market quotations are readily available will be based upon the most recent closing public market price.

When the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. The Board will subsequently value the warrants or other equity securities received at fair value.

When utilized, derivatives will be priced in the same manner as securities and loans, i.e. primarily by approved independent third-party pricing services, or secondarily through counterparty statements if there are no prices available from such pricing services. With respect to credit derivatives, where liquidity is limited due to the lack of a secondary market for the underlying reference obligation and where a price is not provided by an approved independent third-party pricing service, such derivatives will be valued after considering, among other factors, the valuation provided by the counterparty with which the Fund has established the position. For other over-the-counter derivatives, the value of the underlying securities, among other factors, will be reviewed and considered by the Adviser in determining the appropriate fair value.

Forward foreign currency exchange contracts typically will be valued at their quoted daily prices obtained from an independent third party. Swaps (other than centrally cleared) typically will be valued using valuations provided by an approved independent third-party pricing service. Such valuations generally will be based on the present value of fixed and projected floating rate cash flows over the term of the swap contract and, in the case of credit default swaps, generally will be based on credit spread quotations obtained from broker-dealers and expected default recovery rates determined by the approved independent third-party pricing service using proprietary models. Future cash flows will be discounted to their present value using swap rates provided by electronic data services or by broker-dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty. The aggregate settlement values and notional amounts of the forward foreign currency exchange contracts and swap contracts are not recorded in the consolidated statement of assets and liabilities. Fluctuations in the value of the forward foreign currency exchange contracts and swap contracts are recorded in the consolidated statement of assets and liabilities as an asset (liability) and in the consolidated statement of operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as net realized gains (losses).

Distribution Reinvestment Plan. The Fund previously adopted a distribution reinvestment plan, which was terminated effective September 15, 2023.

Pursuant to the Successor Fund’s Distribution Reinvestment Plan (the “DRP”), following the listing of the common shares of the Successor Fund, the Successor Fund will reinvest all cash dividends or distributions declared by the Board of Trustees on behalf of shareholders who do not elect to receive their distributions in cash. As a result, if the Board of Trustees declares a distribution, then shareholders who have not elected to “opt out” of the DRP will have their distributions automatically reinvested in additional common shares of the Successor Fund.

Following the listing of the common shares of the Successor Fund on the NYSE, the Successor Fund’s DRP will become effective, and with respect to each distribution pursuant to the DRP, the Successor Fund reserves the right to either issue new common shares or purchase common shares in the open market in connection with implementation of the DRP. Unless the Successor Fund, in its sole discretion, otherwise directs the plan administrator, (A) if the per share market price (as defined in the DRP) is equal to or greater than the estimated net asset value per share (rounded up to the nearest whole cent) of the Successor Fund’s common shares on the payment date for the distribution, then the Successor Fund will issue common shares at the greater of (i) net asset value per share or (ii) 95% of the market price; or (B) if the per share market price is less than the net asset value per share, then, in the sole discretion of the Successor Fund, (i) common shares will be purchased in open market transactions for the accounts of participants to the extent practicable, or (ii) the Successor Fund will issue common shares at net asset value per share. Pursuant to the terms of the DRP, the number of common shares to be issued to a participant will be determined by dividing the total dollar amount of the distribution payable to a participant by the price per share at which the Successor Fund issues such shares; provided, however, that shares purchased in open market transactions by the plan administrator will be allocated to a participant based on the average purchase price, excluding any brokerage charges or other charges, of all common shares purchased in the open market.

If a shareholder receives distributions in the form of common shares pursuant to the DRP, such shareholder generally will be subject to the same federal, state and local tax consequences as if it elected to receive distributions in cash. If the Successor Fund’s common shares are trading at or below net asset value, a shareholder receiving distributions in the form of additional common shares will be treated as receiving a distribution in the amount of cash that they would have received if they had elected to receive the distribution in cash. If the Successor Fund’s common shares are trading above net asset value, a shareholder receiving distributions in the form of additional common shares will be treated as receiving a distribution in the amount of the fair market value of the Successor Fund’s common shares. The shareholder’s basis for determining gain or loss upon the sale of common shares received in a distribution will be equal to the total dollar amount of the distribution payable to the shareholder. Any common shares received in a distribution will have a holding period for tax purposes commencing on the day following the day on which the common shares are credited to the shareholder’s account.

The Successor Fund reserves the right to amend, suspend or terminate the DRP. A shareholder may terminate its account under the DRP by notifying the plan administrator in writing. All correspondence concerning the DRP should be directed to the plan administrator by mail at New FS Specialty Lending Fund, c/o SS&C GIDS, Inc. A shareholder may obtain a copy of the DRP by request to the plan administrator or by contacting the Successor Fund.

Reverse Share Split. At a meeting held on April 22, 2025, based on the recommendations of management, the Board of Trustees approved a 6-for-1 reverse share split with respect to the Fund’s common shares (the “Reverse Share Split”). The Reverse Share Split occurred on may 15, 2025, prior to the Record Date. Fund management and the Board of Trustees determined that it was in the best interest of both the Fund and its shareholders to effect the Reverse Share Split. A reverse share split is a combination of a greater number of outstanding shares into a lesser number of outstanding shares. As of the effective time of Reverse Share Split, every six common shares of the Fund were combined into one share, and each shareholder’s common shares automatically converted into a number of common shares equal to the number of common shares of the Fund held immediately prior to the Reverse Share Split divided by six. In effect, the Reverse Share Split reduced the number of common shares of the Fund outstanding while maintaining the Fund’s and each shareholder’s aggregate net asset value. Immediately following the Reverse Share Split, each shareholder of record held the same percentage of the Fund’s outstanding common shares as held immediately prior to the Reverse Share Split.

The Reverse Share Split did not result in a taxable transaction for holders of the Fund shares.

The Reverse Share Split had the effect of increasing the net asset value per share of the Fund. It is anticipated that increasing the per-share net asset value may broaden the range of potential investors in the Successor Fund’s shares, thereby potentially improving the market for, and liquidity of, the Successor Fund’s common shares following the listing. In addition, the reverse share splits may benefit shareholders and the Fund by reducing certain per-share transaction fees and other administrative costs, such as stock exchange listing fees.

Distributions

Following the listing, subject to applicable legal restrictions and the sole discretion of the Board of Trustees, the Successor Fund intends to declare and pay regular cash distributions on a monthly or quarterly basis in 2025, as determined by the Board of Trustees, and on a monthly basis commencing in January 2026.

From time to time, the Successor Fund may also pay special interim distributions in the form of cash or common shares at the discretion of the Board of Trustees. The timing and amount of any future distributions to shareholders are subject to applicable legal restrictions and the sole discretion of the Board of Trustees.

During certain periods, the Successor Fund’s distributions may exceed the Successor Fund’s earnings. As a result, it is possible that a portion of the distributions the Successor Fund makes may represent a return of capital. A return of capital generally is a return of a shareholder’s investment rather than a return of earnings or gains derived from the Successor Fund’s investment activities. Each year a statement on Form 1099-DIV identifying the sources of the distributions will be mailed to the Successor Fund’s shareholders.

The Successor Fund intends to make the Successor Fund’s regular distributions in the form of cash, out of assets legally available for distribution, except for those shareholders who receive their distributions in the form of common shares of the Successor Fund under the Successor Fund’s distribution reinvestment plan. Any distributions reinvested under the plan will nevertheless remain taxable to a U.S. shareholder.

The Successor Fund intends to qualify annually to be subject to tax as a RIC under Subchapter M of the Code. In order to maintain RIC tax treatment, the Successor Fund must, among other things, make distributions treated as dividends for U.S. federal income tax purposes of an amount at least equal to 90% of the Successor Fund’s investment company taxable income, determined without regard to any deduction for distributions paid, each tax year. As long as the distributions are declared by the later of the fifteenth day of the ninth month following the close of a tax year or the extended due date of the tax return for such tax year, including extensions, distributions paid up to twelve months after the current tax year generally can be carried back to the prior tax year for determining the distributions paid in such tax year. The Successor Fund intends to make sufficient distributions treated as dividends for U.S. federal income tax purposes to the Successor Fund’s shareholders to qualify for and maintain the Successor Fund’s RIC tax status each tax year. The Successor Fund is also subject to a 4% nondeductible federal excise taxes on certain undistributed income unless the Successor Fund makes distributions in a timely manner to the Successor Fund’s shareholders generally of an amount at least equal to the sum of (1) 98% of the Successor Fund’s net ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) 98.2% of the Successor Fund’s capital gain net income, which is the excess of capital gains in excess of capital losses, or “capital gain net income” (adjusted for certain ordinary losses), for the one-year period ending October 31 of that calendar year and (3) any net ordinary income and capital gain net income for the preceding years that were not distributed during such years and on which the Successor Fund incurred no U.S. federal income tax. Any distribution treated as dividends for U.S. federal income tax purposes that is declared by the Successor Fund during October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following calendar year, will be treated as if it had been paid by us, as well as received by the Successor Fund’s U.S. shareholders, on December 31 of the calendar year in which the distribution was declared. The Successor Fund can offer no assurance that the Successor Fund will achieve results that will permit the Successor Fund to pay any cash distributions. If the Successor Fund issues senior securities, the Successor Fund will be prohibited from making distributions if doing so causes the Successor Fund to fail to maintain the asset coverage ratios stipulated by the 1940 Act or if distributions are limited by the terms of any of the Successor Fund’s borrowings.

Pursuant to the Successor Fund’s distribution reinvestment plan, the Successor Fund will reinvest all cash dividends or distributions declared by the Board of Trustees on behalf of shareholders who do not elect to receive their distributions in cash. As a result, if the Board of Trustees declares a distribution, then shareholders who have not elected to “opt out” of the Successor Fund’s distribution reinvestment plan will have their distributions automatically reinvested in additional Successor Fund common shares. See “—Distribution Reinvestment Plan” above.

Certain Provisions of the Governing Documents

Each Fund presently has provisions in its governing documents which could have the effect of limiting, in each case, (i) the ability of other entities or persons to acquire control of the applicable Fund, (ii) the applicable Fund’s freedom to engage in certain transactions or (iii) the ability of the applicable Fund’s trustees or shareholders to amend the governing documents or effectuate changes in such Fund’s management. These provisions of the governing documents of the Funds may be regarded as “anti-takeover” provisions.

Following the listing, the Board of Trustees of the Successor Fund will divided into three classes, each having a term of no more than three years (except, to ensure that the term of a class of the Successor Fund’s trustees expires each year, one class of the Successor Fund’s trustees will serve an initial one-year term and three-year terms thereafter and another class of its trustees will serve an initial two-year term and three-year terms thereafter). Each year the term of one class of trustees will expire. Accordingly, only those trustees in one class may be changed in any one year, and it would require a minimum of two years to change a majority of the Board of Trustees. Such system of electing trustees may have the effect of maintaining the continuity of management and, thus, make it more difficult for the shareholders of the Successor Fund to change the majority of trustees. A trustee of the Successor Fund may be removed only for cause by action taken by at least 66 2/3% of the remaining Continuing Trustees followed by the holders of at least 75% of the outstanding shares then entitled to vote in an election of such trustee.

Under each Fund’s Bylaws, advance notice to the applicable Fund of any shareholder proposal is required, potential nominees to the Board of Trustees must satisfy a series of requirements relating to, among other things, potential conflicts of interest or relationships and fitness to be a trustee of a closed-end fund in order to be nominated or elected as a trustee and any shareholder proposing the nomination or election of a person as a trustee must supply significant amounts of information designed to enable verification of whether such person satisfies such qualifications. Special trustee and shareholder voting requirements apply to mergers, consolidations or the sale of all or substantially all of the Successor Fund’s assets, liquidation, conversion of the Fund into an open-end fund and amendments to several provisions of the Successor Fund’s Declaration of Trust, including the foregoing provisions. Such special voting requirements, which have been considered and determined to be in the best interests of shareholders by the trustees of each Fund, are greater than the voting requirements imposed by the 1940 Act and applicable Delaware law.

The provisions of the Funds’ governing documents described above could have the effect of depriving the owners of shares of the Funds of opportunities to sell their shares at a premium over prevailing market prices, by discouraging a third party from seeking to obtain control of a Fund in a tender offer or similar transaction. The overall effect of the provisions is to render more difficult the accomplishment of a merger or the assumption of control by a principal shareholder.

Delaware Control Share Statute. Because the Successor Fund is organized as a Delaware statutory trust, upon the listing of its shares on the NYSE, it will be subject to the Control Share Statute contained in Subchapter III of the DSTA, which became automatically applicable to listed closed-end funds upon its Effective Date of August 1, 2022.

The Control Share Statute provides for a series of voting power thresholds above which shares are considered control shares. These thresholds are:

●         10% or more, but less than 15% of all voting power;

●         15% or more, but less than 20% of all voting power;

●         20% or more, but less than 25% of all voting power;

●         25% or more, but less than 30% of all voting power;

●         30% or more, but less than a majority of all voting power; or

●         a majority or more of all voting power.

Voting power is defined by the Control Share Statute as the power to directly or indirectly exercise or direct the exercise of the voting power of Fund shares in the election of Trustees. Whether a voting power threshold is met is determined by aggregating the holdings of the acquirer as well as those of its “associates,” as defined by the Control Share Statute.

Once a threshold is reached, an acquirer has no voting rights under the DSTA or the governing documents of the Fund with respect to shares acquired in excess of that threshold (i.e., the “control shares”) unless the restoration of voting rights is approved by shareholders. Approval by shareholders requires the affirmative vote of two-thirds of all votes entitled to be cast on the matter, excluding shares held by the acquirer and its associates as well as shares held by certain insiders of a Fund. The Control Share Statute provides procedures for an acquirer to request a shareholder meeting for the purpose of considering whether voting rights shall be accorded to control shares. Further approval by a Fund’s shareholders would be required with respect to additional acquisitions of control shares above the next applicable threshold level.

The Control Share Statute effectively allows non-interested shareholders to evaluate the intentions and plans of an acquiring person above each threshold level.

Alternatively, the Board of Trustees is permitted, but not obligated, to exempt specific acquisitions or classes of acquisitions of control shares, either in advance or retroactively. The Board of Trustees has considered the Control Share Statute and the impact of the Control Share Statute on Fund shareholders and the market for the shares of the Successor Fund following the Reorganization. As of the date hereof, the Board of Trustees has not received notice of the occurrence of a control share acquisition nor has been requested to exempt any acquisition. Therefore, the Board of Trustees has not determined whether the application of the Control Share Statute to an acquisition of Fund shares is in the best interest of the Fund and its shareholders and has not exempted any acquisition or class of acquisitions and, based on the Board’s evaluation of the costs and benefits of the Control Share Statute, has no present intention to exempt any acquisition or class of acquisitions.

If the Board of Trustees receives a notice of a control share acquisition and/or a request to exempt any acquisition, it will consider whether the application of the Control Share Statute or the granting of such an exemption would be in the best interest of the Fund and its shareholders. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition and, upon request, to provide any information that the Board of Trustees reasonably believes is necessary or desirable to determine whether a control share acquisition has occurred.

Some uncertainty around the general application under the 1940 Act of state control share statutes exists as a result of recent federal and state court decisions that have found that certain control share by-laws adopted by certain closed-end funds and the opting in by certain closed-end funds to state control share statutes violated the 1940 Act. Additionally, in some circumstances uncertainty may also exist in how to enforce the control share restrictions contained in state control share statutes against beneficial owners who hold their shares through financial intermediaries. The Board of Trustees has considered the Control Share Statute, the impact of the Control Share Statute on Fund shareholders and the market for the shares of the Successor Fund following the Reorganization, and the uncertainty around the general application under the 1940 Act of the state control share statutes and enforcement of state control share statues. The Board of Trustees intends to continue to monitor developments relating to the Control Share Statute and the state control share statutes generally.

The foregoing is only a summary of certain aspects of the Control Share Statute. Shareholders should consult their own legal counsel to determine the application of the Control Share Statute with respect to their shares of the Fund and any subsequent acquisitions of shares.

Voting Rights

The shareholders of the Fund are entitled to one vote for each share held by them. The shareholders of the Fund do not have any preemptive or preferential right to purchase or subscribe to any shares of the Fund. The Fund’s common shares do not have cumulative voting rights.

Appraisal Rights

Shareholders of the Fund do not have appraisal rights for their common shares in connection with the Reorganization because Delaware statutory trust law and the Fund’s governing documents do not provide for appraisal rights.

Legal Matters

Certain legal matters concerning the U.S. federal income tax consequences of the Reorganization and the issuance of Successor Fund common shares will be passed upon by Skadden, Arps, Slate, Meagher & Flom LLP, which serves as special counsel to the Funds.

Required Vote

Shareholder approval of the Reorganization Proposal requires the affirmative vote by a 1940 Act Majority of the Fund’s shareholders. A “1940 Act Majority” means the affirmative vote of either (i) 66⅔% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. For additional information regarding voting requirements, see “Voting Information.”

If the Reorganization Proposal is not approved by shareholders, the Fund will continue to operate as a business development company. In such event, Company management may recommend alternative proposals to the Board and the Board may also consider other strategic alternatives for the Fund.

The holders of common shares will have equal voting rights (i.e., one vote per common share). Abstentions will have the same effect as votes against the Reorganization Proposal. “Broker non-votes” (i.e., common shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owner or the persons entitled to vote and (ii) the broker does not have discretionary voting power on a particular matter) will have the same effect as votes against the Reorganization Proposal.

Board Recommendation

The Fund’s Board recommends that shareholders of the Fund vote “FOR” the Reorganization Proposal.

Security Dividends [Text Block]

Distributions

Following the listing, subject to applicable legal restrictions and the sole discretion of the Board of Trustees, the Successor Fund intends to declare and pay regular cash distributions on a monthly or quarterly basis in 2025, as determined by the Board of Trustees, and on a monthly basis commencing in January 2026.

From time to time, the Successor Fund may also pay special interim distributions in the form of cash or common shares at the discretion of the Board of Trustees. The timing and amount of any future distributions to shareholders are subject to applicable legal restrictions and the sole discretion of the Board of Trustees.

During certain periods, the Successor Fund’s distributions may exceed the Successor Fund’s earnings. As a result, it is possible that a portion of the distributions the Successor Fund makes may represent a return of capital. A return of capital generally is a return of a shareholder’s investment rather than a return of earnings or gains derived from the Successor Fund’s investment activities. Each year a statement on Form 1099-DIV identifying the sources of the distributions will be mailed to the Successor Fund’s shareholders.

The Successor Fund intends to make the Successor Fund’s regular distributions in the form of cash, out of assets legally available for distribution, except for those shareholders who receive their distributions in the form of common shares of the Successor Fund under the Successor Fund’s distribution reinvestment plan. Any distributions reinvested under the plan will nevertheless remain taxable to a U.S. shareholder.

The Successor Fund intends to qualify annually to be subject to tax as a RIC under Subchapter M of the Code. In order to maintain RIC tax treatment, the Successor Fund must, among other things, make distributions treated as dividends for U.S. federal income tax purposes of an amount at least equal to 90% of the Successor Fund’s investment company taxable income, determined without regard to any deduction for distributions paid, each tax year. As long as the distributions are declared by the later of the fifteenth day of the ninth month following the close of a tax year or the extended due date of the tax return for such tax year, including extensions, distributions paid up to twelve months after the current tax year generally can be carried back to the prior tax year for determining the distributions paid in such tax year. The Successor Fund intends to make sufficient distributions treated as dividends for U.S. federal income tax purposes to the Successor Fund’s shareholders to qualify for and maintain the Successor Fund’s RIC tax status each tax year. The Successor Fund is also subject to a 4% nondeductible federal excise taxes on certain undistributed income unless the Successor Fund makes distributions in a timely manner to the Successor Fund’s shareholders generally of an amount at least equal to the sum of (1) 98% of the Successor Fund’s net ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) 98.2% of the Successor Fund’s capital gain net income, which is the excess of capital gains in excess of capital losses, or “capital gain net income” (adjusted for certain ordinary losses), for the one-year period ending October 31 of that calendar year and (3) any net ordinary income and capital gain net income for the preceding years that were not distributed during such years and on which the Successor Fund incurred no U.S. federal income tax. Any distribution treated as dividends for U.S. federal income tax purposes that is declared by the Successor Fund during October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following calendar year, will be treated as if it had been paid by us, as well as received by the Successor Fund’s U.S. shareholders, on December 31 of the calendar year in which the distribution was declared. The Successor Fund can offer no assurance that the Successor Fund will achieve results that will permit the Successor Fund to pay any cash distributions. If the Successor Fund issues senior securities, the Successor Fund will be prohibited from making distributions if doing so causes the Successor Fund to fail to maintain the asset coverage ratios stipulated by the 1940 Act or if distributions are limited by the terms of any of the Successor Fund’s borrowings.

Pursuant to the Successor Fund’s distribution reinvestment plan, the Successor Fund will reinvest all cash dividends or distributions declared by the Board of Trustees on behalf of shareholders who do not elect to receive their distributions in cash. As a result, if the Board of Trustees declares a distribution, then shareholders who have not elected to “opt out” of the Successor Fund’s distribution reinvestment plan will have their distributions automatically reinvested in additional Successor Fund common shares. See “—Distribution Reinvestment Plan” above.

Security Voting Rights [Text Block]

Voting Rights

The shareholders of the Fund are entitled to one vote for each share held by them. The shareholders of the Fund do not have any preemptive or preferential right to purchase or subscribe to any shares of the Fund. The Fund’s common shares do not have cumulative voting rights.

Security Preemptive and Other Rights [Text Block]		Shareholders do not have preemptive or conversion rights and each Fund’s common shares are not redeemable.
Preferred Stock Restrictions, Arrearage [Text Block]		Any such preferred share offering would be subject to the limits imposed by the 1940 Act.
Risks Related To Reorganization [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Reorganization

Expenses. The Successor Fund may incur higher total expenses relative to the Fund for a period after the completion of the Reorganization due to expenses associated with the Reorganization.

The Fund will bear costs incurred in connection with the Reorganization. Because the Fund has already incurred costs attributable to the Reorganization and because the Fund is responsible for paying those costs, if shareholders do not approve the Reorganization Proposal, the Fund will continue to be responsible for the costs arising from the proposed Reorganization even though the proposed Reorganization will not occur, and those costs may be material.

Neither the Fund nor the Adviser will pay any expenses of shareholders arising out of or in connection with the Reorganization (e.g., expenses incurred by the shareholder as a result of attending the shareholder meeting, voting on the Reorganization or other action taken by the shareholder in connection with the Reorganization). See “Additional Information about the Funds and the Reorganization—Board Considerations and Recommendation.”

Tax Considerations. See “Additional Information about the Funds and the Reorganization—U.S. Federal Income Tax Considerations in Connection with the Reorganization” for a summary of certain U.S. federal income tax considerations in connection with the Reorganization.

Risks Related To Listing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Listing

There Can be No Assurance that the Listing will be Completed. Immediately after the closing of the Reorganization, common shares of the Successor Fund will remain illiquid assets for which there will not be a secondary market. However, the Successor Fund intends to seek to list its common shares on the NYSE. The listing of the Successor Fund’s common shares is subject to the approval of the NYSE and satisfaction of the NYSE’s listing standards. The Successor Fund intends to apply for listing on the NYSE as soon as practicable following the closing of the Reorganization. There can be no assurance the Successor Fund will successfully complete any such listing.

Discount to Net Asset Value Risk. If the Successor Fund completes a listing of its common shares, shares of closed-end funds frequently trade at a price lower than their net asset value. This is commonly referred to as “trading at a discount.” This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that a fund’s net asset value may decrease. Because the shares of the Fund have been illiquid, this risk may be more pronounced during the period shortly after the Listing Date, during which the Successor Fund shares may experience greater volatility and may trade at significant discounts to net asset value, due to factors such as the absence of a prior public market, unseasoned trading, the limited number of shares available for trading and limited information about the Successor Fund.

The Successor Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. Whether investors will realize a gain or loss upon the sale of the Successor Fund’s common shares will depend upon whether the market value of the shares at the time of sale is above or below the price the investor paid, taking into account transaction costs, for the common shares and is not directly dependent upon the Successor Fund’s net asset value. Because the market value of the Successor Fund’s common shares will be determined by factors such as the relative demand for and supply of the common shares in the market, general market conditions and other factors beyond the control of the Successor Fund, the Successor Fund cannot predict whether its common shares will trade at, below or above NAV, or below or above the initial listing price for the common shares. As a result, even if the Successor Fund does complete a listing, shareholders may not receive a return of all of their invested capital upon a sale of their shares on the exchange.

Fractional shares of the Successor Fund received in the Reorganization will be sold in the open market by the Fund’s transfer agent when a shareholder’s shares are transferred from the books of the Successor Fund to a broker or other financial intermediary. The cash received by a shareholder upon such sale by the transfer agent may be reduced if such sales occur at a time that the common shares of the Successor Fund are trading at a discount to NAV.

Risks Of Investing In Successor Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in the Successor Fund

Closed-End Investment Company; Liquidity Risks. The Successor Fund will be a non-diversified, closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. Closed-end investment companies differ from open-end investment companies (commonly known as mutual funds) in that investors in a closed-end investment company do not have the right to redeem their shares on a daily basis at a price based on the investment company’s net asset value.

Closed-End Fund Regulatory Considerations. Business development companies, or BDCs, are a specialized type of closed-end fund subject to regulation under only certain sections of the 1940 Act. Closed-end funds are subject to 1940 Act reporting requirements rather than Exchange Act reporting requirements. Unlike a BDC, a closed-end fund is not required to invest at least 70% of its assets in “qualifying assets” as defined in the 1940 Act. Additionally, closed-end funds are not required to offer significant managerial assistance to their “eligible portfolio companies” (as defined in the 1940 Act) as BDCs are. While a BDC may issue multiple classes of debt securities, and generally may utilize leverage up to 50% of its total assets, a closed-end fund may only issue one class of debt securities and generally may only utilize leverage up to 33 1/3% of its total assets. Furthermore, a closed-end fund is prohibited from issuing shares for less than net asset value per share, while a BDC may do so with shareholder approval. Finally, unlike a BDC, which may pay its investment adviser performance fees based on capital gains, a closed-end fund may pay performance fees based on capital gains or capital appreciation only if (i) it uses a fulcrum fee, which generally requires the investment adviser to have as much downside as upside in relation to the relevant performance index; and (ii) all of its common shareholders are “qualified clients” as defined in the Investment Advisers Act of 1940.

Whereas BDCs are subject to Exchange Act reporting requirements applicable to operating companies (i.e. annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K), registered closed-end funds are subject to 1940 Act reporting requirements applicable to registered investment companies (i.e. annual reports on Form N-CSR and semi-annual reports on Form N-CSRS).

See “Proposal 3: The Reorganization Proposal—Comparison of Business Development Companies and Closed-End Funds” in the Joint Proxy Statement/Prospectus.

Delaware Control Share Statute. Once the common shares of the Successor Fund are listed on the NYSE, the Successor Fund will become automatically subject to the control share statute (the “Control Share Statute”) contained in Subchapter III of the Delaware Statutory Trust Act (the “DSTA”). The Control Share Statute provides that an acquirer of shares above a series of voting power thresholds has no voting rights under the DSTA or the governing documents of the Successor Fund with respect to shares acquired in excess of that threshold (i.e., the “control shares”) unless the restoration of voting rights is approved by shareholders.

The Control Share Statute could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Successor Fund and may reduce market demand for the Successor Fund’s common shares, which could have the effect of increasing the likelihood that the Successor Fund’s common shares trade at a discount to net asset value and increasing the amount of any such discount.

Restriction on Sales of Shares Below Net Asset Value. The provisions of the 1940 Act generally require that the public offering price (less underwriting commissions and discounts) of common shares sold by a closed-end investment company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering), unless such sale is made with the consent of a majority of its common shareholders. The Successor Fund may, from time to time, seek the consent of common shareholders to permit the issuance and sale by the Successor Fund of common shares at a price below the then-current net asset value, subject to certain conditions. If such consent is obtained, the Successor Fund may, contemporaneous with and in no event more than one year following the receipt of such consent, sell common shares at price below net asset value in accordance with any conditions adopted in connection with the giving of such consent. Information regarding any consent of common shareholders obtained by the Successor Fund and the applicable conditions imposed on the issuance and sale by the Successor Fund of common shares at a price below net asset value will be disclosed in the prospectus relating to any such offering of common shares at a price below net asset value. Until such consent of common shareholders, if any, is obtained, the Successor Fund may not sell common shares at a price below net asset value. Following the listing of the Successor Fund’s common shares on the NYSE, this restriction may make it more difficult for the Successor Fund to raise additional assets in the future if the common shares trade at a discount to net asset value. Because the Successor Fund’s advisory fee is based upon average daily gross assets, the Adviser’s interest in recommending the issuance and sale of common shares at a price below net asset value may conflict with the interests of the Successor Fund and its common shareholders.

Future transactions may limit the ability of the Successor Fund to use capital loss carryforwards. The Predecessor Fund has capital loss carryforwards for U.S. federal income tax purposes. By reason of the Reorganization, the Successor Fund will succeed to and take into account the capital loss carryforwards of the Predecessor Fund. Subject to certain limitations, capital loss carryforwards may be used to offset future recognized capital gains. Section 382 of the Internal Revenue Code (the “Code”) imposes an annual limitation on the ability of a corporation, including a RIC, that undergoes an “ownership change” to use its capital loss carryforwards. Generally, an ownership change occurs if certain five percent shareholders and public groups increase their ownership in us by, collectively, 50 percentage points or more during a three-year period. The listing may make it more likely that future transactions involving the common shares of the Successor Fund, including transfers by existing shareholders, could result in such an ownership change. Accordingly, there can be no assurance that an ownership change limiting the ability of the Successor Fund to use capital loss carryforwards (and built-in, unrecognized losses, if any) will not occur in the future. Such a limitation would, for any given year, have the effect of potentially increasing the amount of the Successor Fund’s U.S. federal net capital gains for such year and, hence, the amount of capital gains dividends the Successor Fund would need to distribute to remain a RIC and to avoid U.S. income and excise tax liability.

Risk Of Fund Ability To Achieve Investment Objectives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds’ ability to achieve their investment objectives depends on the Adviser’s ability to manage and support their investment process. If a Fund’s agreement with the Adviser were to be terminated, or if the Adviser loses any members of its senior management team, the Funds’ ability to achieve their investment objectives could be significantly harmed.

Because the Funds have no employees, they depend on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Funds’ investments. The Funds’ future success depends to a significant extent on the continued service of the Adviser, as well as its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Funds’ ability to achieve their investment objectives.

The Funds’ ability to achieve their investment objectives depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Funds’ investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to the Funds, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Funds’ investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Funds’ investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Funds’ investment process could have a material adverse effect on the Funds’ business, financial condition and results of operations.

In addition, each Fund’s investment advisory agreement has termination provisions that allow the parties to terminate the agreement without penalty. The Funds’ investment advisory agreements may be terminated at any time, without penalty, by the Adviser, upon 60 days’ written notice to the applicable Fund. If a Fund’s investment advisory agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreement is terminated, it may be difficult for the applicable Fund to replace the Adviser. Furthermore, the termination of a Fund’s investment advisory agreement may adversely impact the terms of any existing or future financing arrangement, which could have a material adverse effect on such Fund’s business, financial condition and results of operations.

Risk Of Relationships With Issuers, Private Equity Sponsors, Investment Banks And Commercial Banks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Because the Funds’ business model depends to a significant extent upon relationships with issuers, private equity sponsors, investment banks and commercial banks, the inability of the Adviser to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect the Funds’ business.

If the Adviser fails to maintain its existing relationships with issuers, private equity sponsors, investment banks and commercial banks on which it relies to provide us with potential investment opportunities or develop new relationships with other issuers, sponsors or sources of investment opportunities, the Funds may not be able to grow the investment portfolio. In addition, individuals with whom the Adviser has relationships generally are not obligated to provide the Funds with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Funds.

Risk Of Highly Competitive Market For Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds operate in a highly competitive market for investment opportunities, which could reduce returns and result in losses.

A number of entities compete with the Funds to make the types of investments that the Funds plan to make and the Funds believe that recent market trends have increased the number of competitors seeking to invest in loans to private, middle market companies in the United States. The Funds compete with public and private funds, commercial and investment banks, commercial financing companies and, to the extent they provide an alternative form of financing, private equity and hedge funds. Many of the Funds’ competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Funds do. For example, the Funds believe some of the Funds’ competitors have access to funding sources that are not available to the Funds. In addition, some of the Funds’ competitors could have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than the Funds. Furthermore, many of the Funds’ competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Funds as a BDC and closed-end fund, respectively, or the source of income, asset diversification and distribution requirements the Funds must satisfy to maintain their qualification as RICs. The competitive pressures the Funds face could have a material adverse effect on the Funds’ business, financial condition, results of operations and cash flows. As a result of this competition, the Funds can provide no assurance that they will be able to take advantage of attractive investment opportunities that arise from time to time, and the Funds can provide no assurance that they will be able to identify and make investments that are consistent with their respective investment objectives.

The amount of capital in the private debt markets and overall competition for loans could result in short-term returns for the Funds that are lower than their long-term targets. If there is a decrease in the number of new investment opportunities in U.S. middle market companies, and if such conditions continue for an extended amount of time, they could have a material adverse effect on the Funds’ business, financial condition and results of operations.

Identifying, structuring and consummating investments involves competition among capital providers and market and transaction uncertainty. The Adviser can provide no assurance that it will be able to identify a sufficient number of suitable investment opportunities or to avoid prepayment of existing investments to satisfy the Funds’ investment objectives, including as necessary to effectively structure credit facilities or other forms of leverage. The loan origination market is very competitive, which can result in loan terms that are more favorable to borrowers, and conversely less favorable to lenders, such as lower interest rates and fees, weaker borrower financial and other covenants, borrower rights to cure defaults, and other terms more favorable to borrowers than current or historical norms. Increased competition could cause the Funds to make more loans that are “cov-lite” in nature and, in a distressed scenario, there can be no assurance that these loans will retain the same value as loans with a full package of covenants. As a result of these conditions, the market for leveraged loans could become less advantageous than expected for the Funds, and this could increase default rates, decrease recovery rates or otherwise harm the Funds’ returns. The risk of prepayment is also higher in the current competitive environment if borrowers are offered more favorable terms by other lenders. The financial markets have experienced substantial fluctuations in prices and liquidity for leveraged loans. Any further disruption in the credit and other financial markets could have substantial negative effects on general economic conditions, the availability of required capital for companies and the operating performance of such companies. These conditions also could result in increased default rates and credit downgrades, and affect the liquidity and pricing of the investments made by the Funds. Conversely, periods of economic stability and increased competition among capital providers could increase the difficulty of locating investments that are desirable for the Funds.

With respect to the investments the Funds make, the Funds do not seek to compete based primarily on the interest rates the Funds offer, and the Funds believe that some of the Funds’ competitors could make loans with interest rates that will be lower than the rates the Funds offer. In the secondary market for acquiring existing loans, the Funds compete generally on the basis of pricing terms. With respect to all investments, the Funds could lose some investment opportunities if the Funds do not match competitors’ pricing, terms and structure. However, if we match the Funds’ competitors’ pricing, terms and structure, the Funds could experience decreased net interest income, lower yields and increased risk of credit loss. The Funds could also compete for investment opportunities with accounts managed or sponsored by the Adviser or its affiliates. Although he Adviser allocates opportunities in accordance with its allocation policy, allocations to such other accounts will reduce the amount and frequency of opportunities available to the Funds and thus not necessarily be in the best interests of the Funds and their securityholders. Moreover, the performance of investments will not be known at the time of allocation.

Risk Of Modify Or Waive Operating Policies And Strategy Without Prior Notice Or Shareholder Approval [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Each Fund’s board of trustees may change its investment policy by providing shareholders with 60 days’ prior notice, or may modify or waive its current operating policies and strategy without prior notice or shareholder approval, the effects of which may be adverse.

Prior to September 29, 2023, the Fund’s investment objectives were to generate current income and long-term capital appreciation by investing primarily in privately-held U.S. companies in the energy and power industry. Prior to September 29, 2023, the Fund’s investment policy was to invest, under normal circumstances, at least 80% of its total assets in securities of Energy companies.

In May 2023, the Fund announced that its board of trustees approved its transition from an investment policy of investing primarily in energy companies to a diversified credit investment policy of investing across private and public credit in a broader set of industries, sectors and sub-sectors. The Fund notified its shareholders of the new policy, which became effective on September 29, 2023. Under its new investment policy, the Fund’s current investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation by investing primarily in private and public credit in a broad set of industries, sectors and sub-sectors. The Fund’s current investment policy is to invest primarily in a portfolio of secured and unsecured floating and fixed rate loans, bonds and other types of credit instruments, which, under normal circumstances, will represent at least 80% of the Fund’s total assets. The Successor Fund’s investment objectives and investment policies will be identical to the Fund’s (other than with respect to the portfolio criteria imposed on BDCs by the 1940 Act).

This investment policy may be changed by the board of trustees if the Fund provides shareholders with at least 60 days’ prior notice. In addition, the Funds’ board of trustees has the authority to modify or waive the current operating policies, investment criteria and strategy without prior notice and without shareholder approval. The Funds cannot predict the effect any changes to the Funds’ investment policies, current operating policies, investment criteria and strategy would have on the Funds’ business, net asset value, operating results and the value of the Funds’ common shares. However, the effects might be adverse, which could negatively impact the Funds’ ability to pay distributions to shareholders and cause shareholders to lose all or part of their investment. Finally, if the Successor Fund is not successful in listing its common shares, Successor Fund shareholders will be limited in their ability to sell their common shares in response to any changes in the Successor Fund’s investment policy, operating policies, investment criteria or strategy.

Risk Of Unable To Maintain Availability Of Electronic Data Systems And Safeguard [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If the Funds, their affiliates and their respective third-party service providers are unable to maintain the availability of electronic data systems and safeguard the security of data, the Funds’ ability to conduct business may be compromised, which could impair the Funds’ liquidity, disrupt the Funds’ business, damage the Funds’ reputation or otherwise adversely affect the Funds’ business.

Cybersecurity refers to the combination of technologies, processes, and procedures established to protect information technology systems and data from unauthorized access, attack, or damage. The Funds, their affiliates and their respective third-party service providers are subject to cybersecurity risks. The Funds’ business operations rely upon secure information technology systems for data processing, storage and reporting. The Funds depend on the effectiveness of the information and cybersecurity policies, procedures and capabilities maintained by the Funds’ affiliates and third-party service providers to protect their computer and telecommunications systems and the data that reside on or are transmitted through them. Cybersecurity risks have significantly increased in recent years and, while the Funds have not experienced any material losses relating to cyber attacks or other information security breaches, the Funds could suffer such losses in the future. The Funds, their affiliates and their respective third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact, as well as cyber-attacks that do not have a security impact but may nonetheless cause harm, such as causing denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) on websites, servers or other online systems. If one or more of such events occur, it potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Funds’ operations or the operations of the Funds’ affiliates and their respective third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Funds’ business, financial condition or results of operations.

Substantial costs may be incurred in order to prevent any cyber incidents in the future. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Funds may be required to expend significant additional resources to modify the Funds’ protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. There is no assurance that any efforts to mitigate cybersecurity risks undertaken by the Funds, their affiliates, or heir respective third-party service providers will be effective. If the Funds fail to comply with the relevant laws and regulations, the Funds could suffer financial losses, a disruption of the Funds’ business, liability to investors, regulatory intervention or reputational damage.

Risk Of Changes In Laws Or Regulations Governing Funds Operations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in laws or regulations governing the Funds’ operations or the operations of the Funds’ business partners may adversely affect the Funds’ business or cause the Funds to alter their business strategy.

The Funds, their portfolio companies and other counterparties are subject to regulation at the local, state and federal level. New legislation may be enacted, amended or repealed or new interpretations, rulings or regulations could be adopted, including those governing the types of investments the Funds are permitted to make, any of which could harm the Funds and their shareholders, potentially with retroactive effect. For example, certain provisions of the Dodd-Frank Act, which influences many aspects of the financial services industry, have been amended or repealed and the Code has been substantially amended and reformed. Uncertainty regarding the new presidential administration’s agenda with respect to legislation and regulations affecting the financial services industry or taxation could also adversely impact the Funds’ business or the business of the Funds’ portfolio companies. New or repealed legislation, interpretations, rulings or regulations could require changes to certain business practices of the Funds or their portfolio companies, negatively impact the operations, cash flows or financial condition of the Funds or their portfolio companies, impose additional costs on the Funds or their portfolio companies or otherwise adversely affect the Funds’ business or the business of the Funds’ portfolio companies.

Additionally, any changes to or repeal of the laws and regulations governing the Funds’ operations relating to permitted investments may cause the Funds to alter the Funds’ investment strategy to avail the Funds’ of new or different opportunities. Such changes could result in material differences to the Funds’ strategies and plans and may result in the Funds’ investment focus shifting from the areas of expertise of the Adviser to other types of investments in which the Adviser may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the Funds’ financial condition and results of operations and the value of a shareholder’s investment.

Risk Of Small Business Credit Availability Act Allows Business Development Companies To Incur Additional Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Small Business Credit Availability Act, or the SBCA Act, allows BDCs to incur additional leverage.

On March 23, 2018, the SBCA Act became law. The SBCA Act, among other things, amends Section 61(a) of the 1940 Act to add a new Section 61(a)(2) which reduces the asset coverage requirements for senior securities applicable to BDCs from 200% to 150% provided that certain disclosure and approval requirements are met. Before the reduced asset coverage requirements under Section 61(a)(2) are effective with respect to the Fund, the application of that section of the 1940 Act must be approved by either (1) a “required majority,” as defined in Section 57(o) of the 1940 Act, of the Fund’s board of trustees or (2) a majority of votes cast at a special or annual meeting of the Fund’s shareholders. If the Fund chooses to seek such approval, the Fund may be able to incur substantial additional indebtedness, and, therefore the risk of an investment in the Fund may increase. As of the date of this Joint Proxy Statement/Prospectus, the asset coverage ratio applicable to the Fund remains 200%. See “Risks Related to Debt Financing—The Funds incur indebtedness to make investments, which magnifies the potential for gain or loss on amounts invested in the Funds’ common shares and may increase the risk of investing in the Funds’ common shares.”

Risk Of Funds Are Subject To Regulations Not Applicable To Private Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

As SEC-reporting companies, the Funds are subject to regulations not applicable to private companies, such as provisions of the Sarbanes-Oxley Act. Efforts to comply with such regulations involve significant expenditures, and non-compliance with such regulations may adversely affect the Funds.

As SEC-reporting companies, the Funds are subject to the Sarbanes-Oxley Act, and the related rules and regulations promulgated by the SEC. Management is required to report on the Funds’ internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. The Funds are required to review on an annual basis their internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting.

Developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact the Funds’ financial performance and the Funds’ ability to make distributions. This process also may result in a diversion of the Funds’ management’s time and attention. The Funds cannot be certain of when the Funds’ evaluation, testing and remediation actions will be completed or the impact of the same on the Funds’ operations. In addition, the Funds may be unable to ensure that the process is effective or that the Funds’ internal controls over financial reporting are or will be effective in a timely manner. In the event that the Funds are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, the Funds may be adversely affected.

Risk Relating To Market Risk, Liquidity Risk And Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds may invest in derivatives or other assets that expose us to certain risks, including market risk, liquidity risk and other risks similar to those associated with the use of leverage.

The Funds may use derivative instruments including, in particular, swaps and other similar transactions, in seeking to achieve their investment objectives or for other reasons, such as cash management, financing activities or to hedge their positions. Accordingly, these derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage. The use of derivatives may subject the Funds to various risks, including counterparty risk, currency risk, leverage risk, liquidity risk, correlation risk, index risk and regulatory risk.

Furthermore, the Funds’ ability to successfully use derivatives depends on the Adviser’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. Additionally, segregated liquid assets, amounts paid by the Funds as premiums and cash or other assets held in margin accounts with respect to derivatives are not otherwise available to us for investment purposes.

Rule 18f-4 under the 1940 Act, or the Derivatives Rule, provides a comprehensive framework for the use of derivatives by BDCs and closed-end funds. The Derivatives Rule permits BDCs and closed-end funds, subject to various conditions described below, to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act.

BDCs and closed-end funds that don’t qualify as “limited derivatives users” as defined below, are required by the Derivatives Rule to, among other things, (i) adopt and implement a derivatives risk management program, or DRMP, and new testing requirements; (ii) comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk, or VaR; and (iii) comply with new requirements related to board and SEC reporting. The DRMP must be administered by a “derivatives risk manager,” who is appointed by the board and periodically reviews the DRMP and reports to the board.

The Derivatives Rule provides an exception from the DRMP, VaR limit and certain other requirements for a BDC or closed-end fund that limits its “derivatives exposure” to no more than 10% of its net assets (as calculated in accordance with the Derivatives Rule), or a limited derivatives user, provided that the BDC or closed-end fund establishes appropriate policies and procedures reasonably designed to manage derivatives risks, including the risk of exceeding the 10% “derivatives exposure” threshold.

The requirements of the Derivatives Rule may limit the Funds’ ability to engage in derivatives transactions as part of the Funds’ investment strategies. These requirements may also increase the cost of the Funds’ investments and cost of doing business, which could adversely affect the value of the Funds’ investments and/or the Funds’ performance. The rule also may not be effective to limit the Funds’ risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the Funds’ derivatives or other investments. There may be additional regulation of the use of derivatives transactions by BDCs and closed-end funds, which could significantly affect the Funds’ use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives transactions may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

Risk Of Fluctuations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds may experience fluctuations in their quarterly results.

The Funds could experience fluctuations in their quarterly operating results due to a number of factors, including the Funds’ ability or inability to make investments in companies that meet their investment criteria, the interest rate payable on the debt securities the Funds acquire, the level of the Funds’ expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Funds encounter competition in the Funds’ markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

Risk Of Maintaining Cash Balances At Financial Institutions That Exceed Federally Insured Limits [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds and their portfolio companies may maintain cash balances at financial institutions that exceed federally insured limits and may otherwise be materially affected by adverse developments affecting the financial services industry, such as actual events or concerns involving liquidity, defaults or non-performance by financial institutions or transactional counterparties.

The Funds’ cash is held in accounts at U.S. banking institutions. Cash held by the Funds and their portfolio companies in non-interest-bearing and interest-bearing operating accounts may exceed the Federal Deposit Insurance Corporation insurance limits. If such banking institutions were to fail, the Funds or their portfolio companies could lose all or a portion of those amounts held in excess of such insurance limitations. In addition, actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions, transactional counterparties or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems, which could adversely affect the Funds’ and the Funds’ portfolio companies’ business, financial condition, results of operations, or prospects.

Although the Funds assess their portfolio companies’ banking relationships as necessary or appropriate, the Funds’ and their portfolio companies’ access to funding sources and other credit arrangements in amounts adequate to finance or capitalize the Funds’ and their portfolio companies’ respective current and projected future business operations could be significantly impaired by factors that affect the Funds or their portfolio companies, the financial institutions with which the Funds or their portfolio companies have arrangements directly, or the financial services industry or economy in general. These factors could include, among others, events such as liquidity constraints or failures, the ability to perform obligations under various types of financial, credit or liquidity agreements or arrangements, disruptions or instability in the financial services industry or financial markets, or concerns or negative expectations about the prospects for companies in the financial services industry. These factors could involve financial institutions or financial services industry companies with which the Funds and their portfolio companies have financial or business relationships but could also include factors involving financial markets or the financial services industry generally.

In addition, investor concerns regarding the U.S. or international financial systems could result in less favorable commercial financing terms, including higher interest rates or costs and tighter financial and operating covenants, or systemic limitations on access to credit and liquidity sources, thereby making it more difficult for the Funds or their portfolio companies to acquire financing on acceptable terms or at all.

Risks Associated With Artificial Intelligence And Machine Learning Technology [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds are subject to risks associated with artificial intelligence and machine learning technology.

Artificial intelligence, including machine learning and similar tools and technologies that collect, aggregate, analyze or generate data or other materials, or collectively, AI, and its current and potential future applications including in the private investment and financial industries, as well as the legal and regulatory frameworks within which AI operates, continue to rapidly evolve.

Recent technological advances in AI pose risks to the Funds, the Adviser, and the Funds’ portfolio investments. The Funds and their portfolio investments could also be exposed to the risks of AI if third-party service providers or any counterparties, whether or not known to the Funds, also use AI in their business activities. The Funds and their portfolio companies may not be in a position to control the use of AI technology in third-party products or services.

Use of AI could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming accessible by other third-party AI applications and users. While the Adviser does not currently use AI to make investment recommendations, the use of AI could also exacerbate or create new and unpredictable risks to the Funds’ business, the Adviser’s business, and the business of the Funds’ portfolio companies, including by potentially significantly disrupting the markets in which the Funds and their portfolio companies operate or subjecting the Funds, their portfolio companies and the Adviser to increased competition and regulation, which could materially and adversely affect the business, financial condition or results of operations of the Funds, their portfolio companies and the Adviser. In addition, the use of AI by bad actors could heighten the sophistication and effectiveness of cyber and security attacks experienced by the Funds’ portfolio companies and the Adviser.

Independent of its context of use, AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that AI technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error—potentially materially so—and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI technology. To the extent that the Funds or their portfolio investments are exposed to the risks of AI use, any such inaccuracies or errors could have adverse impacts on the Funds or their investments.

AI technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.

Risk Of Funds And Adviser Could Be Target Of Litigation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds and the Adviser could be the target of litigation.

The Funds and the Adviser could become the target of securities class action litigation or other similar claims if the Funds’ common share price fluctuates significantly or for other reasons. The proceedings could continue without resolution for long periods of time and the outcome of any such proceedings could materially adversely affect the Funds’ business, financial condition, and/or operating results. Any litigation or other similar claims could consume substantial amounts of management’s time and attention, and that time and attention and the devotion of associated resources could, at times, be disproportionate to the amounts at stake. Litigation and other claims are subject to inherent uncertainties, and a material adverse impact on the Funds’ financial statements could occur for the period in which the effect of an unfavorable final outcome in litigation or other similar claims becomes probable and reasonably estimable. In addition, the Funds could incur expenses associated with defending themselves against litigation and other similar claims, and these expenses could be material to the Funds’ earnings in future periods.

Risk Of Significant Expense, Hinder Execution Of Funds Investment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds’ business and operations could be negatively affected if the Funds become subject to shareholder activism, which could cause the Funds to incur significant expense, hinder the execution of the Funds’ investment strategy or impact the Funds share price.

Shareholder activism, which could take many forms, including making public demands that the Funds consider certain strategic alternatives, engaging in public campaigns to attempt to influence the Funds’ corporate governance and/or management, and commencing proxy contests to attempt to elect the activists’ representatives or others to the Funds’ boards of trustees, or arise in a variety of situations, has been increasing in the BDC and closed-end fund spaces recently. While the Funds are currently not subject to any shareholder activism, because of a variety of reasons, the Funds may in the future become the target of shareholder activism. Shareholder activism could result in substantial costs and divert management’s and the Funds’ boards of trustees’ attention and resources from the Funds’ business. Additionally, such shareholder activism could give rise to perceived uncertainties as to the Funds’ future and adversely affect the Funds’ relationships with service providers and the Funds’ portfolio companies. Also, the Funds may be required to incur significant legal and other expenses related to any activist shareholder matters.

Risk Of Conflicts Of Interest Related To Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There may be conflicts of interest related to obligations the Adviser’s senior management and investment teams have to the Funds ‘affiliates and to other clients.

The members of the senior management and investment teams of the Adviser serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Funds do, or of investment vehicles managed by the same personnel. For example, the officers, managers and other personnel of the Adviser serve and may serve in the future in similar capacities for the investment advisers to the other funds managed or advised by FS Investments or, prior to the Adviser Transaction, EIG, and may serve in similar or other capacities for the investment advisers to future investment vehicles affiliated with FS Investments or, prior to the Adviser Transaction, EIG. In serving in these multiple and other capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in the Funds’ best interests or in the best interest of the Funds’ shareholders. The Funds’ investment objectives may overlap with the investment objectives of such investment funds, accounts or other investment vehicles. For example, the Funds rely on the Adviser to manage their day-to-day activities and to implement their investment strategy. The Adviser and certain of its affiliates are presently, and plan in the future to continue to be, involved with activities which are unrelated to the Funds. As a result of these activities, the Adviser, its employees and certain of its affiliates will have conflicts of interest in allocating their time between the Funds and other activities in which they are or may become involved, including the management of other entities affiliated with FS Investments. The Adviser and its employees will devote only as much of its or their time to the Funds’ business as the Adviser and its employees, in their judgment, determine is reasonably required, which may be substantially less than their full time. The officers of the Adviser and its affiliates devote as much time to the Funds as the Adviser deems appropriate; however, these officers may have conflicts in allocating their time and services among the Funds and the Adviser and its affiliates’ accounts. During times where there are turbulent conditions or distress in the credit markets or other times when the Funds will need focused support and assistance from the Adviser and affiliates’ employees, other entities that the Adviser advises or manages will likewise require greater focus and attention, placing the Adviser and the Funds’ resources in high demand. In such situations, the Funds may not receive the necessary support and assistance the Funds require or would otherwise receive if the Adviser or its affiliates did not act as a manager for other entities.

The Funds, directly or through the Adviser, may obtain confidential information about the companies or securities in which the Funds have invested or may invest. If the Funds possess confidential information about such companies or securities, there may be restrictions on the Adviser’s ability to dispose of, increase the amount of, or otherwise take action with respect to the securities of such companies. The Adviser and the Funds’ management of other accounts could create a conflict of interest to the extent the Adviser or FS is aware of material non-public information concerning potential investment decisions. For example, an affiliate of FS’s membership in a loan syndicate or on a loan borrower’s creditors’ committee could potentially prevent the Adviser from entering into a transaction involving a CLO that holds the related loan. The Funds have implemented compliance procedures and practices designed to ensure that investment decisions are not improperly made while in possession of material non-public information. There can be no assurance, however, that these procedures and practices will be effective. In addition, this conflict and these procedures and practices may limit the freedom of the Adviser to make potentially profitable investments, which could have an adverse effect on the Funds’ operations. These limitations imposed by access to confidential information could materially adversely affect the Funds business, financial condition and results of operations, and the Funds’ ability to pay dividends to shareholders.

Risks And Conflicts Of Interests Associated With Base Management Fee [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There are risks and conflicts of interests associated with the Base Management Fee each Fund is obligated to pay the Adviser.

Each Fund pays the Adviser a base management fee based on gross assets, regardless of the performance of the portfolio. The Adviser’s entitlement to such non-performance-based compensation might reduce its incentive to devote the time and effort of its professionals to seeking profitable opportunities for the Funds’ portfolio, which could result in worse performance for the Funds’ portfolio and could materially adversely affect the Funds’ business, financial condition and results of operations, and their ability to pay dividends to shareholders. Furthermore, the participation of the Adviser (including its investment professionals) in the Funds’ valuation process, and the financial interest of the Funds’ interested trustees in the Adviser, creates a conflict of interest as the base management fee payable to the Adviser is based, in part, on the Funds’ gross assets.

Risk Relating To Conflicts Of Interest Caused By Compensation Arrangements With Funds And Their Affiliates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Adviser and its affiliates, including the Funds’ officers and some of the Funds’ trustees, face conflicts of interest caused by compensation arrangements with the Funds and their affiliates, which could result in actions that are not in the best interests of the Funds’ shareholders.

The Adviser and its affiliates receive substantial fees from the Funds in return for their services, and these fees could influence the advice provided to the Funds. The Funds pay to the Adviser an incentive fee that is based on the performance of the Funds’ portfolio and an annual base management fee that is based on the value of the Funds’ gross assets. Because the incentive fee is based on the performance of the portfolio, the Adviser may be incentivized to make investments on the Funds’ behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee is determined may also encourage the Adviser to use leverage to increase the return on the Funds’ investments. In addition, because the base management fee of each Fund is based upon the value of such Fund’s gross assets, which includes any borrowings for investment purposes, the Adviser may be incentivized to recommend the use of leverage or the issuance of additional equity to make additional investments and increase the average value of the Funds’ gross assets. Under certain circumstances, the use of leverage may increase the likelihood of default, which could disfavor holders of the Funds’ common shares. The Funds’ compensation arrangements could therefore result in the Funds making riskier or more speculative investments, or relying more on leverage to make investments, than would otherwise be the case. This could result in higher investment losses, particularly during cyclical economic downturns.

Risk Relating To Net Loss Due To Decline In Value Of Portfolio [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds may be obligated to pay the Adviser incentive compensation even if the Funds incur a net loss due to a decline in the value of the portfolio.

Each Funds’ investment advisory agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Funds may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the portfolio or if the Funds incur a net loss for that quarter.

Any incentive fee payable by a Fund that relates to such Fund’s net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. The Adviser is not under any obligation to reimburse a Fund for any part of the incentive fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund paying an incentive fee on income the Fund never received.

For U.S. federal income tax purposes, the Funds are required to recognize taxable income (such as deferred interest that is accrued as original issue discount) in some circumstances in which the Funds do not receive a corresponding payment in cash and to make distributions with respect to such income to maintain the applicable Fund’s status as a RIC. Under such circumstances, the Funds may have difficulty meeting the Annual Distribution Requirement necessary to maintain RIC tax treatment under the Code. This difficulty in making the required distribution may be amplified to the extent that the Funds are required to pay an incentive fee with respect to such accrued income. As a result, the Funds may have to sell some of their investments at times and/or at prices the Funds would not consider advantageous, raise additional debt or equity capital, or forgo new investment opportunities for this purpose. If the Funds are not able to obtain cash from other sources, the Funds may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

Risk Due To Individuals Employed By Adviser Are Not Prohibited From Raising Money For Or Managing Another Entity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The time and resources that the Adviser and individuals employed by the Adviser devote to the Funds may be diverted and the Funds may face additional competition due to the fact that individuals employed by the Adviser are not prohibited from raising money for or managing another entity that makes the same types of investments that the Funds target.

Neither the Adviser, nor persons providing services to the Funds on behalf of the Adviser, are prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Funds target. As a result, the time and resources that these individuals may devote to the Funds may be diverted. In addition, the Funds may compete with any such investment entity for the same investors and investment opportunities.

Risk Of Funds Incentive Fee May Induce Adviser To Make Speculative Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds’ incentive fee may induce the Adviser to make speculative investments.

The incentive fee payable by the Funds to the Adviser may create an incentive for it to enter into investments on the Funds’ behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to the Adviser is determined may encourage it to use leverage to increase the return on the Funds’ investments. In addition, the fact that the Funds’ base management fees are payable based upon gross assets, which would include any borrowings for investment purposes, may encourage the Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor holders of the Funds’ common shares. Such a practice could result in the Funds investing in more speculative securities than would otherwise be in the Funds’ best interests, which could result in higher investment losses, particularly during cyclical economic downturns. In addition, with respect to the Predecessor Fund prior to the Adviser Transaction, since EIG will receive a portion of the advisory fees paid to the Adviser with respect to the Predecessor Fund, EIG may have an incentive to recommend investments that are riskier or more speculative.

Risk Of Advisers Liability Is Limited Under Funds Investment Advisory Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Adviser’s liability is limited under the Funds’ investment advisory agreements, and the Funds are required to indemnify the Adviser against certain liabilities, which may lead it to act in a riskier manner on the Funds’ behalf than it would when acting for its own account.

Pursuant to the each Fund’s investment advisory agreement, the Adviser and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with, or acting on behalf of, the Adviser will not be liable to the applicable Fund for their acts under such investment advisory agreement, absent willful misfeasance, bad faith or gross negligence in the performance of their duties. Each Fund has agreed to indemnify, defend and protect the Adviser and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with, or acting on behalf of, the Adviser with respect to all damages, liabilities, costs and expenses resulting from acts of the Adviser not arising out of willful misfeasance, bad faith or gross negligence in the performance of their duties under the applicable investment advisory agreement. These protections may lead the Adviser to act in a riskier manner when acting on the Funds’ behalf than it would when acting for its own account.

Risk Of Funds Ability To Acquire Investments And To Expand Operations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds are uncertain of sources for funding of future capital needs and if the Funds cannot obtain debt or equity financing on acceptable terms, or at all, the Funds ability to acquire investments and to expand operations will be adversely affected.

Any working capital reserves the Funds maintain may not be sufficient for investment purposes, and the Funds may require debt or equity financing to operate. The Funds may also need to access the capital markets to refinance existing debt obligations to the extent maturing obligations are not repaid with cash flows from operations. In order to maintain RIC tax treatment, the Funds must make distributions to the Funds’ shareholders each tax year on a timely basis generally of an amount at least equal to 90% of the Funds’ investment company taxable income, determined without regard to any deduction for distributions paid, and the amounts of such distributions will therefore not be available to fund investment originations or to repay maturing debt. In addition, with certain limited exceptions, the Funds are only allowed to borrow amounts or issue debt securities or preferred shares, which we refer to collectively as “senior securities,” such that the Fund’s asset coverage, as calculated pursuant to the 1940 Act, equals at least 200% immediately after such borrowing, and that the Successor Fund’s asset coverage, as calculated pursuant to the 1940 Act, equals at least 300% immediately after such borrowing, which, in certain circumstances, may restrict the Funds’ ability to borrow or issue debt securities or preferred shares. In the event that the Funds develop a need for additional capital in the future for investments or for any other reason, and the Funds cannot obtain debt or equity financing on acceptable terms, or at all, the Funds’ ability to acquire investments and to expand the Funds’ operations will be adversely affected. As a result, the Funds would be less able to allocate the portfolio among various issuers and industries and achieve the Funds’ investment objectives, which may negatively impact the Funds’ results of operations and reduce the Funds’ ability to make distributions to the Funds’ shareholders.

Risk Of Failure To Invest Sufficient Portion Of Its Assets In Qualifying Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The requirement that the Fund invest a sufficient portion of its assets in qualifying assets could preclude it from investing in accordance with its current business strategy; conversely, the failure to invest a sufficient portion of its assets in qualifying assets could result in its failure to maintain the Fund’s status as a BDC.

As a BDC, the Fund may not acquire any assets other than “qualifying assets” unless, at the time of such acquisition, at least 70% of its total assets are qualifying assets. Therefore, it may be precluded from investing in what it believes are attractive investments if such investments are not qualifying assets. Similarly, these rules could prevent the Fund from making additional investments in existing portfolio companies, which could result in the dilution of the Fund’s position, or could require the Fund to dispose of investments at an inopportune time to comply with the 1940 Act. If the Fund were forced to sell non-qualifying investments in the portfolio for compliance purposes, the proceeds from such sale could be significantly less than the current value of such investments. Conversely, if the Fund fails to invest a sufficient portion of its assets in qualifying assets, it could lose its status as a BDC.

Risk Of Funds Operation As Regulated Investment Company Will Affect Funds Ability To Raise [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulations governing the Fund’s operation as a BDC, the Successor Fund’s operation as a closed-end fund, and the Fund’s and the Successor Fund’s operation as a RIC will affect the Fund’s ability to raise, and the way in which the Fund raises, additional capital or borrow for investment purposes, which may have a negative effect on the Fund’s growth.

As a result of the Funds’ need to satisfy the Annual Distribution Requirement in order to maintain RIC tax treatment under Subchapter M of the Code, the Funds may need to periodically access the capital markets to raise cash to fund new investments. The Fund may issue “senior securities,” as defined in the 1940 Act, including issuing preferred shares, borrowing money from banks or other financial institutions or issuing debt securities only in amounts such that the Fund’s asset coverage, as defined in the 1940 Act, equals at least 200% after such incurrence or issuance and the Successor Funds may issue “senior securities,” as defined in the 1940 Act, including issuing preferred shares only in amounts such that the Successor Fund’s asset coverage, as defined in the 1940 Act, equals at least 200% after issuance, or borrowing money from banks or other financial institutions or issuing debt securities only in amounts such that the Successor Fund’s asset coverage, as defined in the 1940 Act, equals at least 200% after such incurrence or issuance. The Fund’s ability to issue certain other types of securities is also limited. Under the 1940 Act, the Funds are also generally prohibited from issuing or selling their shares at a price per share, after deducting underwriting commissions, that is below their net asset value per share, without first obtaining approval for such issuance from their respective shareholders and independent trustees. Compliance with these limitations on the Funds’ ability to raise capital may unfavorably limit their investment opportunities. These limitations may also reduce the Funds’ ability in comparison to other companies to profit from favorable spreads between the rates at which the Funds can borrow and the rates at which they can lend.

In addition, because the Funds incur indebtedness for investment purposes, if the value of the Funds’ assets declines, the Funds may be unable to satisfy the asset coverage test under the 1940 Act, which would prohibit the Funds from paying distributions and, as a result, could cause the Funds to be subject to corporate-level tax on their income and capital gains, regardless of the amount of distributions paid. If the Funds cannot satisfy the asset coverage test, the Funds may be required to sell a portion of their investments and, depending on the nature of the Funds’ debt financing, repay a portion of their indebtedness at a time when such sales may be disadvantageous.

Risk Of Funds Ability To Enter Into Transactions With Funds Affiliates Is Restricted [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds’ ability to enter into transactions with the Funds’ affiliates is restricted.

The Funds are prohibited under the 1940 Act from participating in certain transactions with certain of their affiliates without the prior approval of a majority of the independent members of the Funds’ board of trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of a Fund’s outstanding voting securities will be such Fund’s affiliate for purposes of the 1940 Act and the respective Fund will generally be prohibited from buying or selling any securities from or to such affiliate, absent the prior approval of such Fund’s board of trustees. The 1940 Act also prohibits certain “joint” transactions with certain of the Funds’ affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of the Fund’s board of trustees and, in some cases, the SEC. In an order dated June 4, 2013, the SEC granted exemptive relief permitting the Fund, subject to the satisfaction of certain conditions, to co-invest in certain privately negotiated investment transactions with the Fund’s co-investment affiliates. Effective April 9, 2018, or the JV Effective Date, and in connection with the transition of advisory services to a joint advisory relationship with EIG, the Fund’s board of trustees authorized and directed that the Fund (i) withdraw from this order, except with respect to any transaction in which the Fund participated in reliance on the Original Order prior to the JV Effective Date, and (ii) rely on an exemptive relief order dated April 10, 2018, granted to EIG and its affiliates which permits the Fund to participate in co-investment transactions with certain other EIG advised funds, or the EIG Order. If a person acquires more than 25% of a Fund’s voting securities, it will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons to the extent not covered by the Funds’ exemptive relief, absent the prior approval of the SEC. Similar restrictions limit the Funds’ ability to transact business with the Funds’ officers or trustees or their affiliates. As a result of these restrictions, the Funds may be prohibited from buying or selling any security from or to any portfolio company of a fund managed by the Adviser without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to the Funds. Effective November 13, 2024, and in connection with the change to the Fund’s investment strategy, the Fund’s board of trustees authorized and directed that the Fund (x) withdraw from the EIG Order, except with respect to any transaction in which the Fund participated in reliance on the EIG Order prior to such date, and (y) rely on an exemptive relief order dated November 13, 2024, granted to the Fund and certain of its affiliates which permits the Fund, subject to the satisfaction of certain conditions, to co-invest in certain privately negotiated investment transactions with certain of the Fund’s affiliates. On April 29, 2024, a new exemptive order was granted to the Fund and certain of its affiliates which permits the Fund, subject to the satisfaction of certain conditions, to co-invest in certain privately negotiated investment transactions with certain of the Fund’s affiliates, which order includes streamlined terms and conditions as compared to past comparable orders (the “FS Order”). Pursuant to the FS Order, the Fund is permitted to co-invest in certain privately negotiated transactions with certain affiliates of the Adviser, including, among others, FS Credit Opportunities Corp. and FS Credit Income Fund. The Successor Fund may rely on the FS Order.

Risk Of Inflation May Adversely Affect Business, Results Of Operations And Financial Condition [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation may adversely affect the business, results of operations and financial condition of the Funds’ portfolio companies.

Certain of the Funds’ portfolio companies are in industries that may be impacted by inflation. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on the Funds’ loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in the Funds’ portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of the Funds’ investments could result in future realized or unrealized losses and therefore reduce the Funds’ net assets resulting from operations.

Risk Of Funds Investments In Prospective Portfolio Companies May Be Risky [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds’ investments in prospective portfolio companies may be risky, and the Funds could lose all or part of the Funds’ investment.

The Funds’ investments may be risky and there is no limit on the amount of any such investments in which the Funds may invest.

Senior Secured Loans, Second Lien Secured Loans and Senior Secured Bonds. There is a risk that any collateral pledged by portfolio companies in which the Funds have taken a security interest may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent the Funds’ debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Funds’ security interest may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the debt. Secured debt that is under-collateralized involves a greater risk of loss. In addition, second lien secured debt is granted a second priority security interest in collateral, which means that any realization of collateral will generally be applied to pay senior secured debt in full before second lien secured debt is paid. Consequently, the fact that debt is secured does not guarantee that the Funds will receive principal and interest payments according to the debt’s terms, or at all, or that the Funds will be able to collect on the debt should the Funds be forced to enforce the Funds’ remedies.

Unsecured Debt. The Funds’ unsecured debt investments will generally rank junior in priority of payment to senior debt and will generally be unsecured. This may result in a heightened level of risk and volatility or a loss of principal, which could lead to the loss of the entire investment. These investments may involve additional risks that could adversely affect the Funds’ investment returns. To the extent interest payments associated with such debt are deferred, such debt may be subject to greater fluctuations in valuations, and such debt could subject the Funds and the Funds’ shareholders to non-cash income. Because the Funds will not receive any principal repayments prior to the maturity of some of the Funds’ unsecured debt investments, such investments will be of greater risk than amortizing loans.

Equity and Equity-Related Securities. The Funds may make select equity investments in income-oriented preferred or common equity interests. In addition, when the Funds invest in senior secured loans and notes or unsecured debt, the Funds may acquire warrants to purchase equity securities. In connection with certain of the Funds’ debt investments or any restructurings of these debt investments, the Funds may on occasion receive equity interests, including warrants or options, as additional consideration or otherwise in connection with a restructuring. The equity interests the Funds receive may not appreciate in value and, in fact, may decline in value. Accordingly, the Funds may not be able to realize gains from the Funds’ equity interests, and any gains that the Funds do realize on the disposition of any equity interests may not be sufficient to offset any other losses the Funds experience.

Convertible Securities. The Funds may invest in convertible securities, such as bonds, debentures, notes, preferred stocks or other securities that may be converted into, or exchanged for, a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by us is called for redemption, it will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Funds’ ability to achieve their investment objectives.

Non-U.S. Securities. The Funds may invest in non-U.S. securities, which may include securities denominated in U.S. dollars or in non-U.S. currencies and securities of companies in emerging markets, to the extent permitted by the 1940 Act. Because evidences of ownership of such securities usually are held outside the United States, the Funds would be subject to additional risks if the Funds invested in non-U.S. securities, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the non-U.S. securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Because non-U.S. securities may be purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected unfavorably by changes in currency rates and exchange control regulations. In addition, investing in securities of companies in emerging markets involves many risks, including potential inflationary economic environments, regulation by foreign governments, different accounting standards, political uncertainties and economic, social, political, financial, tax and security conditions in the applicable emerging market, any of which could negatively affect the value of companies in emerging markets or investments in their securities.

Structured Products. The Funds may invest in structured products, which may include collateralized debt obligations, collateralized bond obligations, collateralized loan obligations, structured notes and credit-linked notes. When investing in structured products, the Funds may invest in any level of the subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). Structured products may be highly levered and therefore, the junior debt and equity tranches that the Funds may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, the Funds will generally have the right to receive payments only from the issuer or counterparty, and will generally not have direct rights against the underlying borrowers or entities. Furthermore, the investments the Funds make in structured products are at times thinly traded or have only a limited trading market. As a result, investments in such structured products may be characterized as illiquid securities.

Derivatives. The Funds may invest from time to time in derivatives, including total return swaps, interest rate swaps, credit default swaps and foreign currency forward contracts. Derivative investments have risks, including: the imperfect correlation between the value of such instruments and the Funds’ underlying assets, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Funds’ portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Funds are owed this fair market value in the termination of the derivative contract and the Funds claim is unsecured, the Funds will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Funds may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Funds as premiums and cash or other assets held in margin accounts with respect to the Funds’ derivative investments would not be available to the Funds for other investment purposes, which may result in lost opportunities for gain.

Investments in Asset-Based Opportunities. The Funds may invest in asset-based opportunities through joint ventures, investment platforms, private investment funds or other business entities that provide one or more of the following services: origination or sourcing of potential investment opportunities, due diligence and negotiation of potential investment opportunities and/or servicing, development and management (including turnaround) and disposition of investments. Such investments may be in or alongside existing or newly formed operators, consultants and/or managers that pursue such opportunities and may or may not include capital and/or assets contributed by third-party investors. Such investments may include opportunities to direct-finance physical assets, such as airplanes and ships, and/or operating assets, such as financial service entities, as opposed to investment securities, or to invest in origination and/or servicing platforms directly. In valuing the Funds’ investments, the Funds rely primarily on information provided by operators, consultants and/or managers. Valuations of illiquid securities involve various judgments and consideration of factors that may be subjective. There is a risk that inaccurate valuations could adversely affect the value of the Funds’ common shares. The Funds may not be able to promptly withdraw the Funds’ investment in these asset-based opportunities, which may result in a loss to the Funds and adversely affect the Funds’ investment returns.

Below Investment Grade Risk. In addition, the Funds invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid.

Risk Of International Investments Create Additional Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

International investments create additional risks.

The Funds expect to make investments in portfolio companies that are domiciled outside of the United States. The Funds anticipate that up to 30% of their investments may be in these types of assets. the Fund’s investments in foreign portfolio companies are deemed “non-qualifying assets,” which means, as required by the 1940 Act, they, along with other non-qualifying assets, may not constitute more than 30% of the Funds’ total assets at the time of the Funds’ acquisition of any asset, after giving effect to the acquisition. Notwithstanding the limitation on the Funds’ ownership of foreign portfolio companies, such investments subject the Funds to many of the same risks as the Funds’ domestic investments, as well as certain additional risks, including the following:

•	foreign governmental laws, rules and policies, including those restricting the ownership of assets in the foreign country or the repatriation of profits from the foreign country to the United States;

•	foreign currency devaluations that reduce the value of and returns on the Funds’ foreign investments;

•	adverse changes in the availability, cost and terms of investments due to the varying economic policies of a foreign country in which the Funds invest;

•	adverse changes in tax rates, the tax treatment of transaction structures and other changes in operating expenses of a particular foreign country in which the Funds invest;

•	the assessment of foreign-country taxes (including withholding taxes, transfer taxes and value added taxes, any or all of which could be significant) on income or gains from the Funds’ investments in the foreign country;

•	adverse changes in foreign-country laws, including those relating to taxation, bankruptcy and ownership of assets;

•	changes that adversely affect the social, political and/or economic stability of a foreign country in which the Funds invest;

•	high inflation in the foreign countries in which the Funds invest, which could increase the costs to the Funds of investing in those countries;

•	deflationary periods in the foreign countries in which the Funds invest, which could reduce demand for the Funds’ assets in those countries and diminish the value of such investments and the related investment returns to the Funds; and

•	legal and logistical barriers in the foreign countries in which the Funds invest that materially and adversely limit the Funds’ ability to enforce their contractual rights with respect to those investments.

In addition, the Funds may make investments in countries whose governments or economies may prove unstable. Certain of the countries in which the Funds may invest may have political, economic and legal systems that are unpredictable, unreliable or otherwise inadequate with respect to the implementation, interpretation and enforcement of laws protecting asset ownership and economic interests. In some of the countries in which the Funds may invest, there may be a risk of nationalization, expropriation or confiscatory taxation, which may have an adverse effect on the Funds’ portfolio companies in those countries and the rates of return that the Funds are able to achieve on such investments. The Funds may also lose the total value of any investment which is nationalized, expropriated or confiscated. The financial results and investment opportunities available to the Funds, particularly in developing countries and emerging markets, may be materially and adversely affected by any or all of these political, economic and legal risks.

Risk Of Private Investment Funds And Additional Fees And Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds’ investments in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities, subject the Funds indirectly to the underlying risks of such private investment funds and additional fees and expenses.

The Funds may invest in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities which would be required to register as investment companies but for an exemption under Sections 3(c)(1) and 3(c)(7) of the 1940 Act. The Funds’ investments in private funds are subject to substantial risks. Investments in such private investment funds expose the Funds to the risks associated with the businesses of such funds or entities as well as such private investment funds’ portfolio companies. These private investment funds may or may not be registered investment companies and, thus, may not be subject to protections afforded by the 1940 Act, covering, among other areas, liquidity requirements, governance by an independent board, affiliated transaction restrictions, leverage limitations, public disclosure requirements and custody requirements.

The Funds rely primarily on information provided by managers of private investment funds in valuing the Funds investments in such funds. There is a risk that inaccurate valuations provided by managers of private investment funds could adversely affect the value of the Funds’ common shares. In addition, there can be no assurance that a manager of a private investment fund will provide advance notice of any material change in such private investment fund’s investment program or policies and thus, the Funds’ investment portfolio may be subject to additional risks which may not be promptly identified by the Adviser. Moreover, the Funds may not be able to withdraw the Funds’ investments in certain private investment funds promptly after the Funds make a decision to do so, which may result in a loss to the Fund and adversely affect the Funds’ investment returns.

Investments in the securities of private investment funds may also involve duplication of advisory fees and certain other expenses. By investing in private investment funds indirectly through the Funds, shareholders bear a pro rata portion of the Funds’ advisory fees and other expenses, and also indirectly bear a pro rata portion of the advisory fees, performance-based allocations and other expenses borne by the Funds as an investor in the private investment funds. In addition, the purchase of the shares of some private investment funds requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such investment companies’ portfolio securities.

In addition, certain private investment funds may not provide the Funds with the liquidity the Funds require and would thus subject the Funds to liquidity risk. Further, even if an investment in a private investment fund is deemed liquid at the time of investment, the private investment fund may, in the future, alter the nature of the Funds investments and cease to be a liquid investment fund, subjecting the Funds to liquidity risk.

Risk Relating To Funds May Acquire Various Structured Financial Instruments For Purposes Of Hedging [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds may acquire various structured financial instruments for purposes of “hedging” or reducing the Funds risks, which may be costly and ineffective and could reduce the cash available to service debt or for distribution to shareholders.

The Funds may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase the Funds losses. Further, hedging transactions may reduce cash available to service the Funds debt or pay distributions to the Funds’ shareholders.

Risk Of Investing In Middle Market Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in middle market companies involves a number of significant risks, any one of which could have a material adverse effect on the Funds’ operating results.

Investments in middle market companies involve some of the same risks that apply generally to investments in larger, more established companies. However, such investments have more pronounced risks in that they:

•	may have limited financial resources and may be unable to meet the obligations under their debt securities that the Funds hold, which may be accompanied by a deterioration in the value of any collateral pledged under such securities and a reduction in the likelihood of the Funds realizing any guarantees the Funds may have obtained in connection with the Funds’ investment;

•	have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tends to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

•	are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Funds’ portfolio company and, in turn, on the Funds;

•	generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, the Funds’ executive officers and trustees and members of the Adviser may, in the ordinary course of business, be named as defendants in litigation arising from the Funds’ investments in the portfolio companies; and

•	may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Risk Of Funds Portfolio Is Concentrated In Single Or Limited Number Of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If the Funds’ portfolio is concentrated in a single or limited number of investments at any given time, the Funds’ performance may be significantly adversely affected by the unfavorable performance of a small number of such investments or a substantial write-down of the value of any one investment.

The Funds may from time to time hold securities of a single portfolio company that comprise more than 5% of the Funds total assets and/or more than 10% of the outstanding voting securities of the portfolio company. For that reason, the Funds are each classified as a non-diversified management investment company under the 1940 Act. As of December 31, 2024, the Fund had an investment in two portfolio companies, which represented approximately 20.0% of the Fund’s total investment portfolio, by fair value. A consequence of the concentration of a small number of investments at any given time is that the aggregate income and returns the Funds realize may be significantly adversely affected by the unfavorable performance of a single or small number of such investments or a substantial write-down of the value of any one investment.

Risk Of Funds Portfolio Companies May Incur Debt That Ranks Equally With Funds Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds’ portfolio companies may incur debt that ranks equally with, or senior to, the Funds’ investments in such companies.

The Funds’ portfolio companies may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which the Funds invest. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which the Funds are entitled to receive payments with respect to the debt instruments in which the Funds invest. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to the Funds investment in that portfolio company would typically be entitled to receive payment in full before the Funds receive any proceeds. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to the Funds. In the case of debt ranking equally with debt instruments in which the Funds invest, the Funds would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.

Risk Of Funds Debt Investments Could Be Subordinated To Claims Of Other Creditors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There may be circumstances where the Funds’ debt investments could be subordinated to claims of other creditors or the Funds could be subject to lender liability claims.

If one of the Funds’ portfolio companies were to go bankrupt, depending on the facts and circumstances, including the extent to which the Funds actually provided managerial assistance to that portfolio company, if any, a bankruptcy court might recharacterize the Funds’ debt investment and subordinate all or a portion of the Funds’ claim to that of other creditors. In situations where a bankruptcy carries a high degree of political significance, the Fund’s legal rights may be subordinated to other creditors. The Funds may also be subject to lender liability claims for actions taken by the Funds with respect to a borrower’s business or in instances where the Funds exercise control over the borrower or the Fund renders significant managerial assistance.

Risk Of Second Priority Liens On Collateral Securing Debt Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Second priority liens on collateral securing debt investments that the Funds make to their portfolio companies may be subject to control by senior creditors with first priority liens. If there is a default, the value of the collateral may not be sufficient to repay in full both the first priority creditors and the Funds.

Certain debt investments that the Funds make in portfolio companies may be secured on a second priority basis by the same collateral securing first priority debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by such company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the Funds. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then the Funds, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against such company’s remaining assets, if any.

The Funds may also make unsecured debt investments in portfolio companies, meaning that such investments will not benefit from any interest in collateral of such companies. Liens on any such portfolio company’s collateral, if any, will secure the portfolio company’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio company under its secured debt agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Funds. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Funds’ unsecured debt obligations after payment in full of all secured debt obligations. If such proceeds were not sufficient to repay the outstanding secured debt obligations, then the Funds’ unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio company’s remaining assets, if any.

The rights the Funds may have with respect to the collateral securing the debt investments the Funds make in their portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Funds enter into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to control the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. The Funds may not have the ability to control or direct such actions, even if the Funds’ rights are adversely affected.

Risk Of Funds Generally Will Not Control Funds Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds generally will not control the Funds’ portfolio companies.

The Fund does not control, and the Funds do not expect to control, most of their portfolio companies, even though the Funds may have board representation or board observation rights, and the Funds’ debt agreements with such portfolio companies may contain certain restrictive covenants. As a result, the Funds are subject to the risk that a portfolio company in which the Funds invest may make business decisions with which the Funds disagree and the management of such company, as representatives of the holders of their common equity, may take risks or otherwise act in ways that do not serve the Funds’ interests as debt investors. Due to the lack of liquidity for the Funds’ investments in non-traded companies, the Funds may not be able to dispose of the Funds’ interests in their portfolio companies as readily as the Funds would like or at an appropriate valuation. As a result, a portfolio company may make decisions that could decrease the value of the Funds’ portfolio holdings.

Risk Of Declines In Market Values Or Fair Market Values Of Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Declines in market values or fair market values of the Funds’ investments could result in significant net unrealized depreciation of the Funds’ portfolios, which, in turn, would reduce the Funds’ net asset value.

Under the 1940 Act, the Funds are required to carry the Funds’ investments at market value or, if no market value is ascertainable, at fair value, in accordance with policies and procedures approved by the board of trustees. While most of the Funds’ investments are not and will not be publicly traded, applicable accounting standards require the Funds to assume as part of the Funds’ valuation process that the Funds’ investments are sold in a principal market to market participants (even if the Funds plan on holding an investment through its maturity) and impairments of the market values or fair market values of the Funds’ investments, even if unrealized, must be reflected in the Funds’ financial statements for the applicable period as unrealized depreciation, which could result in a significant reduction to the Funds’ net asset value for a given period.

Risk Relating To Readily Available Market Price And Recorded At Fair Value In Accordance With Policies And Procedures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A significant portion of the Fund’s investment portfolio does not have, and a significant portion of the Successor Fund’s portfolio will not have, a readily available market price and is and will be recorded at fair value in accordance with policies and procedures approved by the Funds’ board of trustees and, as a result, there is and will be uncertainty as to the value of the Funds’ portfolio investments.

Under the 1940 Act, the Funds are required to carry the Funds’ portfolio investments at market value or, if no market value is ascertainable, at fair value in accordance with policies and procedures approved by the board of trustees. There is not a public market for the securities of certain of the companies in which the Funds invest. Many of the Funds’ investments are not publicly-traded or actively-traded on a secondary market but are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors or are not traded at all. As a result, the Adviser, with oversight from the Funds’ board of trustees, will value these securities quarterly at fair value.

Pursuant to Rule 2a-5 under the 1940 Act, the board has designated the Adviser to perform, subject to board oversight, fair value determinations of the Funds’ investments. Certain factors that may be considered in determining the fair value of the Funds’ investments include dealer quotes for securities traded on the secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to comparable companies, discounted cash flows and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Funds’ determinations of fair value may differ materially from the values that would have been used if a ready market for these securities existed. Due to this uncertainty, the Funds’ fair value determinations may cause the Funds’ net asset value on a given date to materially understate or overstate the value that the Funds may ultimately realize upon the sale of one or more of the Funds’ investments.

Risk Of Funds Are Exposed To Risks Associated With Changes In Interest Rates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds are exposed to risks associated with changes in interest rates.

The Funds are subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Funds’ investments, investment opportunities and cost of capital and, accordingly, may have a material adverse effect on the Funds’ investment objectives, rate of return on invested capital and ability to service the Funds’ debt and make distributions to shareholders. Any reduction in the level of interest rates on new investments relative to interest rates on the Funds’ current investments could also adversely impact the Funds’ net investment income. In addition, an increase in interest rates would make it more expensive to use debt for the Funds’ financing needs, if any.

Each Fund’s investment portfolio primarily consists or will consist, as applicable, of senior secured debt with maturities typically ranging from three to seven years. The longer the duration of these securities, generally, the more susceptible they are to changes in market interest rates. As market interest rates have increased, those securities with a lower yield-at-cost have experienced a mark-to-market unrealized loss. An impairment of the fair market value of the Funds’ investments, even if unrealized, must be reflected in the Funds’ financial statements for the applicable period and may therefore have a material adverse effect on the Funds’ results of operations for that period. A reduction in interest rates may result in both lower interest rates on new investments and higher repayments on current investments with high interest rates, which may have an adverse impact on the Funds’ net investment income and results of operations.

Because the Funds incur indebtedness to make investments, the Funds’ net investment income is dependent, in part, upon the difference between the rate at which the Funds borrow funds or pay interest on outstanding debt securities and the rate at which the Funds invest these funds. The recent increases in interest rates have made it more expensive to use debt to finance the Funds’ investments and to refinance the Fund’s current financing arrangements. In addition, certain of the Fund’s financing arrangements provide for adjustments in the loan interest rate along with changes in market interest rates. Therefore, in periods of rising interest rates, the Funds’ cost of funds will increase, which could materially reduce the Funds’ net investment income. Any reduction in the level of interest rates on new investments relative to interest rates on the Funds’ current investments could also adversely impact the Funds’ net investment income.

The Funds’ have and may continue to structure the majority of the Funds’ debt investments with floating interest rates to position the Funds’ portfolios more favorably for rate increases. However, there can be no assurance that this will successfully mitigate the Funds’ exposure to interest rate risk. For example, in rising interest rate environments, payments under floating rate debt instruments generally will rise and there may be a significant number of issuers of such floating rate debt instruments that will be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, the Funds’ fixed rate investments may decline in value because the fixed rate of interest paid thereunder may be below market interest rates.

Furthermore, because a rise in the general level of interest rates can be expected to lead to higher interest rates applicable to the Funds’ debt investments, an increase in interest rates would make it easier for the Funds to meet or exceed the incentive fee hurdle rate in the investment advisory agreement and may result in a substantial increase of the amount of incentive fees payable to the Adviser with respect to pre-incentive fee net investment income.

Risk Of Covenant Breach By Funds Portfolio Companies May Harm Funds Operating Results [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A covenant breach by the Funds’ portfolio companies may harm the Funds’ operating results.

A portfolio company’s failure to satisfy financial or operating covenants imposed by the Funds or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that the Funds hold. The Funds may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company.

Risk Of Funds Portfolio Companies May Be Highly Leveraged [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds’ portfolio companies may be highly leveraged.

Some of the Funds’ portfolio companies may be highly leveraged, which may have adverse consequences to these companies and to the Funds as an investor. These companies may be subject to restrictive financial and operating covenants and the leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to take advantage of business opportunities may be limited. Further, a leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

Risk Of Funds May Not Realize Gains From Their Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds may not realize gains from their equity investments.

Certain investments that the Funds may make may include equity related securities, such as rights and warrants that may be converted into or exchanged for shares or the cash value of the shares. In addition, the Funds may make direct equity investments in portfolio companies. The equity interests the Funds receive may not appreciate in value and, in fact, may decline in value. Accordingly, the Funds may not be able to realize gains from their equity interests, and any gains that the Funds do realize on the disposition of any equity interests may not be sufficient to offset any other losses the Funds experience. The Funds may also be unable to realize any value if a portfolio company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow the Funds to sell the underlying equity interests. The Funds may be unable to exercise any put rights the Funds acquire which grant the Funds the right to sell their equity securities back to the portfolio company for the consideration provided in the applicable investment documents if the issuer is in financial distress.

Risk Of Lack Of Available Information [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

An investment strategy focused primarily on privately-held companies presents certain challenges, including the lack of available information about these companies.

The Funds’ investments are and are expected to be primarily in privately-held companies. Investments in private companies pose significantly greater risks than investments in public companies. First, private companies have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress. As a result, these companies, which may present greater credit risk than public companies, may be unable to meet the obligations under their debt and equity securities that the Funds hold. Second, the investments themselves often may be illiquid. The securities of most of the companies in which the Funds invest are not publicly-traded or actively-traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors. In addition, such securities may be subject to legal and other restrictions on resale. As such, the Funds may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. In addition, in a restructuring, the Funds may receive substantially different securities than their original investment in a portfolio company, including securities in a different part of the capital structure. These investments may also be difficult to value because little public information generally exists about private companies, requiring an experienced due diligence team to analyze and value the potential portfolio company. Finally, these companies often may not have third-party debt ratings or audited financial statements. The Funds must therefore rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act and other rules and regulations that govern public companies. If the Funds are unable to uncover all material information about these companies, or receive timely information, the Funds may not make a fully informed investment decision, and the Funds may lose money on their investments.

Risk Of Lack Of Liquidity In Certain Of Funds Investments May Adversely Affect Funds Business [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A lack of liquidity in certain of the Funds’ investments may adversely affect the Funds’ business.

The Funds invest in certain companies whose securities are not publicly-traded or actively-traded on the secondary market and are, instead, traded on a privately-negotiated over-the-counter secondary market for institutional investors, and whose securities are subject to legal and other restrictions on resale or are otherwise less liquid than publicly-traded securities. The illiquidity of certain of the Funds’ investments may make it difficult for the Funds to sell these investments when desired. In addition, if the Funds are required to liquidate all or a portion of their portfolio quickly, the Funds may realize significantly less than the value at which the Funds had previously recorded these investments. The reduced liquidity of the Funds’ investments may make it difficult for the Funds to dispose of them at a favorable price or at all, and, as a result, the Funds may suffer losses.

Risk Of Funds May Not Have Funds Or Ability To Make Additional Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds may not have the funds or ability to make additional investments in their portfolio companies.

The Funds may not have the funds or ability to make additional investments in their portfolio companies. After the Funds’ initial investment in a portfolio company, the Funds may be called upon from time to time to provide additional funds to such company or have the opportunity to increase the Funds’ investment through the exercise of a warrant to purchase common stock. There is no assurance that the Funds will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on the Funds’ part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for the Funds to increase their participation in a successful operation or may reduce the expected return on the investment.

Risk Of Prepayments Of Funds Debt Investments By Their Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayments of the Funds’ debt investments by their portfolio companies could adversely impact the Funds’ results of operations and reduce their return on equity.

The Funds are subject to the risk that the investments the Funds make in their portfolio companies may be repaid prior to maturity. When this occurs, the Funds will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid and the Funds could experience significant delays in reinvesting these amounts. Any future investment in a new portfolio company may also be at lower yields than the debt that was repaid. As a result, the Funds’ results of operations could be materially adversely affected if one or more of the Funds’ portfolio companies elect to prepay amounts owed to the Funds. Additionally, prepayments, net of prepayment fees, could negatively impact the Funds’ return on equity.

Risk Of Funds’ Investments May Include Original Issue Discount And Paid In Kind Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds’ investments may include original issue discount and PIK instruments.

The Funds have invested in original issue discount or PIK instruments and intend to continue to do so. To the extent that the Funds invest in original issue discount or PIK instruments and the accretion of original issue discount or PIK interest income constitutes a portion of their income, the Funds will be exposed to risks associated with the requirement to include such non-cash income in taxable and accounting income prior to receipt of cash, including the following:

•	The higher interest rates on PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans;

•	Original issue discount and PIK instruments may have unreliable valuations because the accruals require judgments about collectability of the deferred payments and the value of any associated collateral;

•	An election to defer PIK interest payments by adding them to the principal on such instruments increases the Funds’ future investment income which increases the Funds’ gross assets and, as such, increases the Adviser’s future base management fees which, thus, increases the Adviser’s future income incentive fees at a compounding rate;

•	Market prices of PIK instruments and other zero coupon instruments are affected to a greater extent by interest rate changes, and may be more volatile than instruments that pay interest periodically in cash. While PIK instruments are usually less volatile than zero coupon debt instruments, PIK instruments are generally more volatile than cash pay securities;

•	The deferral of PIK interest on an instrument increases the loan-to-value ratio, which is a measure of the riskiness of a loan, with respect to such instrument;

•	Even if the conditions for income accrual under GAAP are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan;

•	For accounting purposes, cash distributions to investors representing original issue discount income are not derived from paid-in capital, although they may be paid from the offering proceeds. Thus, although a distribution of original issue discount income may come from the cash invested by investors, the 1940 Act does not require that investors be given notice of this fact;

•	Tax legislation requires that certain income be recognized for tax purposes no later than when recognized for financial reporting purposes;

•	The required recognition of PIK interest for U.S federal income tax purposes may have a negative impact on liquidity, as it represents a non-cash component of the Funds’ investment company taxable income that may require cash distributions to shareholders in order to maintain the Funds’ ability to be subject to tax as a RIC; and

•	Original issue discount may create a risk of non-refundable cash payments to the Adviser based on non-cash accruals that may never be realized.

Risk Of Credit Risk, Market Risk, Commodity Risk, Liquidity Risk And Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds may from time to time enter into total return swaps, credit default swaps, fixed priced swaps or other derivative transactions which expose us to certain risks, including credit risk, market risk, commodity risk, liquidity risk and other risks similar to those associated with the use of leverage.

The Funds may from time to time enter into total return swaps, credit default swaps or other derivative transactions that seek to modify or replace the investment performance of a particular reference security or other asset. These transactions are typically individually negotiated, non-standardized agreements between two parties to exchange payments, with payments generally calculated by reference to a notional amount or quantity. Swap contracts and similar derivative contracts are not traded on exchanges; rather, banks and dealers act as principals in these markets. These investments may present risks in excess of those resulting from the referenced security or other asset. Because these transactions are not an acquisition of the referenced security or other asset itself, the investor has no right directly to enforce compliance with the terms of the referenced security or other asset and has no voting or other consensual rights of ownership with respect to the referenced security or other asset. In the event of insolvency of a counterparty, the Funds will be treated as a general creditor of the counterparty and will have no claim of title with respect to the referenced security or other asset.

A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the referenced security or other assets underlying the total return swap during a specified period, in return for periodic payments based on a fixed or variable interest rate.

A total return swap is subject to market risk, liquidity risk and risk of imperfect correlation between the value of the total return swap and the debt obligations underlying the total return swap. In addition, the Funds may incur certain costs in connection with a total return swap that could in the aggregate be significant.

A credit default swap is a contract in which one party buys or sells protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring during a specified period. Generally, if the Funds sell credit protection using a credit default swap, the Funds will receive fixed payments from the swap counterparty and if a credit event occurs with respect to the applicable issuer, the Funds will pay the swap counterparty par for the issuer’s defaulted debt securities and the swap counterparty will deliver the defaulted debt securities to us. Generally, if the Funds buy credit protection using a credit default swap, the Funds will make fixed payments to the counterparty and if a credit event occurs with respect to the applicable issuer, the Funds will deliver the issuer’s defaulted securities underlying the swap to the swap counterparty and the counterparty will pay us par for the defaulted securities. Alternatively, a credit default swap may be cash settled and the buyer of protection would receive the difference between the par value and the market value of the issuer’s defaulted debt securities from the seller of protection.

Credit default swaps are subject to the credit risk of the underlying issuer. If the Funds are selling credit protection, there is a risk that the Funds will not properly assess the risk of the underlying issuer, a credit event will occur and the Funds will have to pay the counterparty. If the Funds are buying credit protection, there is a risk that the Funds will not properly assess the risk of the underlying issuer, no credit event will occur and the Funds will receive no benefit for the premium paid.

A fixed price swap is a contract between two parties in which settlements are made at a specified time based on the difference between the fixed priced specified in the contract and the referenced settlement price. When the referenced settlement price is less than the price specified in the contract, one party receives an amount from the second party based on the price difference multiplied by the volume. Similarly, when the referenced settlement price exceeds the price specified in the contract, one party pays the second party an amount based on the price difference multiplied by the volume.

A fixed price swap is subject to commodity risk of the underlying commodity. If the Funds are purchasing fixed price swaps for oil, there is a risk the fixed price the Funds paid to enter the contract for oil will be more than the price of oil at the specified settlement date, and the Funds will owe the counterparty the difference in price multiplied by the volume of the contracted volume.

A derivative transaction is also subject to the risk that a counterparty will default on its payment obligations thereunder or that the Funds will not be able to meet their obligations to the counterparty. In some cases, the Funds may post collateral to secure their obligations to the counterparty, and the Funds may be required to post additional collateral upon the occurrence of certain events such as a decrease in the value of the reference security or other asset. In some cases, the counterparty may not collateralize any of its obligations to the Funds.

Derivative investments effectively add leverage to a portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. In addition to the risks described above, such arrangements are subject to risks similar to those associated with the use of leverage. See “—Risks Related to Debt Financing.”

Risk Of Funds Have Non Controlling Interest May Involve Risks Specific To Third Party Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds may invest through joint ventures, partnerships or other special purpose vehicles and the Funds’ investments through these vehicles may entail greater risks, and investments in which the Funds have a non-controlling interest may involve risks specific to third-party management of those investments.

The Funds may co-invest with third parties through partnerships, joint ventures or other entities, thereby acquiring jointly-controlled or non-controlling interests in certain investments in conjunction with participation by one or more third parties in such investment. The Funds may have interests or objectives that are inconsistent with those of the third-party partners or co-venturers. Although the Funds may not have full control over these investments, and therefore may have a limited ability to protect their position therein, the Funds expect that the Funds will negotiate appropriate rights to protect their interests. Nevertheless, such investments may involve risks not present in investments where a third party is not involved, including the possibility that a third-party partner or co-venturer may have financial difficulties, resulting in a negative impact on such investment, may have economic or business interests or goals which are inconsistent with the Funds’, or may be in a position to take (or block) action in a manner contrary to the Funds’ investment objectives or the increased possibility of default by, diminished liquidity or insolvency of, the third party, due to a sustained or general economic downturn. Third-party partners or co-venturers may opt to liquidate an investment at a time during which such liquidation is not optimal for the Funds. In addition, the Funds may in certain circumstances be liable for the actions of their third-party partners or co-venturers. In those circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to such investments, including incentive compensation arrangements.

Risk Of Indebtedness To Make Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds incurs indebtedness to make investments, which magnifies the potential for gain or loss on amounts invested in the Funds’ common shares and may increase the risk of investing in the Funds’ common shares.

The use of borrowings and other types of financing, also known as leverage, magnifies the potential for gain or loss on amounts invested and, therefore, increases the risks associated with investing in the Funds’ common shares. When the Funds use leverage to partially finance their investments, through borrowing from banks and other lenders or issuing debt securities, the Funds, and therefore Fund shareholders, will experience increased risks of investing in the Funds’ common shares. Any lenders and debt holders would have fixed dollar claims on the Funds’ assets that are senior to the claims of shareholders. If the value of the Funds’ assets increases, then leverage would cause the net asset value attributable to common shares to increase more sharply than it would have had the Funds not utilized leverage. Conversely, if the value of the Funds’ assets decreases, leverage would cause net asset value to decline more sharply than it otherwise would have had the Funds not utilized leverage. Similarly, any increase in the Funds’ income in excess of interest payable on the Funds’ indebtedness would cause the Funds’ net investment income to increase more than it would without leverage, while any decrease in the Funds’ income would cause net investment income to decline more sharply than it would have had the Funds not utilized leverage. Such a decline could negatively affect the Funds’ ability to make distributions to shareholders. Leverage is generally considered a speculative investment technique.

In addition, the decision to utilize leverage will increase the Funds’ assets and, as a result, will increase the amount of base management fees payable to the Adviser. See “Risks Related to the Adviser and its Respective Affiliates—the Adviser and its affiliates, including the Funds’ officers and some of the Funds’ trustees, face conflicts of interest caused by compensation arrangements with the Funds and their affiliates, which could result in actions that are not in the best interests of the Funds’ shareholders.”

Illustration. The following table illustrates the effect of leverage on returns from an investment in the Funds’ common shares assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $2,003,456,000 in total assets, (ii) a weighted average cost of funds of 7.77%, (iii) $500,000,000 in debt outstanding and (iv) $1,503,456,000 in shareholders’ equity. In order to compute the “Corresponding return to shareholders,” the “Assumed Return on Portfolio (net of expenses)” is multiplied by the assumed total assets to obtain an assumed return to the Funds. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds times the assumed debt outstanding, and the product is subtracted from the assumed return to the Funds in order to determine the return available to shareholders. The return available to shareholders is then divided by shareholders’ equity to determine the “Corresponding return to shareholders.” Actual interest payments may be different.

Assumed Return on Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding return to shareholders	(15.91)%	(9.25)%	(2.59)%	4.08%	10.74%

Similarly, assuming (i) approximately $2,003,456,000 in total assets, (ii) a weighted average cost of funds of approximately 7.77% and (iii) $500,000,000 in debt outstanding, the Funds’ assets would need to yield an annual return (net of expenses) of approximately 1.94% in order to cover the annual interest payments on the Fund’s outstanding debt.

Risk Of Future Debt Financing Arrangements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The agreements governing the Fund’s debt financing arrangement contain, and agreements governing future debt financing arrangements may contain, various covenants which, if not complied with, could have a material adverse effect on the Funds’ ability to meet their investment obligations and to pay distributions to shareholders.

The agreements governing the Fund’s debt financing arrangement contain, and agreements governing future debt financing arrangements may contain, certain financial and operational covenants. These covenants require the Fund and its subsidiaries to, among other things, maintain certain financial ratios, including asset coverage and minimum shareholders’ equity. Compliance with these covenants depends on many factors, some of which are beyond the Funds’ and their subsidiaries’ control. In the event of deterioration in the capital markets and pricing levels subsequent to this period, net unrealized depreciation in the Funds’ and their subsidiaries’ portfolios may increase in the future and could result in non-compliance with certain covenants, or the Funds taking actions which could disrupt the Funds’ business and impact their ability to meet their investment objectives.

There can be no assurance that the Funds and their subsidiaries will continue to comply with the covenants under their financing arrangements. Failure to comply with these covenants could result in a default which, if the Funds and their subsidiaries were unable to obtain a waiver, consent or amendment from the debt holders, could accelerate repayment under any or all of the Fund’s and their subsidiaries’ debt instruments and thereby force the Funds to liquidate investments at a disadvantageous time and/or at a price which could result in losses, or allow the Funds’ lenders to sell assets pledged as collateral under the Funds’ financing arrangements in order to satisfy amounts due thereunder. These occurrences could have a material adverse impact on the Funds’ liquidity, financial condition, results of operations and ability to pay distributions.

Risk Of Funds Will Be Subject To Corporate Level Income Tax [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds will be subject to corporate-level income tax if a Fund is unable to qualify as a RIC under Subchapter M of the Code or to satisfy the RIC Annual Distribution Requirements.

Besides maintaining the Fund’s election to be treated as a BDC under the 1940 Act (or, following the Reorganization, as a closed-end management investment company), in order for the Fund or the Successor Fund, as applicable, to qualify as a RIC under Subchapter M of the Code, such Fund must meet the following annual distribution, income source and asset diversification requirements.

•	The Annual Distribution Requirement will be satisfied if the applicable Fund distributes to its shareholders on an annual basis at least 90% of its net ordinary income (and its net short-term capital gain in excess of net long-term capital loss, if any). The Funds will be subject to a 4% nondeductible U.S. federal excise tax, however, to the extent that a Fund does not satisfy a calendar year distribution requirement. Because the Funds use debt financing, they are subject to certain asset coverage ratio requirements under the 1940 Act and are currently, and may in the future become, subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Funds from making distributions necessary to satisfy the Annual Distribution Requirement of the requirement to avoid excise tax. If the Funds are unable to obtain cash from other sources, the applicable Fund could fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax, or could be subject to income or excise tax on undistributed income.

•	The “90% Income Test” will be satisfied if the applicable Fund earns at least 90% of its gross income for each tax year from dividends, interest, gains from the sale of securities or similar sources.

•	The “Diversification Tests” will be satisfied if the applicable Fund meet certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy these requirements, at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other securities if such securities of any one issuer do not represent more than 5% of the value of such Fund’s assets or more than 10% of the outstanding voting securities of such issuer; and no more than 25% of the value of a Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by the applicable Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the applicable Fund having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of the Funds’ investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

The Funds must satisfy these tests on an ongoing basis in order to maintain RIC tax treatment, and may be required to make distributions to shareholders at times when it would be more advantageous to invest cash in the Funds’ existing or other investments, or when the Funds do not have funds readily available for distribution. Compliance with the RIC tax requirements may hinder the Funds’ ability to operate solely on the basis of maximizing profits and the value of shareholders’ investments. Also, the rules applicable to each Fund’s qualification as a RIC are complex, with many areas of uncertainty. If a Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce such Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions. Such a failure may have a material adverse effect on the Funds and on any investment in the Funds. The Code provides certain forms of relief from RIC disqualification due to failures of the 90% Income Test or any of the Diversification Tests, although there may be additional taxes due in such cases. The Funds cannot assure you that either Fund would qualify for any such relief should such Fund fail either the 90% Income Test or any of the Diversification Tests.

Risk Of Funds’ Investments May Be Subject To Corporate Level Income Tax [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Some of the Funds’ investments may be subject to corporate-level income tax.

The Funds may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes. The Funds may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).

Risk Of Funds May Have Difficulty Paying Their Required Distributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds may have difficulty paying their required distributions if they recognize income before or without receiving cash representing such income.

For U.S. federal income tax purposes, the Funds may be required to recognize taxable income in circumstances in which the Funds do not receive a corresponding payment in cash. For example, the Funds’ investments may include debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or debt obligations that were issued with warrants). To the extent original issue discount or PIK interest constitutes a portion of the Funds’ income, the Funds must include in taxable income each tax year a portion of the original issue discount or PIK interest that accrues over the life of the instrument, regardless of whether cash representing such income is received by the Funds in the same tax year. The Funds may also have to include in income other amounts that they have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. The Funds anticipate that a portion of their income may constitute original issue discounts or other income required to be included in taxable income prior to receipt of cash. Further, the Funds may elect to amortize market discounts and include such amounts in the Funds’ taxable income in the current tax year, instead of upon disposition, as not making the election would limit the Funds’ ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in the Funds’ investment company taxable income for the tax year of the accrual, a Fund may be required to make a distribution to their shareholders in order to satisfy the Annual Distribution Requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Funds may have difficulty meeting the Annual Distribution Requirement necessary to maintain RIC tax treatment under Subchapter M of the Code. The Funds may have to sell some of their investments at times and/or at prices the Funds would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Funds are not able to obtain cash from other sources, the Funds may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax.

Furthermore, the Funds may invest in the equity securities of non-U.S. corporations (or other non-U.S. entities classified as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury regulations as “passive foreign investment companies” and/or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition. In certain circumstances, these rules also could require the Funds to recognize taxable income or gains where the Funds do not receive a corresponding payment in cash and, unless the income and gains are related to the Funds’ business of investing in stocks and securities, all or a portion of such taxable income and gains may not be considered qualifying income for purposes of the 90% Income Test.

Risk Of Funds’ Portfolio Investments May Present Special Tax Issues [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds’ portfolio investments may present special tax issues.

Investments in below-investment grade debt instruments and certain equity securities may present special tax issues for the Funds. U.S. federal income tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless debt in equity securities, how payments received on obligations in default should be allocated between principal and interest income, as well as whether exchanges of debt instruments in a bankruptcy or workout context are taxable. Such matters could cause the Funds to recognize taxable income for U.S. federal income tax purposes, even in the absence of cash or economic gain, and require the Funds to make taxable distributions to shareholders to maintain their RIC status or preclude the imposition of either U.S. federal corporate income or excise taxation.

Additionally, because such taxable income may not be matched by corresponding cash received by the Funds, the Funds may be required to borrow money or dispose of other investments to be able to make distributions to shareholders. These and other issues will be considered by the Funds, to the extent determined necessary, in order that the Funds minimize the level of any U.S. federal income or excise tax that they would otherwise incur.

Risk Of Publicly Offered Regulated Investment Company May Be Taxed [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If the Fund and the Successor Fund do not qualify as a “publicly offered regulated investment company,” as defined in the Code, you may be taxed as though you received a distribution of some of the Funds’ expenses.

A “publicly offered regulated investment company” is a RIC whose shares are either (i) continuously offered pursuant to a public offering, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the tax year. If the Fund or the Successor Fund does not qualify as a publicly offered regulated investment company for any tax year, a noncorporate shareholder’s allocable portion of the applicable Fund’s affected expenses, including management fees, will be treated as an additional distribution to the shareholder and will be deductible by such shareholder only to the extent permitted under the limitations described below. For noncorporate shareholders, including individuals, trusts, and estates, significant limitations generally apply to the deductibility of certain expenses of a non-publicly offered regulated investment company, including management fees. In particular, these expenses, referred to as miscellaneous itemized deductions, are deductible to an individual only to the extent they exceed 2% of such a shareholder’s adjusted gross income for the taxable years after 2025 and are entirely not deductible against gross income before 2026, are not deductible for alternative minimum tax purposes and are subject to the overall limitation on itemized deductions imposed by the Code. Although the Funds believe that the Fund is currently, and the Successor Fund will be, considered a publicly offered regulated investment company, as defined in the Code, and expect to continue to be treated as “publicly offered” following the listing of the Successor Fund’s common shares on the NYSE, there can be no assurance, however, that each Fund will be considered a publicly offered regulated investment company in the future.

Risk Of Legislative Or Regulatory Tax Changes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legislative or regulatory tax changes could adversely affect investors.

At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any of those new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of the Funds or their shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in shares of the Funds or the value or the resale potential of the Funds’ investments.

Risk Of Shareholders Will Have Limited Liquidity And May Not Receive Full Return Of Invested Capital [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s common shares are not listed on an exchange or quoted through a quotation system. Therefore, shareholders will have limited liquidity and may not receive a full return of invested capital upon selling common shares.

The Fund’s common shares are illiquid assets for which there is not a secondary market. While the Successor Fund intends to list its common shares on the NYSE, until such listing, the Successor Fund’s common shares will be illiquid assets for which there will not be a secondary market. There can be no assurance that the listing of Successor Fund’s common shares will occur. If the Reorganization is not approved and/or if the listing does not occur, there can be no assurance that the Fund or the Successor Fund will complete a liquidity event. A liquidity event could include (1) a listing of common shares on a national securities exchange, (2) the sale of all or substantially all of the Funds’ assets either on a complete portfolio basis or individually followed by a liquidation or (3) a merger or another transaction approved by the board of trustees in which shareholders likely will receive cash or shares of a publicly-traded company, including potentially a company that is an affiliate of the Funds.

In addition, any shares repurchased pursuant to a Fund’s share repurchase program, if any, may be purchased at a price which may reflect a discount from the purchase price a shareholder paid for the common shares being repurchased.

Risk Of Funds Are Not Obligated To Complete Liquidity Event By Specified Date [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds are not obligated to complete a liquidity event by a specified date; therefore, it will be difficult for an investor to sell his or her common shares.

While the Fund intends to complete the Reorganization, following which the Successor Fund will seek to list is common shares on a national securities exchange, neither the Fund nor the Successor Fund is obligated to complete a liquidity event by a specified date. A liquidity event could include (1) a listing of common shares on a national securities exchange, (2) the sale of all or substantially all of the Funds’ assets either on a complete portfolio basis or individually followed by a liquidation, or (3) a merger or another transaction approved by the board of trustees in which shareholders likely will receive cash or shares of a publicly-traded company, including potentially a company that is an affiliate of the Funds. However, there can be no assurance that the Fund or the Successor Fund will complete a liquidity event by a specified date or at all. If the Funds do not successfully complete a liquidity event, liquidity for an investor’s common shares will be limited to the Fund’s share repurchase program, if any. The Fund’s share repurchase program is currently suspended. In addition, in the future, the board of trustees may amend, suspend or terminate the share repurchase program upon 30 days’ notice. In March 2020, the Fund’s board of trustees determined to suspend for an indefinite period of time the Fund’s share repurchase program and will reassess the Fund’s ability to recommence such program in future periods. The Fund will notify shareholders of such developments (1) in a period report to shareholders or (2) by means of a separate mailing to shareholders, accompanied by disclosure in a current or periodic report under the Exchange Act. In addition, although the Fund has adopted a share repurchase program generally, the Fund has discretion to not repurchase common shares, to suspend the share repurchase program and to cease repurchases. Further, the share repurchase program has many limitations and should not be relied upon as a method to sell common shares promptly or at a desired price. The Fund’s distribution reinvestment plan was terminated effective September 15, 2023.

Risk Of Funds Share Repurchase Program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Only a limited number of common shares may be repurchased pursuant to the Fund’s share repurchase program, if any, and, to the extent shareholders are able to sell the Fund’s common shares under the Fund’s share repurchase program, shareholders may not be able to recover the amount of their investment in those shares.

The Fund’s share repurchase program includes numerous restrictions that limit shareholders’ ability to sell their common shares. Historically, the Fund limited the number of common shares repurchased pursuant to the Fund’s share repurchase program as follows: (1) the Fund limited the number of common shares to be repurchased during any calendar year to the number of common shares the Fund could repurchase with the proceeds received from the issuance of common shares under the Fund’s distribution reinvestment plan, although at the discretion of the Fund’s board of trustees, the Fund could also use cash on hand, cash available from borrowings and cash from the liquidation of securities investments as of the end of the applicable period to repurchase common shares; (2) the Fund limited the number of common shares to be repurchased in any calendar year to 10% of the weighted average number of common shares outstanding in the prior calendar year, or 2.5% in each calendar quarter (though the actual number of common shares that the Fund offered to repurchase could be less in light of the limitations noted above); (3) unless shareholders tendered all of their common shares, shareholders must tender at least 25% of the number of common shares they have purchased and generally must maintain a minimum balance of $5,000 subsequent to submitting a portion of their common shares for repurchase by the Fund; and (4) to the extent that the number of common shares tendered for repurchase exceeded the number of common shares that the Fund was able to repurchase, the Fund would repurchase common shares on a pro rata basis, not on a first-come, first-served basis. Furthermore, the maximum number of common shares to be repurchased for any repurchase offer could further be limited by the terms of the Fund’s financing arrangements. In addition to the historical limitations described above, which the Funds intend to apply in the future, the Funds will have no obligation to repurchase common shares if the repurchase would violate the restrictions on distributions under federal law or Delaware law, which prohibits distributions that would cause a trust to fail to meet statutory tests of solvency. Any of the foregoing limitations may prevent the Funds from accommodating all repurchase requests made in any year.

The Fund’s share repurchase program is currently suspended. In addition, in the future, the board of trustees may amend, suspend or terminate the share repurchase program upon 30 days’ notice. In March 2020, the Fund’s board of trustees determined to suspend for an indefinite period of time the Fund’s share repurchase program and will reassess the Fund’s ability to recommence such program in future periods. The Fund will notify shareholders of such developments (1) in a period report to shareholders or (2) by means of a separate mailing to shareholders, accompanied by disclosure in a current or periodic report under the Exchange Act. In addition, although the Fund has adopted a share repurchase program generally, the Fund has discretion to not repurchase common shares, to suspend the share repurchase program and to cease repurchases. Further, the share repurchase program has many limitations and should not be relied upon as a method to sell common shares promptly or at a desired price. The Fund’s distribution reinvestment plan was terminated effective September 15, 2023.

If the Reorganization is completed but the listing does not occur, there can be no assurance that the Successor Fund will adopt a share repurchase program or, if the Successor Fund does adopt a share repurchase program, what the terms of such program will be. If the Reorganization does not occur, the Board will reassess whether to maintain the suspension of the Predecessor Fund’s share repurchase program or whether to recommence the share repurchase program.

Risk Of Investors In Funds Common Shares May Not Receive Distributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There is a risk that investors in the Funds’ common shares may not receive distributions or that the Funds’ distributions may not grow over time.

The Funds cannot assure shareholders that the Funds will achieve investment results that will allow us to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Funds’ board of trustees and will depend on their earnings, net investment income, financial condition, maintenance of the Funds’ RIC status, compliance with applicable BDC regulations, in the case of the Fund, and such other factors as the Funds’ board of trustees may deem relevant from time to time. In addition, due to the asset coverage test applicable to the Fund as a BDC, the Fund may be limited in its ability to make distributions.

Risk Of Return Of Capital To Shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds’ distribution proceeds may exceed earnings. Therefore, portions of the distributions that the Funds may make may represent a return of capital to shareholders, which lowers their tax basis in their common shares.

The Funds may pay all or a substantial portion of their distributions from the proceeds of the continuous public offering of common shares or from borrowings in anticipation of future cash flow, which may constitute a return of shareholders’ capital and will lower such shareholders’ tax basis in their common shares. For instance, the Funds expect a portion of the enhanced distributions expected to be paid to shareholders until the achievement of a long-term liquidity event may represent a return of capital to shareholders. A return of capital generally is a return of a shareholder’s investment rather than a return of earnings or gains derived from the Funds’ investment activities and will be made after deducting the fees and expenses payable in connection with the offering, including any fees payable to the Adviser. Moreover, a return of capital will generally not be taxable, but will reduce each shareholder’s cost basis in their common shares, and will result in a higher reported capital gain or lower reported capital loss when the common shares on which such return of capital was received are sold.

Risk Of Funds May Pay Distributions From Borrowings Or Sale Of Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds may pay distributions from borrowings or the sale of assets to the extent the Funds’ cash flows from operations, net investment income or earnings are not sufficient to fund declared distributions.

The Funds may fund distributions from the uninvested proceeds of the continuous public offering of common shares and borrowings, and the Funds have not established limits on the amount of funds the Funds may use from such sources to make any such distributions. The Funds have paid and may continue to pay distributions from the sale of assets to the extent distributions exceed the Funds’ earnings or cash flows from operations.

Risk Of Timing Of Funds Repurchase Offers Pursuant To Its Share Repurchase Programs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The timing of the Fund’s repurchase offers pursuant to its share repurchase programs, if any, may be at a time that is disadvantageous to shareholders.

If and when the Fund make quarterly repurchase offers pursuant to its share repurchase program, the Fund may offer to repurchase common shares at a price that is lower than the price that investors paid for common shares in the applicable offering. As a result, to the extent investors have the ability to sell their common shares to the Fund as part of the Fund’s share repurchase program, the price at which an investor may sell common shares may be lower than what an investor paid in connection with the purchase of common shares in the applicable offering.

In addition, in the event an investor chooses to participate in the Fund’s share repurchase program, the investor will be required to provide the Fund with notice of intent to participate prior to knowing what the repurchase price will be on the repurchase date. Although an investor will have the ability to withdraw a repurchase request prior to the expiration date of such tender offer, to the extent an investor seeks to sell common shares to the Fund as part of the Fund’s share repurchase programs, the investor will be required to do so without knowledge of what the repurchase price of the common shares will be on the repurchase date.

The Fund’s share repurchase program is currently suspended. In March 2020, the Board determined to suspend for an indefinite period of time the Fund’s share repurchase program and will reassess our ability to recommence such program in future periods. The Fund expects the quarterly tender offers to remain suspended until the listing. If the Reorganization is completed but the listing does not occur, there can be no assurance that the Successor Fund will adopt a share repurchase program or, if the Successor Fund does adopt a share repurchase program, what the terms of such program will be. If the Reorganization does not occur, the Board will reassess whether to maintain the suspension of the Predecessor Fund’s share repurchase program or whether to recommence the share repurchase program.

Risk Of Reduce Overall Value Of Investment In Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A shareholder’s interest in the Funds will be diluted if the Funds issue additional common shares, which could reduce the overall value of an investment in the Funds.

The Funds’ investors do not have preemptive rights to any common shares the Funds issue in the future. The Fund’s declaration of trust authorizes the Fund to issue 700,000,000 common shares. Pursuant to the Fund’s declaration of trust, a majority of the Fund’s entire board of trustees may amend the Fund’s declaration of trust to increase the number of authorized common shares without shareholder approval. The Successor Fund’s declaration of trust authorizes the Successor Fund to issue an unlimited number of common shares. After an investor purchases common shares, the board of trustees may elect to sell additional common shares in the future, issue equity interests in private offerings or issue share-based awards to the Funds’ independent trustees or employees of the Adviser. To the extent the Funds issue additional equity interests after an investor purchases common shares, an investor’s percentage ownership interest in the Funds will be diluted. In addition, depending upon the terms and pricing of any additional offerings and the value of the Funds’ investments, an investor may also experience dilution in the book value and fair value of their common shares.

Risk Of Takeover Attempts And Have Adverse Impact On Value Of Funds Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Certain provisions of the Funds’ respective declarations of trust and bylaws could deter takeover attempts and have an adverse impact on the value of the Funds’ common shares.

The Funds’ respective declarations of trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire the Funds. The Funds’ respective board of trustees may, without shareholder action, authorize the issuance of shares in one or more classes or series, including preferred shares; and the Fund’s board of trustees may, without shareholder action, amend the Fund’s declaration of trust to increase the number of the Fund’s common shares, of any class or series, that the Fund has authority to issue. In addition, a trustee of the Fund may be removed only by vote of at least two-thirds of the votes entitled to be cast, while a trustee of the Successor Fund may be removed only by a vote of at least two-thirds of the Continuing Trustees followed by a vote of the holders of at least three-fourths of the outstanding shares of the Successor Fund. These anti-takeover provisions may inhibit a change of control in circumstances that could give the holders of the Funds’ common shares the opportunity to realize a premium over the value of the Funds’ common shares.

Risk Of Future Disruptions Or Instability In Capital Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Future disruptions or instability in capital markets could negatively impact the valuation of the Funds’ investments and the Funds’ ability to raise capital.

From time to time, the global capital markets may experience periods of disruption and instability, which could be prolonged and which could materially and adversely impact the broader financial and credit markets, have a negative impact on the valuations of the Funds’ investments and reduce the availability to us of debt and equity capital. For example, between 2008 and 2009, instability in the global capital markets resulted in disruptions in liquidity in the debt capital markets, significant write-offs in the financial services sector, the re-pricing of credit risk in the broadly syndicated credit market and the failure of major domestic and international financial institutions. In particular, the financial services sector was negatively impacted by significant write-offs as the value of the assets held by financial firms declined, impairing their capital positions and abilities to lend and invest. While market conditions have recovered from the events of 2008 and 2009, there have been continuing periods of volatility. For example, continued uncertainty surrounding the negotiation of trade deals between Britain and the European Union following the United Kingdom’s exit from the European Union and uncertainty between the United States and other countries with respect to trade policies, treaties, and tariffs, among other factors, have caused disruption in the global markets. There can be no assurance that market conditions will not worsen in the future.

While most of the Funds’ investments are not publicly traded, applicable accounting standards require us to assume as part of the Funds’ valuation process that the Funds’ investments are sold in a principal market to market participants (even if the Funds plan on holding an investment through its maturity) and impairments of the market values or fair market values of the Funds’ investments, even if unrealized, must be reflected in the Funds’ financial statements for the applicable period, which could result in significant reductions to the Funds’ net asset value for the period. With certain limited exceptions, the Funds are only allowed to borrow amounts or issue debt securities if asset coverage, as calculated pursuant to the 1940 Act, meets the applicable 1940 Act requirements. Equity capital may also be difficult to raise during periods of adverse or volatile market conditions because, subject to some limited exceptions, as a BDC or registered closed-end fund, as applicable, the Funds are generally not able to issue additional common shares at a price less than net asset value without first obtaining approval for such issuance from shareholders and the independent trustees. If the Funds are unable to raise capital or refinance existing debt on acceptable terms, then the Funds may be limited in the Funds’ ability to make new commitments or to fund existing commitments to the Funds’ portfolio companies. Significant changes in the capital markets may also affect the pace of the Funds’ investment activity and the potential for liquidity events involving the Funds’ investments. Thus, the illiquidity of the Funds’ investments may make it difficult for us to sell such investments to access capital if required, and as a result, the Funds could realize significantly less than the value at which the Funds have recorded the Funds’ investments if the Funds were required to sell them for liquidity purposes.

Risk Of Future Economic Recessions Or Downturns [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Future economic recessions or downturns could impair the Funds’ portfolio companies and harm the Funds’ operating results.

Many of the Funds’ portfolio companies may be susceptible to economic slowdowns or recessions and may be unable to repay the Funds’ loans or meet other obligations during these periods. Therefore, the Funds’ non-performing assets are likely to increase, and the value of the Funds’ portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing the Funds’ debt investments and the value of the Funds’ equity investments. Economic slowdowns or recessions could lead to losses of value in the Funds’ portfolio and a decrease in the Funds’ revenues, net income, net worth and assets. Unfavorable economic conditions also could increase the Funds’ funding costs, limit the Funds’ access to the capital markets or result in a decision by lenders not to extend credit to us on terms the Funds deem acceptable. These events could prevent us from increasing investments and harm the Funds’ operating results. Economic downturns or recessions may also result in a portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders. This could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its assets representing collateral for its obligations, which could trigger cross defaults under other agreements and jeopardize the Funds’ portfolio company’s ability to meet its obligations under the debt that the Funds hold and the value of any equity securities the Funds own. The Funds may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio company. In addition, if one of the Funds’ portfolio companies were to go bankrupt, even though the Funds may have structured the Funds’ interest as senior debt or preferred equity, depending on the facts and circumstances, including the extent to which the Fund actually provided managerial assistance to that portfolio company, a bankruptcy court might recharacterize the Funds’ debt or equity holding and subordinate all or a portion of the Funds’ claim to those of other creditors.

Risk Of Events Outside Of Funds Control Including Public Health Crises [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Events outside of the Funds’ control, including public health crises, could negatively affect the Funds’ portfolio companies and the Funds’ results of operations.

Periods of market volatility have occurred and could continue to occur in response to pandemics or other events outside of the Funds’ control. The Funds, the Adviser, and the portfolio companies in which the Funds invest in could be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, such as acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, labor strikes, major plant breakdowns, pipeline or electricity line ruptures, failure of technology, defective design and construction, accidents, demographic changes, government macroeconomic policies, social instability, etc.). Some force majeure events could adversely affect the ability of a party (including us, the Adviser, a portfolio company or a counterparty to us, the Adviser, or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, force majeure events, such as the cessation of the operation of equipment for repair or upgrade, could similarly lead to the unavailability of essential equipment and technologies. These risks could, among other effects, adversely impact the cash flows available from a portfolio company, cause personal injury or loss of life, including to a senior manager of the Adviser or its affiliates, damage property, or instigate disruptions of service. In addition, the cost to a portfolio company or us of repairing or replacing damaged assets resulting from such force majeure event could be considerable. It will not be possible to insure against all such events, and insurance proceeds received, if any, could be inadequate to completely or even partially cover any loss of revenues or investments, any increases in operating and maintenance expenses, or any replacements or rehabilitation of property. Certain events causing catastrophic loss could be either uninsurable, or insurable at such high rates as to adversely impact us, the Adviser, or portfolio companies, as applicable. Force majeure events that are incapable of or are too costly to cure could have permanent adverse effects. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Funds invest or the Funds’ portfolio companies operate specifically. Such force majeure events could result in or coincide with: increased volatility in the global securities, derivatives and currency markets; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprise; greater governmental involvement in the economy or in social factors that impact the economy; less governmental regulation and supervision of the securities markets and market participants and decreased monitoring of the markets by governments or self-regulatory organizations and reduced enforcement of regulations; limited, or limitations on, the activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on credit and securities markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

Risk Of Operating In Period Of Capital Markets Disruption And Economic Uncertainty [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Funds are currently operating in a period of capital markets disruption and economic uncertainty.

The success of the Funds’ activities is affected by general economic and market conditions, including, among others, interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and trade barriers. These factors could affect the level and volatility of securities prices and the liquidity of the Funds’ investments. Volatility or illiquidity could impair the Funds’ profitability or result in losses. These factors also could adversely affect the availability or cost of the Funds’ leverage, which would result in lower returns. In addition, the U.S. capital markets have experienced extreme volatility and disruption including certain regional bank failures, and an inflationary economic environment. Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets.

These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Funds’ business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Funds’ funding costs, limit the Funds’ access to the capital markets or result in a decision by lenders not to extend credit to us. These events have limited and could continue to limit the Funds’ investment originations, limit the Funds’ ability to grow and have a material negative impact on the Funds’ operating results and the fair values of the Funds’ debt and equity investments.

Risk Of Capital Market Disruption And Instability Continues For Extended Period Of Time [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If a period of capital market disruption and instability continues for an extended period of time, there is a risk that investors in the Funds’ equity securities may not receive distributions consistent with historical levels or at all or that the Funds’ distributions may not grow over time and a portion of the Funds’ distributions may be a return of capital.

In the past, the Funds’ board of trustees has suspended declaring regular cash distributions to shareholders until such time that the Funds’ board of trustees and the Adviser believe that market conditions and the Funds’ financial condition support the resumption of such distributions. The Funds’ future ability to pay regular distributions consistent with the Funds’ historical range or to pay distributions fully in cash rather than in common shares might be adversely affected by the impact of one or more of the risk factors described herein. If the Funds are unable to satisfy the asset coverage test applicable to us under the 1940 Act as a business development company or if the Funds violate certain covenants under the Funds’ existing or future credit facilities or other leverage, the Funds may also be limited in the Funds’ ability to make distributions. If the Funds declare a distribution and if more shareholders opt to receive cash distributions rather than participate in the Funds’ dividend reinvestment plan, the Funds may be forced to sell some of the Funds’ investments in order to make cash distribution payments. To the extent the Funds make distributions to shareholders that include a return of capital, such portion of the distribution essentially constitutes a return of the shareholder’s investment. Although such return of capital may not be taxable, such distributions would generally decrease a shareholder’s basis in the Funds’ common shares and may therefore increase such shareholder’s tax liability for capital gains upon the future sale of such shares. A return of capital distribution may cause a shareholder to recognize a capital gain from the sale of the Funds’ common shares even if the shareholder sells its shares for less than the original purchase price.

Risk Of Uncertainty About Federal Government Initiatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertainty about federal government initiatives could negatively impact the Funds’ business, financial condition and results of operations.

There is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events, including the 2024 U.S. presidential election, have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. The presidential administration’s changes to U.S. policy may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Funds cannot predict the impact, if any, of these changes to the Funds’ business, they could adversely affect the Funds’ business, financial condition, operating results and cash flows. Until the Funds know what policy changes are made and how those changes impact the Funds’ business and the business of the Funds’ competitors over the long term, the Funds will not know if, overall, the Funds will benefit from them or be negatively affected by them.

Risk Of Global Economic, Political And Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Global economic, political and market conditions may adversely affect the Funds’ business, results of operations and financial condition.

The current global financial market situation, as well as various social and political tensions in the United States and around the world (including the current conflict in Ukraine and Russia and the conflicts in the Middle East) may contribute to increased market volatility, may have long-term effects on the United States and worldwide financial markets and may cause economic uncertainties or deterioration in the U.S. and worldwide. For example, the impact of downgrades by rating agencies to the U.S. government’s sovereign credit rating or its perceived creditworthiness as well as potential government shutdowns and uncertainty surrounding transfers of power could adversely affect the U.S. and global financial markets and economic conditions. Since 2010, several EU countries have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is ongoing concern about national-level support for the Euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union member countries. In addition, the fiscal policy of foreign nations, such as Russia and China, may have a severe impact on the worldwide and U.S. financial markets. The U.K.’s decision to leave the EU (the so-called “Brexit”) led to volatility in global financial markets. The longer term economic, legal, political and social implications of Brexit remain unclear. Brexit has led to ongoing political and economic uncertainty and periods of increased volatility in both the U.K. and in wider European markets for some time. Brexit could lead to calls for similar referendums in other European jurisdictions, which could cause increased economic volatility in the European and global markets. This mid- to long-term uncertainty could have adverse effects on the economy generally and on the Funds’ ability to earn attractive returns. In particular, currency volatility could mean that the Funds’ returns are adversely affected by market movements and could make it more difficult, or more expensive, for us to execute prudent currency hedging policies. Potential decline in the value of the British Pound and/or the Euro against other currencies, along with the potential further downgrading of the U.K.’s sovereign credit rating, could also have an impact on the performance of certain investments made in the U.K. or Europe.

The ongoing invasion of Ukraine by Russia and related sanctions have increased global political and economic uncertainty. Because Russia is a major exporter of oil and natural gas, the invasion and related economic sanctions have reduced the supply, and increased the price, of energy, which has a material effect on inflation and may continue to exacerbate ongoing supply chain issues. There is also the ongoing risk of retaliatory actions by Russia against countries which have enacted sanctions, including cyberattacks against financial and governmental institutions, which could result in business disruptions and further economic turbulence. Although the Funds have no direct exposure to Russia or Ukraine, the broader consequences of the invasion may have a material adverse impact on the Funds’ portfolio and the value of an investment in us. Moreover, sanctions and export control laws and regulations are complex, frequently changing, and increasing in number, and they may impose additional legal compliance costs or business risks associated with the Funds’ operations.

Similarly, conflicts in the Middle East, including the conflict between Israel and Hamas, could have a negative impact on the economy and business activity globally, and therefore could adversely impact the performance of the Funds’ investments. The severity and duration of any such conflict and its future impact on global economic and market conditions (including, for example, oil prices and/or the shipping industry) are impossible to predict, and as a result, present material uncertainty and risk with respect to us, the performance of the Funds’ investments and operations, and the Funds’ ability to achieve the Funds’ investment objectives. Similar risks exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in the Middle East or the immediate surrounding areas.

The Adviser’s financial condition may be adversely affected by a significant general economic downturn and it may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on the Adviser’s businesses and operations (including ours). A recession, slowdown and/or sustained downturn in the global economy (or any particular segment thereof) could have a pronounced impact on us and could adversely affect the Funds’ profitability, impede the ability of us and/or the Funds’ portfolio companies to perform under or refinance their existing obligations and impair the Funds’ ability to effectively deploy the Funds’ capital or realize its investments on favorable terms.

Any of the foregoing events could result in substantial or total losses to us in respect of certain investments, which losses will likely be exacerbated by the presence of leverage in a portfolio company’s capital structure.

Risk Of Changes To United States Tariff And Import Export Regulations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes to United States tariff and import/export regulations may have a negative effect on the Funds’ portfolio companies.

There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the Funds’ portfolio companies’ access to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on the Funds’ business, financial condition and results of operations.

Economic Sanction Laws In United States And Other Jurisdictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic sanction laws in the United States and other jurisdictions may prohibit us and the Funds’ affiliates from transacting with certain countries, individuals and companies.

Economic sanction laws in the United States and other jurisdictions may prohibit us or the Funds’ affiliates from transacting with certain countries, individuals and companies. In the United States, the U.S. Department of the Treasury’s Office of Foreign Assets Control administers and enforces laws, executive orders and regulations establishing U.S. economic and trade sanctions, which prohibit, among other things, transactions with, and the provision of services to, certain non-U.S. countries, territories, entities and individuals. These types of sanctions may significantly restrict or completely prohibit investment activities in certain jurisdictions, and if the Funds, the Funds’ portfolio companies or other issuers in which the Funds invest were to violate any such laws or regulations, the Funds may face significant legal and monetary penalties.

The Foreign Corrupt Practices Act, or FCPA, and other anti-corruption laws and regulations, as well as anti-boycott regulations, may also apply to and restrict the Funds’ activities, the Funds’ portfolio companies and other issuers of the Funds’ investments. If an issuer or the Funds were to violate any such laws or regulations, such issuer or the Funds may face significant legal and monetary penalties. The U.S. government has indicated that it is particularly focused on FCPA enforcement, which may increase the risk that an issuer or the Funds become the subject of such actual or threatened enforcement. In addition, certain commentators have suggested that private investment firms and the funds that they manage may face increased scrutiny and/or liability with respect to the activities of their underlying portfolio companies. As such, a violation of the FCPA or other applicable regulations by us or an issuer of the Funds’ portfolio investments could have a material adverse effect on us. The Funds are committed to complying with the FCPA and other anti-corruption laws and regulations, as well as anti-boycott regulations, to which it is subject. As a result, the Funds may be adversely affected because of its unwillingness to enter into transactions that violate any such laws or regulations

Fund [Member]
Fee Table [Abstract]
Sales Load [Percent]	[4]	0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[5],[6]	2.28%
Interest Expenses on Borrowings [Percent]	[5],[7]	2.31%
Incentive Fees [Percent]	[5]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[5],[8]	0.00%
Other Annual Expense 2 [Percent]	[5],[9]	0.00%
Other Annual Expense 3 [Percent]	[5],[10]	1.10%
Total Annual Expenses [Percent]	[5]	5.69%
Waivers and Reimbursements of Fees [Percent]	[5]	0.00%
Net Expense over Assets [Percent]	[5]	5.69%
Expense Example, Year 01		$ 57
Expense Example, Years 1 to 3		169
Expense Example, Years 1 to 5		280
Expense Example, Years 1 to 10		$ 550
Pro Forma Successor Fund (Pre-listing) [Member]
Fee Table [Abstract]
Sales Load [Percent]	[4]	0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[5],[11],[12]	2.45%
Interest Expenses on Borrowings [Percent]	[5],[7]	3.05%
Incentive Fees [Percent]	[5]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[5],[13]	0.00%
Other Annual Expense 2 [Percent]	[5],[14]	0.00%
Other Annual Expense 3 [Percent]	[5],[10]	1.10%
Total Annual Expenses [Percent]	[5]	6.60%
Waivers and Reimbursements of Fees [Percent]	[5]	0.00%
Net Expense over Assets [Percent]	[5]	6.60%
Expense Example, Year 01		$ 66
Expense Example, Years 1 to 3		193
Expense Example, Years 1 to 5		317
Expense Example, Years 1 to 10		$ 610
Pro Forma Successor Fund (Post-listing) [Member]
Fee Table [Abstract]
Sales Load [Percent]	[4]	0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[5],[15]	2.10%
Interest Expenses on Borrowings [Percent]	[5],[7]	3.05%
Incentive Fees [Percent]	[5],[16]	(0.87%)
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[5],[13]	0.00%
Other Annual Expense 2 [Percent]	[5],[17]	1.81%
Other Annual Expense 3 [Percent]	[5],[10]	1.10%
Total Annual Expenses [Percent]	[5]	8.06%
Waivers and Reimbursements of Fees [Percent]	[5],[18]	(0.21%)
Net Expense over Assets [Percent]	[5]	6.98%
Expense Example, Year 01		$ 60
Expense Example, Years 1 to 3		178
Expense Example, Years 1 to 5		294
Expense Example, Years 1 to 10		$ 574

[1]	Total amount of each class of senior securities outstanding at the end of the year presented.
[2]	Asset coverage per unit is the ratio of the carrying value of the Fund’s total consolidated assets, less liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness. All prior period ratios have been updated to conform with this current presentation.
[3]	Per share data may be rounded in order to recompute the ending net asset value per share.
[4]	No sales load will be charged in connection with the issuance of the Successor Fund Shares as part of the Reorganization. Common shares will not be available for purchase from the Successor Fund but, once listed, may be purchased on the NYSE through a broker-dealer subject to individually negotiated commission rates. Common shares purchased in the secondary market may be subject to brokerage commissions or other charges.
[5]	Assumes leverage in the amount of 23% of gross assets of the Fund and 29% of gross assets of the Successor Fund.
[6]	The Fund pays the Adviser an annual fee, payable quarterly, in an annual amount equal to 1.75% of the Fund’s average weekly gross assets. Common shareholders bear the portion of the investment management fee attributable to the assets purchased with the proceeds of leverage, which means that common shareholders effectively bear the entire management fee.
[7]	The Fund currently utilizes leverage in the form of borrowings and debt securities. Although the Fund is permitted to utilize borrowings to the maximum extent permitted under the 1940 Act, as of December 31, 2024, the Fund had outstanding borrowings of $500 million, which represented 23% of the Fund’s gross assets and the pro forma Successor Fund would have had outstanding borrowings of approximately $622,503,000, which would have represented 29% of the Successor Fund’s gross assets.
[8]	Pursuant to the terms of the Fund Advisory Agreement, the incentive fee on capital gains is determined and payable in arrears as of the end of each calendar year (or upon termination of such agreement). Such fee equals 20.0% of the Fund’s “incentive fee capital gains,” which are the Fund’s realized capital gains on a cumulative basis from inception, calculated as of the end of the applicable period, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid incentive fees on capital gains. The Fund accrues for the incentive fee on capital gains, which, if earned, are paid annually. The Fund accrues the incentive fee on capital gains based on net realized and unrealized gains; however, the fee payable to the Adviser is based on realized gains and no such fee is payable with respect to unrealized gains unless and until such gains are actually realized.
[9]	The Adviser may also be entitled to receive from the Fund a subordinated incentive fee on income. The subordinated incentive fee on income under the Fund Advisory Agreement is calculated and payable quarterly in arrears and equals 20.0% of the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter subject to a hurdle rate, expressed as a rate of return on adjusted capital, equal to 1.625% per quarter, or an annualized hurdle rate of 6.5%. As a result, the Adviser will not earn this incentive fee for any quarter until the Fund’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.625%. For purposes of this fee, “adjusted capital” means cumulative gross proceeds generated from sales of the Fund’s common shares (including proceeds from its distribution reinvestment plan) reduced for distributions from non-liquidating dispositions of the Fund’s investments paid to shareholders and amounts paid for share repurchases pursuant to the Fund’s share repurchase program. Once the Fund’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, the Adviser will be entitled to a “catch-up” fee equal to the amount of the Fund’s pre-incentive fee net investment income in excess of the hurdle rate, until the Fund’s pre-incentive fee net investment income for such quarter equals 2.031%, or 8.125% annually, of adjusted capital. This “catch-up” feature will allow the Adviser to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, the Adviser will be entitled to receive 20.0% of the Fund’s pre-incentive fee net investment income.
[10]	“Other expenses” are estimated based upon those incurred by the Fund during the fiscal year ended December 31, 2024. Other expenses do not include expenses related to realized or unrealized investment gains or losses.
[11]	Following the Reorganization, but prior to the Listing Date, the Successor Fund’s base management fee as a percentage of net assets attributable to common shares will be higher than the Fund’s as a result of the Successor Fund’s greater ability to utilize leverage, which will increase the Successor Fund’s gross assets relative to the Fund’s.
[12]	For each quarter ending prior to the Listing Date, the Successor Fund will pay the Adviser an annual fee, payable quarterly, in an annual amount equal to 1.75% of the Successor Fund’s average daily gross assets. Common shareholders bear the portion of the investment management fee attributable to the assets purchased with the proceeds of leverage, which means that common shareholders effectively bear the entire management fee.
[13]	The Successor Fund does not pay an incentive fee on capital gains.
[14]	Pursuant to the terms of the Successor Fund Investment Advisory Agreement, the Adviser may be entitled to receive an incentive fee on income. For any quarter ending prior to the Listing Date, the incentive fee on income is calculated and payable quarterly in arrears and equals 20.0% of the Successor Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter subject to a hurdle rate, expressed as a rate of return on adjusted capital, equal to 1.625% per quarter, or an annualized hurdle rate of 6.5%. As a result, the Adviser will not earn this incentive fee for any quarter until the Successor Fund’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.625%. For purposes of this fee, “adjusted capital” means cumulative gross proceeds generated from sales of common shares by the Successor Fund (or the Fund as the predecessor of the Successor Fund) (including proceeds from its distribution reinvestment plan) reduced for distributions from non-liquidating dispositions of the Successor Fund’s (or the Fund’s as the predecessor of the Successor Fund) investments paid to shareholders and amounts paid for share repurchases pursuant to the Successor Fund’s (or the Fund’s as the predecessor of the Successor Fund) share repurchase program. Once the Successor Fund’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, the Adviser will be entitled to a “catch-up” fee equal to the amount of the Successor Fund’s pre-incentive fee net investment income in excess of the hurdle rate, until the Successor Fund’s pre-incentive fee net investment income for such quarter equals 2.031%, or 8.125% annually, of adjusted capital. This “catch-up” feature will allow the Adviser to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, the Adviser will be entitled to receive 20.0% of the Successor Fund’s pre-incentive fee net investment income.
[15]	For each quarter ending after the Listing Date, the Successor Fund will pay the Adviser an annual fee, payable quarterly, in an annual amount equal to 1.50% of the Successor Fund’s average daily gross assets. Common shareholders bear the portion of the investment management fee attributable to the assets purchased with the proceeds of leverage, which means that common shareholders effectively bear the entire management fee.
[16]	Effective on the Listing Date and for so long as the Successor Fund is a registered closed-end fund, the Adviser has contractually agreed to waive a portion of the Successor Fund’s incentive fee. After giving effect to such fee waiver, the incentive fee on income will be calculated and payable quarterly in arrears and equals 10.00% of the Successor Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter subject to a hurdle rate, expressed as a rate of return on net assets, equal to 1.5% per quarter, or an annualized hurdle rate of 6.0%. As a result, the Adviser will not earn this incentive fee for any quarter until the Successor Fund’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.5%. Once the Successor Fund’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, the Adviser will be entitled to a “catch-up” fee equal to the amount of the Successor Fund’s pre-incentive fee net investment income in excess of the hurdle rate, until the Successor Fund’s pre-incentive fee net investment income for such quarter equals 1.667%, or 6.667% annually, of net assets. This “catch-up” feature will allow the Adviser to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, the Adviser will be entitled to receive 10.00% of the Successor Fund’s pre-incentive fee net investment income. Amounts waived by the Adviser will not be subject to recoupment from the Successor Fund.
[17]	Pursuant to the terms of the Successor Fund Investment Advisory Agreement, for any quarter ending after the Listing Date, the incentive fee on income is calculated and payable quarterly in arrears and equals 20.0% of the Successor Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter subject to a hurdle rate, expressed as a rate of return on net assets, equal to 1.5% per quarter, or an annualized hurdle rate of 6.0%. As a result, the Adviser will not earn this incentive fee for any quarter until the Successor Fund’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.5%. Once the Successor Fund’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, the Adviser will be entitled to a “catch-up” fee equal to the amount of the Successor Fund’s pre-incentive fee net investment income in excess of the hurdle rate, until the Successor Fund’s pre-incentive fee net investment income for such quarter equals 1.875%, or 7.5% annually, of net assets. This “catch-up” feature will allow the Adviser to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, the Adviser will be entitled to receive 20.0% of the Successor Fund’s pre-incentive fee net investment income.
[18]	Effective on the Listing Date and for so long as the Successor Fund is a registered closed-end fund, the Adviser has contractually agreed to waive a portion of the Successor Fund’s base management fee such that the base management fee shall not exceed an amount equal to the annual rate of 1.35% of the Successor Fund’s average daily gross assets. Amounts waived by the Adviser will not be subject to recoupment from the Successor Fund.